UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2025

Date of reporting period:	4/30/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Jennison Emerging Markets Equity
Opportunities Fund
Class A:
PDEAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class A	$63	1.30%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 614,002,216
Number of fund holdings	40
Portfolio turnover rate for the period	67%
MF225E2A

WHAT ARE
SOME
CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Banks	13.4%
Interactive Media & Services	12.5%
Affiliated Mutual Fund - Short-Term Investment (11.1% represents investments purchased with collateral from securities on loan)	11.9%
Semiconductors & Semiconductor Equipment	9.9%
Hotels, Restaurants & Leisure	8.7%
Automobiles	7.8%
Capital Markets	7.7%
Aerospace & Defense	5.7%
Broadline Retail	5.5%
Textiles, Apparel & Luxury Goods	5.0%
Technology Hardware, Storage & Peripherals	4.9%
Industry Classification	% of Net Assets
Real Estate Management & Development	4.0%
Biotechnology	3.7%
Wireless Telecommunication Services	2.5%
Entertainment	2.2%
Health Care Equipment & Supplies	2.0%
Metals & Mining	1.8%
Electrical Equipment	1.2%
Machinery	0.8%
111.2%
Liabilities in excess of other assets	(11.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Emerging Markets Equity Opportunities Fund

SHARE CLASS	A
NASDAQ	PDEAX
CUSIP	743969644
MF225E2A

PGIM Jennison Emerging Markets Equity
Opportunities Fund
Class C:
PDECX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class C	$99	2.05%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 614,002,216
Number of fund holdings	40
Portfolio turnover rate for the period	67%
MF225E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Banks	13.4%
Interactive Media & Services	12.5%
Affiliated Mutual Fund - Short-Term Investment (11.1% represents investments purchased with collateral from securities on loan)	11.9%
Semiconductors & Semiconductor Equipment	9.9%
Hotels, Restaurants & Leisure	8.7%
Automobiles	7.8%
Capital Markets	7.7%
Aerospace & Defense	5.7%
Broadline Retail	5.5%
Textiles, Apparel & Luxury Goods	5.0%
Technology Hardware, Storage & Peripherals	4.9%
Industry Classification	% of Net Assets
Real Estate Management & Development	4.0%
Biotechnology	3.7%
Wireless Telecommunication Services	2.5%
Entertainment	2.2%
Health Care Equipment & Supplies	2.0%
Metals & Mining	1.8%
Electrical Equipment	1.2%
Machinery	0.8%
111.2%
Liabilities in excess of other assets	(11.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Emerging Markets Equity
Opportunities
Fund

SHARE CLASS	C
NASDAQ	PDECX
CUSIP	743969636
MF225E2C

PGIM Jennison Emerging Markets Equity
Opportunities Fund
Class Z:
PDEZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class Z	$51	1.05%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 614,002,216
Number of fund holdings	40
Portfolio turnover rate for the period	67%
MF225E2Z

WHAT
ARE
SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Banks	13.4%
Interactive Media & Services	12.5%
Affiliated Mutual Fund - Short-Term Investment (11.1% represents investments purchased with collateral from securities on loan)	11.9%
Semiconductors & Semiconductor Equipment	9.9%
Hotels, Restaurants & Leisure	8.7%
Automobiles	7.8%
Capital Markets	7.7%
Aerospace & Defense	5.7%
Broadline Retail	5.5%
Textiles, Apparel & Luxury Goods	5.0%
Technology Hardware, Storage & Peripherals	4.9%
Industry Classification	% of Net Assets
Real Estate Management & Development	4.0%
Biotechnology	3.7%
Wireless Telecommunication Services	2.5%
Entertainment	2.2%
Health Care Equipment & Supplies	2.0%
Metals & Mining	1.8%
Electrical Equipment	1.2%
Machinery	0.8%
111.2%
Liabilities in excess of other assets	(11.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Emerging Markets Equity Opportunities Fund

SHARE CLASS	Z
NASDAQ	PDEZX
CUSIP	743969610
MF225E2Z

PGIM Jennison Emerging Markets Equity
Opportunities Fund
Class R6:
PDEQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class R6	$48	0.98%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 614,002,216
Number of fund holdings	40
Portfolio turnover rate for the period	67%
MF225E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Banks	13.4%
Interactive Media & Services	12.5%
Affiliated Mutual Fund - Short-Term Investment (11.1% represents investments purchased with collateral from securities on loan)	11.9%
Semiconductors & Semiconductor Equipment	9.9%
Hotels, Restaurants & Leisure	8.7%
Automobiles	7.8%
Capital Markets	7.7%
Aerospace & Defense	5.7%
Broadline Retail	5.5%
Textiles, Apparel & Luxury Goods	5.0%
Technology Hardware, Storage & Peripherals	4.9%
Industry Classification	% of Net Assets
Real Estate Management & Development	4.0%
Biotechnology	3.7%
Wireless Telecommunication Services	2.5%
Entertainment	2.2%
Health Care Equipment & Supplies	2.0%
Metals & Mining	1.8%
Electrical Equipment	1.2%
Machinery	0.8%
111.2%
Liabilities in excess of other assets	(11.2)%
100.0%

ADDITIONAL
INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Emerging Markets Equity Opportunities Fund

SHARE CLASS	R6
NASDAQ	PDEQX
CUSIP	743969628
MF225E2R6

PGIM Jennison Global Infrastructure Fund
Class A:
PGJAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Jennison Global Infrastructure Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class A	$77	1.50%
WHAT ARE SOME KEY FUND
STATISTICS
AS OF 4/30/2025?

Fund’s net assets	$ 44,444,113
Number of fund holdings	52
Portfolio turnover rate for the period	49%
MF217E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Electric Utilities	28.5%
Multi-Utilities	19.1%
Transportation Infrastructure	12.8%
Oil, Gas & Consumable Fuels	10.3%
Construction & Engineering	8.2%
Ground Transportation	6.7%
Specialized REITs	5.0%
Affiliated Mutual Fund - Short-Term Investment (2.1% represents investments purchased with collateral from securities on loan)	3.5%
Industry Classification	% of Net Assets
Water Utilities	3.0%
Gas Utilities	2.1%
Commercial Services & Supplies	2.0%
Independent Power & Renewable Electricity Producers	1.1%
102.3%
Liabilities in excess of other assets	(2.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Infrastructure Fund

SHARE CLASS	A
NASDAQ	PGJAX
CUSIP	743969792
MF217E2A

PGIM Jennison Global Infrastructure Fund
Class C:
PGJCX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Jennison Global Infrastructure Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class C	$115	2.25%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 44,444,113
Number of fund holdings	52
Portfolio turnover rate for the period	49%
MF217E2C

WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Electric Utilities	28.5%
Multi-Utilities	19.1%
Transportation Infrastructure	12.8%
Oil, Gas & Consumable Fuels	10.3%
Construction & Engineering	8.2%
Ground Transportation	6.7%
Specialized REITs	5.0%
Affiliated Mutual Fund - Short-Term Investment (2.1% represents investments purchased with collateral from securities on loan)	3.5%
Industry Classification	% of Net Assets
Water Utilities	3.0%
Gas Utilities	2.1%
Commercial Services & Supplies	2.0%
Independent Power & Renewable Electricity Producers	1.1%
102.3%
Liabilities in excess of other assets	(2.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Infrastructure Fund

SHARE CLASS	C
NASDAQ	PGJCX
CUSIP	743969784
MF217E2C

PGIM Jennison Global Infrastructure Fund
Class Z:
PGJZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Jennison Global Infrastructure Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class Z	$60	1.17%
WHAT ARE
SOME
KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 44,444,113
Number of fund holdings	52
Portfolio turnover rate for the period	49%
MF217E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Electric Utilities	28.5%
Multi-Utilities	19.1%
Transportation Infrastructure	12.8%
Oil, Gas & Consumable Fuels	10.3%
Construction & Engineering	8.2%
Ground Transportation	6.7%
Specialized REITs	5.0%
Affiliated Mutual Fund - Short-Term Investment (2.1% represents investments purchased with collateral from securities on loan)	3.5%
Industry Classification	% of Net Assets
Water Utilities	3.0%
Gas Utilities	2.1%
Commercial Services & Supplies	2.0%
Independent Power & Renewable Electricity Producers	1.1%
102.3%
Liabilities in excess of other assets	(2.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Infrastructure Fund

SHARE CLASS	Z
NASDAQ	PGJZX
CUSIP	743969776
MF217E2Z

PGIM Jennison Global Infrastructure Fund
Class R6:
PGJQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison Global Infrastructure Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class R6	$60	1.17%
WHAT ARE SOME
KEY
FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 44,444,113
Number of fund holdings	52
Portfolio turnover rate for the period	49%
MF217E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Electric Utilities	28.5%
Multi-Utilities	19.1%
Transportation Infrastructure	12.8%
Oil, Gas & Consumable Fuels	10.3%
Construction & Engineering	8.2%
Ground Transportation	6.7%
Specialized REITs	5.0%
Affiliated Mutual Fund - Short-Term Investment (2.1% represents investments purchased with collateral from securities on loan)	3.5%
Industry Classification	% of Net Assets
Water Utilities	3.0%
Gas Utilities	2.1%
Commercial Services & Supplies	2.0%
Independent Power & Renewable Electricity Producers	1.1%
102.3%
Liabilities in excess of other assets	(2.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Infrastructure Fund

SHARE CLASS	R6
NASDAQ	PGJQX
CUSIP	743969560
MF217E2R6

PGIM Jennison Global Opportunities Fund
Class A:
PRJAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Jennison Global Opportunities Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class A	$52	1.08%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 6,073,928,485
Number of fund holdings	41
Portfolio turnover rate for the period	75%
MF214E2A

WHAT ARE
SOME
CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	16.7%
Entertainment	12.0%
Affiliated Mutual Fund - Short-Term Investment (4.3% represents investments purchased with collateral from securities on loan)	9.0%
Textiles, Apparel & Luxury Goods	8.7%
Technology Hardware, Storage & Peripherals	8.1%
Pharmaceuticals	7.1%
Automobiles	6.7%
Broadline Retail	6.4%
Specialty Retail	5.5%
Interactive Media & Services	4.9%
Consumer Staples Distribution & Retail	3.0%
Industry Classification	% of Net Assets
Personal Care Products	3.0%
Biotechnology	2.7%
IT Services	2.4%
Semiconductors & Semiconductor Equipment	2.4%
Hotels, Restaurants & Leisure	2.2%
Health Care Equipment & Supplies	1.5%
Banks	1.2%
Construction & Engineering	0.9%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Opportunities Fund

SHARE CLASS	A
NASDAQ	PRJAX
CUSIP	743969719
MF214E2A

PGIM Jennison Global Opportunities Fund
Class C:
PRJCX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Jennison Global Opportunities Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class C	$92	1.92%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 6,073,928,485
Number of fund holdings	41
Portfolio turnover rate for the period	75%
MF214E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	16.7%
Entertainment	12.0%
Affiliated Mutual Fund - Short-Term Investment (4.3% represents investments purchased with collateral from securities on loan)	9.0%
Textiles, Apparel & Luxury Goods	8.7%
Technology Hardware, Storage & Peripherals	8.1%
Pharmaceuticals	7.1%
Automobiles	6.7%
Broadline Retail	6.4%
Specialty Retail	5.5%
Interactive Media & Services	4.9%
Consumer Staples Distribution & Retail	3.0%
Industry Classification	% of Net Assets
Personal Care Products	3.0%
Biotechnology	2.7%
IT Services	2.4%
Semiconductors & Semiconductor Equipment	2.4%
Hotels, Restaurants & Leisure	2.2%
Health Care Equipment & Supplies	1.5%
Banks	1.2%
Construction & Engineering	0.9%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Opportunities Fund

SHARE CLASS	C
NASDAQ	PRJCX
CUSIP	743969693
MF214E2C

PGIM Jennison Global Opportunities Fund
Class Z:
PRJZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Jennison Global Opportunities Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class Z	$45	0.93%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 6,073,928,485
Number of fund holdings	41
Portfolio turnover rate for the period	75%
MF214E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	16.7%
Entertainment	12.0%
Affiliated Mutual Fund - Short-Term Investment (4.3% represents investments purchased with collateral from securities on loan)	9.0%
Textiles, Apparel & Luxury Goods	8.7%
Technology Hardware, Storage & Peripherals	8.1%
Pharmaceuticals	7.1%
Automobiles	6.7%
Broadline Retail	6.4%
Specialty Retail	5.5%
Interactive Media & Services	4.9%
Consumer Staples Distribution & Retail	3.0%
Industry Classification	% of Net Assets
Personal Care Products	3.0%
Biotechnology	2.7%
IT Services	2.4%
Semiconductors & Semiconductor Equipment	2.4%
Hotels, Restaurants & Leisure	2.2%
Health Care Equipment & Supplies	1.5%
Banks	1.2%
Construction & Engineering	0.9%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Opportunities Fund

SHARE CLASS	Z
NASDAQ	PRJZX
CUSIP	743969685
MF214E2Z

PGIM Jennison Global Opportunities Fund
Class R2:
PRJBX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Jennison Global Opportunities Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class R2	$65	1.34%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 6,073,928,485
Number of fund holdings	41
Portfolio turnover rate for the period	75%
MF214E2R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	16.7%
Entertainment	12.0%
Affiliated Mutual Fund - Short-Term Investment (4.3% represents investments purchased with collateral from securities on loan)	9.0%
Textiles, Apparel & Luxury Goods	8.7%
Technology Hardware, Storage & Peripherals	8.1%
Pharmaceuticals	7.1%
Automobiles	6.7%
Broadline Retail	6.4%
Specialty Retail	5.5%
Interactive Media & Services	4.9%
Consumer Staples Distribution & Retail	3.0%
Industry Classification	% of Net Assets
Personal Care Products	3.0%
Biotechnology	2.7%
IT Services	2.4%
Semiconductors & Semiconductor Equipment	2.4%
Hotels, Restaurants & Leisure	2.2%
Health Care Equipment & Supplies	1.5%
Banks	1.2%
Construction & Engineering	0.9%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Opportunities Fund

SHARE CLASS	R2
NASDAQ	PRJBX
CUSIP	743969438
MF214E2R2

PGIM Jennison Global Opportunities Fund
Class R4:
PRJDX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Jennison Global Opportunities Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class R4	$53	1.09%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 6,073,928,485
Number of fund holdings	41
Portfolio turnover rate for the period	75%
MF214E2R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	16.7%
Entertainment	12.0%
Affiliated Mutual Fund - Short-Term Investment (4.3% represents investments purchased with collateral from securities on loan)	9.0%
Textiles, Apparel & Luxury Goods	8.7%
Technology Hardware, Storage & Peripherals	8.1%
Pharmaceuticals	7.1%
Automobiles	6.7%
Broadline Retail	6.4%
Specialty Retail	5.5%
Interactive Media & Services	4.9%
Consumer Staples Distribution & Retail	3.0%
Industry Classification	% of Net Assets
Personal Care Products	3.0%
Biotechnology	2.7%
IT Services	2.4%
Semiconductors & Semiconductor Equipment	2.4%
Hotels, Restaurants & Leisure	2.2%
Health Care Equipment & Supplies	1.5%
Banks	1.2%
Construction & Engineering	0.9%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Opportunities Fund

SHARE CLASS	R4
NASDAQ	PRJDX
CUSIP	743969420
MF214E2R4

PGIM Jennison Global Opportunities Fund
Class R6:
PRJQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison Global Opportunities Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class R6	$40	0.82%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 6,073,928,485
Number of fund holdings	41
Portfolio turnover rate for the period	75%
MF214E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	16.7%
Entertainment	12.0%
Affiliated Mutual Fund - Short-Term Investment (4.3% represents investments purchased with collateral from securities on loan)	9.0%
Textiles, Apparel & Luxury Goods	8.7%
Technology Hardware, Storage & Peripherals	8.1%
Pharmaceuticals	7.1%
Automobiles	6.7%
Broadline Retail	6.4%
Specialty Retail	5.5%
Interactive Media & Services	4.9%
Consumer Staples Distribution & Retail	3.0%
Industry Classification	% of Net Assets
Personal Care Products	3.0%
Biotechnology	2.7%
IT Services	2.4%
Semiconductors & Semiconductor Equipment	2.4%
Hotels, Restaurants & Leisure	2.2%
Health Care Equipment & Supplies	1.5%
Banks	1.2%
Construction & Engineering	0.9%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Opportunities Fund

SHARE CLASS	R6
NASDAQ	PRJQX
CUSIP	743969594
MF214E2R6

PGIM Jennison International Opportunities Fund
Class A:
PWJAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Jennison International Opportunities Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund— Class A	$54	1.09%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 5,138,902,694
Number of fund holdings	35
Portfolio turnover rate for the period	54%
MF215E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	12.6%
Textiles, Apparel & Luxury Goods	11.9%
Aerospace & Defense	11.8%
Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan)	10.2%
Automobiles	7.4%
Hotels, Restaurants & Leisure	6.3%
Entertainment	6.3%
Broadline Retail	5.3%
Technology Hardware, Storage & Peripherals	4.2%
Pharmaceuticals	3.8%
Specialty Retail	3.8%
Personal Care Products	3.1%
Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	2.9%
Biotechnology	2.5%
Health Care Equipment & Supplies	2.3%
Electronic Equipment, Instruments & Components	2.2%
Financial Services	2.0%
Life Sciences Tools & Services	1.6%
IT Services	1.6%
Banks	1.4%
Electrical Equipment	0.7%
103.9%
Liabilities in excess of other assets	(3.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison International Opportunities Fund

SHARE CLASS	A
NASDAQ	PWJAX
CUSIP	743969677
MF215E2A

PGIM Jennison International Opportunities Fund
Class C:
PWJCX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Jennison International Opportunities Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund— Class C	$95	1.91%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 5,138,902,694
Number of fund holdings	35
Portfolio turnover rate for the period	54%
MF215E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	12.6%
Textiles, Apparel & Luxury Goods	11.9%
Aerospace & Defense	11.8%
Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan)	10.2%
Automobiles	7.4%
Hotels, Restaurants & Leisure	6.3%
Entertainment	6.3%
Broadline Retail	5.3%
Technology Hardware, Storage & Peripherals	4.2%
Pharmaceuticals	3.8%
Specialty Retail	3.8%
Personal Care Products	3.1%
Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	2.9%
Biotechnology	2.5%
Health Care Equipment & Supplies	2.3%
Electronic Equipment, Instruments & Components	2.2%
Financial Services	2.0%
Life Sciences Tools & Services	1.6%
IT Services	1.6%
Banks	1.4%
Electrical Equipment	0.7%
103.9%
Liabilities in excess of other assets	(3.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison International Opportunities Fund

SHARE CLASS	C
NASDAQ	PWJCX
CUSIP	743969669
MF215E2C

PGIM Jennison International Opportunities Fund
Class R:
PWJRX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R shares of PGIM Jennison International Opportunities Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund— Class R	$72	1.45%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 5,138,902,694
Number of fund holdings	35
Portfolio turnover rate for the period	54%
MF215E2R

WHAT ARE SOME CHAR
ACT
ERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	12.6%
Textiles, Apparel & Luxury Goods	11.9%
Aerospace & Defense	11.8%
Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan)	10.2%
Automobiles	7.4%
Hotels, Restaurants & Leisure	6.3%
Entertainment	6.3%
Broadline Retail	5.3%
Technology Hardware, Storage & Peripherals	4.2%
Pharmaceuticals	3.8%
Specialty Retail	3.8%
Personal Care Products	3.1%
Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	2.9%
Biotechnology	2.5%
Health Care Equipment & Supplies	2.3%
Electronic Equipment, Instruments & Components	2.2%
Financial Services	2.0%
Life Sciences Tools & Services	1.6%
IT Services	1.6%
Banks	1.4%
Electrical Equipment	0.7%
103.9%
Liabilities in excess of other assets	(3.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison International Opportunities Fund

SHARE CLASS	R
NASDAQ	PWJRX
CUSIP	743969487
MF215E2R

PGIM Jennison International Opportunities Fund
Class Z:
PWJZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Jennison International Opportunities Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund— Class Z	$45	0.90%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 5,138,902,694
Number of fund holdings	35
Portfolio turnover rate for the period	54%
MF215E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	12.6%
Textiles, Apparel & Luxury Goods	11.9%
Aerospace & Defense	11.8%
Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan)	10.2%
Automobiles	7.4%
Hotels, Restaurants & Leisure	6.3%
Entertainment	6.3%
Broadline Retail	5.3%
Technology Hardware, Storage & Peripherals	4.2%
Pharmaceuticals	3.8%
Specialty Retail	3.8%
Personal Care Products	3.1%
Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	2.9%
Biotechnology	2.5%
Health Care Equipment & Supplies	2.3%
Electronic Equipment, Instruments & Components	2.2%
Financial Services	2.0%
Life Sciences Tools & Services	1.6%
IT Services	1.6%
Banks	1.4%
Electrical Equipment	0.7%
103.9%
Liabilities in excess of other assets	(3.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison International Opportunities Fund

SHARE CLASS	Z
NASDAQ	PWJZX
CUSIP	743969651
MF215E2Z

PGIM Jennison International Opportunities Fund
Class R2:
PWJBX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Jennison International Opportunities Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund— Class R2	$67	1.34%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 5,138,902,694
Number of fund holdings	35
Portfolio turnover rate for the period	54%
MF215E2R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	12.6%
Textiles, Apparel & Luxury Goods	11.9%
Aerospace & Defense	11.8%
Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan)	10.2%
Automobiles	7.4%
Hotels, Restaurants & Leisure	6.3%
Entertainment	6.3%
Broadline Retail	5.3%
Technology Hardware, Storage & Peripherals	4.2%
Pharmaceuticals	3.8%
Specialty Retail	3.8%
Personal Care Products	3.1%
Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	2.9%
Biotechnology	2.5%
Health Care Equipment & Supplies	2.3%
Electronic Equipment, Instruments & Components	2.2%
Financial Services	2.0%
Life Sciences Tools & Services	1.6%
IT Services	1.6%
Banks	1.4%
Electrical Equipment	0.7%
103.9%
Liabilities in excess of other assets	(3.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison International Opportunities Fund

SHARE CLASS	R2
NASDAQ	PWJBX
CUSIP	743969412
MF215E2R2

PGIM Jennison International Opportunities Fund
Class R4:
PWJDX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Jennison International Opportunities Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund— Class R4	$54	1.09%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 5,138,902,694
Number of fund holdings	35
Portfolio turnover rate for the period	54%
MF215E2R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	12.6%
Textiles, Apparel & Luxury Goods	11.9%
Aerospace & Defense	11.8%
Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan)	10.2%
Automobiles	7.4%
Hotels, Restaurants & Leisure	6.3%
Entertainment	6.3%
Broadline Retail	5.3%
Technology Hardware, Storage & Peripherals	4.2%
Pharmaceuticals	3.8%
Specialty Retail	3.8%
Personal Care Products	3.1%
Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	2.9%
Biotechnology	2.5%
Health Care Equipment & Supplies	2.3%
Electronic Equipment, Instruments & Components	2.2%
Financial Services	2.0%
Life Sciences Tools & Services	1.6%
IT Services	1.6%
Banks	1.4%
Electrical Equipment	0.7%
103.9%
Liabilities in excess of other assets	(3.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison International Opportunities Fund

SHARE CLASS	R4
NASDAQ	PWJDX
CUSIP	743969396
MF215E2R4

PGIM Jennison International Opportunities Fund
Class R6:
PWJQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison International Opportunities Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund— Class R6	$42	0.84%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 5,138,902,694
Number of fund holdings	35
Portfolio turnover rate for the period	54%
MF215E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	12.6%
Textiles, Apparel & Luxury Goods	11.9%
Aerospace & Defense	11.8%
Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan)	10.2%
Automobiles	7.4%
Hotels, Restaurants & Leisure	6.3%
Entertainment	6.3%
Broadline Retail	5.3%
Technology Hardware, Storage & Peripherals	4.2%
Pharmaceuticals	3.8%
Specialty Retail	3.8%
Personal Care Products	3.1%
Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	2.9%
Biotechnology	2.5%
Health Care Equipment & Supplies	2.3%
Electronic Equipment, Instruments & Components	2.2%
Financial Services	2.0%
Life Sciences Tools & Services	1.6%
IT Services	1.6%
Banks	1.4%
Electrical Equipment	0.7%
103.9%
Liabilities in excess of other assets	(3.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison International Opportunities Fund

SHARE CLASS	R6
NASDAQ	PWJQX
CUSIP	743969586
MF215E2R6

PGIM Quant Solutions International Equity Fund
Class A
:
PJRAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Quant Solutions International Equity Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund— Class A	$72	1.39%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 244,231,824
Number of fund holdings	399
Portfolio turnover rate for the period	59%
MF190E2A

WHAT ARE SOME CHARA
CTER
ISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (3.7% represents investments purchased with collateral from securities on loan)	16.6%
Banks	15.2%
Pharmaceuticals	7.3%
Insurance	6.0%
Metals & Mining	5.0%
Semiconductors & Semiconductor Equipment	4.9%
Aerospace & Defense	3.5%
Oil, Gas & Consumable Fuels	3.2%
Unaffiliated Exchange-Traded Funds - Equity	2.9%
Automobiles	2.6%
Capital Markets	2.5%
Consumer Staples Distribution & Retail	2.4%
Diversified Telecommunication Services	2.4%
Specialty Retail	2.3%
Machinery	2.2%
Technology Hardware, Storage & Peripherals	1.9%
Food Products	1.8%
IT Services	1.7%
Electric Utilities	1.6%
Entertainment	1.6%
Construction & Engineering	1.5%
Electrical Equipment	1.4%
Interactive Media & Services	1.4%
Industrial Conglomerates	1.3%
Broadline Retail	1.3%
Automobile Com po nents	1.2%
Industry Classification	% of Net Assets
Real Estate Management & Development	1.2%
Tobacco	1.1%
Wireless Telecommunication Services	1.1%
Household Durables	1.1%
Multi-Utilities	1.1%
Hotels, Restaurants & Leisure	1.1%
Household Products	1.1%
U.S. Treasury Obligations	0.9%
Software	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Passenger Airlines	0.8%
Construction Materials	0.8%
Building Products	0.7%
Communications Equipment	0.7%
Marine Transportation	0.6%
Retail REITs	0.6%
Chemicals	0.6%
Commercial Services & Supplies	0.5%
Electronic Equipment, Instruments & Components	0.5%
Financial Services	0.5%
Others*	2.5%
114.8%
Liabilities in excess of other assets	(14.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions International Equity Fund

SHARE CLASS	A
NASDAQ	PJRAX
CUSIP	743969859
MF190E2A

PGIM Quant Solutions International Equity Fund
Class C:
PJRCX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Quant Solutions International Equity Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund— Class C	$139	2.69%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 244,231,824
Number of fund holdings	399
Portfolio turnover rate for the period	59%
MF190E2C

WHAT ARE SOME CHA
RACTE
RISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (3.7% represents investments purchased with collateral from securities on loan)	16.6%
Banks	15.2%
Pharmaceuticals	7.3%
Insurance	6.0%
Metals & Mining	5.0%
Semiconductors & Semiconductor Equipment	4.9%
Aerospace & Defense	3.5%
Oil, Gas & Consumable Fuels	3.2%
Unaffiliated Exchange-Traded Funds - Equity	2.9%
Automobiles	2.6%
Capital Markets	2.5%
Consumer Staples Distribution & Retail	2.4%
Diversified Telecommunication Services	2.4%
Specialty Retail	2.3%
Machinery	2.2%
Technology Hardware, Storage & Peripherals	1.9%
Food Products	1.8%
IT Services	1.7%
Electric Utilities	1.6%
Entertainment	1.6%
Construction & Engineering	1.5%
Electrical Equipment	1.4%
Interactive Media & Services	1.4%
Industrial Conglomerates	1.3%
Broadline Retail	1.3%
Automobile Components	1.2%
Industry Classification	% of Net Assets
Real Estate Management & Development	1.2%
Tobacco	1.1%
Wireless Telecommunication Services	1.1%
Household Durables	1.1%
Multi-Utilities	1.1%
Hotels, Restaurants & Leisure	1.1%
Household Products	1.1%
U.S. Treasury Obligations	0.9%
Software	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Passenger Airlines	0.8%
Construction Materials	0.8%
Building Products	0.7%
Communications Equipment	0.7%
Marine Transportation	0.6%
Retail REITs	0.6%
Chemicals	0.6%
Commercial Services & Supplies	0.5%
Electronic Equipment, Instruments & Components	0.5%
Financial Services	0.5%
Others*	2.5%
114.8%
Liabilities in excess of other assets	(14.8)%
100.0%

*	Consists of In dustr ies that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions International Equity Fund

SHARE CLASS	C
NASDAQ	PJRCX
CUSIP	743969875
MF190E2C

PGIM Quant Solutions International Equity Fund
Class Z:
PJIZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Quant Solutions International Equity Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund— Class Z	$50	0.96%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 244,231,824
Number of fund holdings	399
Portfolio turnover rate for the period	59%
MF190E2Z

WHAT ARE SOME CHA
RACT
ERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (3.7% represents investments purchased with collateral from securities on loan)	16.6%
Banks	15.2%
Pharmaceuticals	7.3%
Insurance	6.0%
Metals & Mining	5.0%
Semiconductors & Semiconductor Equipment	4.9%
Aerospace & Defense	3.5%
Oil, Gas & Consumable Fuels	3.2%
Unaffiliated Exchange-Traded Funds - Equity	2.9%
Automobiles	2.6%
Capital Markets	2.5%
Consumer Staples Distribution & Retail	2.4%
Diversified Telecommunication Services	2.4%
Specialty Retail	2.3%
Machinery	2.2%
Technology Hardware, Storage & Peripherals	1.9%
Food Products	1.8%
IT Services	1.7%
Electric Utilities	1.6%
Entertainment	1.6%
Construction & Engineering	1.5%
Electrical Equipment	1.4%
Interactive Media & Services	1.4%
Industrial Conglomerates	1.3%
Broadline Retail	1.3%
Automobile Components	1.2%
Industry Classification	% of Net Assets
Real Estate Management & Development	1.2%
Tobacco	1.1%
Wireless Telecommunication Services	1.1%
Household Durables	1.1%
Multi-Utilities	1.1%
Hotels, Restaurants & Leisure	1.1%
Household Products	1.1%
U.S. Treasury Obligations	0.9%
Software	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Passenger Airlines	0.8%
Construction Materials	0.8%
Building Products	0.7%
Communications Equipment	0.7%
Marine Transportation	0.6%
Retail REITs	0.6%
Chemicals	0.6%
Commercial Services & Supplies	0.5%
Electronic Equipment, Instruments & Components	0.5%
Financial Services	0.5%
Others*	2.5%
114.8%
Liabilities in excess of other assets	(14.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions International Equity Fund

SHARE CLASS	Z
NASDAQ	PJIZX
CUSIP	743969883
MF190E2Z

PGIM Quant Solutions International Equity Fund
Class R6:
PJRQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Quant Solutions International Equity Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund— Class R6	$41	0.78%
WHAT ARE SO
M
E KEY FUND STATI
ST
ICS AS OF 4/30/2025?

Fund’s net assets	$ 244,231,824
Number of fund holdings	399
Portfolio turnover rate for the period	59%
MF190E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (3.7% represents investments purchased with collateral from securities on loan)	16.6%
Banks	15.2%
Pharmaceuticals	7.3%
Insurance	6.0%
Metals & Mining	5.0%
Semiconductors & Semiconductor Equipment	4.9%
Aerospace & Defense	3.5%
Oil, Gas & Consumable Fuels	3.2%
Unaffiliated Exchange-Traded Funds - Equity	2.9%
Automobiles	2.6%
Capital Markets	2.5%
Consumer Staples Distribution & Retail	2.4%
Diversified Telecommunication Services	2.4%
Specialty Retail	2.3%
Machinery	2.2%
Technology Hardware, Storage & Peripherals	1.9%
Food Products	1.8%
IT Services	1.7%
Electric Utilities	1.6%
Entertainment	1.6%
Construction & Engineering	1.5%
Electrical Equipment	1.4%
Interactive Media & Services	1.4%
Industrial Conglomerates	1.3%
Broadline Retail	1.3%
Automobile Components	1.2%
Industry Classification	% of Net Assets
Real Estate Management & Development	1.2%
Tobacco	1.1%
Wireless Telecommunication Services	1.1%
Household Durables	1.1%
Multi-Utilities	1.1%
Hotels, Restaurants & Leisure	1.1%
Household Products	1.1%
U.S. Treasury Obligations	0.9%
Software	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Passenger Airlines	0.8%
Construction Materials	0.8%
Building Products	0.7%
Communications Equipment	0.7%
Marine Transportation	0.6%
Retail REITs	0.6%
Chemicals	0.6%
Commercial Services & Supplies	0.5%
Electronic Equipment, Instruments & Components	0.5%
Financial Services	0.5%
Others*	2.5%
114.8%
Liabilities in excess of other assets	(14.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions International Equity Fund

SHARE CLASS	R6
NASDAQ	PJRQX
CUSIP	743969578
MF190E2R6

PGIM Emerging Markets Debt Hard Currency Fund
Class A:
PDHAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Emerging Markets Debt Hard Currency
Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class A	$53	1.05%
WHAT ARE S
OME
KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 215,127,715
Number of fund holdings	708
Portfolio turnover rate for the period	15%
WHAT ARE SOME CHARACTERISTICS OF THE F
UN
D’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	2.2
AA	6.6
A	3.1
BBB	38.0
BB	24.5
B	16.5
CCC	4.9
C	1.1
D	0.3
Not Rated	0.4
Cash/Cash Equivalents	2.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF239E2A

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Emerging Markets Debt Hard Currency Fund

SHARE CLASS	A
NASDAQ	PDHAX
CUSIP	743969479
MF239E2A

PGIM Emerging Markets Debt Hard Currency Fund
Class C:
PDHCX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Emerging Markets Debt Hard Currency
Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class C	$90	1.80%
WHAT ARE SOME KEY FUND ST
ATI
STICS AS OF 4/30/2025?

Fund’s net assets	$ 215,127,715
Number of fund holdings	708
Portfolio turnover rate for the period	15%
WHAT ARE SOME CHARAC
TE
RISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	2.2
AA	6.6
A	3.1
BBB	38.0
BB	24.5
B	16.5
CCC	4.9
C	1.1
D	0.3
Not Rated	0.4
Cash/Cash Equivalents	2.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF239E2C

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Emerging Markets Debt Hard Currency Fund

SHARE CLASS	C
NASDAQ	PDHCX
CUSIP	743969461
MF239E2C

PGIM Emerging Markets Debt Hard Currency Fund
Class Z:
PDHVX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Emerging Markets Debt Hard Currency
Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class Z	$35	0.69%
WHAT ARE SOME KEY FUND STA
TIS
TICS AS OF 4/30/2025?

Fund’s net assets	$ 215,127,715
Number of fund holdings	708
Portfolio turnover rate for the period	15%
WHAT ARE SOME CHARA
CTERI
STICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	2.2
AA	6.6
A	3.1
BBB	38.0
BB	24.5
B	16.5
CCC	4.9
C	1.1
D	0.3
Not Rated	0.4
Cash/Cash Equivalents	2.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF239E2Z

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Emerging Markets Debt Hard Currency Fund

SHARE CLASS	Z
NASDAQ	PDHVX
CUSIP	743969446
MF239E2Z

PGIM Emerging Markets Debt Hard Currency Fund
Class R6:
PDHQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Emerging Markets Debt Hard Currency
Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class R6	$33	0.65%
WHAT ARE SOME KEY FUND ST
ATIST
ICS AS OF 4/30/2025?

Fund’s net assets	$ 215,127,715
Number of fund holdings	708
Portfolio turnover rate for the period	15%
WHAT ARE SOME CHARAC
TERIS
TICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	2.2
AA	6.6
A	3.1
BBB	38.0
BB	24.5
B	16.5
CCC	4.9
C	1.1
D	0.3
Not Rated	0.4
Cash/Cash Equivalents	2.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF239E2R6

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Emerging Markets Debt Hard Currency Fund

SHARE CLASS	R6
NASDAQ	PDHQX
CUSIP	743969453
MF239E2R6

PGIM Emerging Markets Debt Local Currency Fund
Class A:
EMDAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Emerging Markets Debt Local Currency
Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class A	$57	1.13%
WHAT ARE SOME
KEY
FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 35,896,198
Number of fund holdings	485
Portfolio turnover rate for the period	23%
WHAT ARE SOME CHARACT
ER
ISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	3.3
AA	4.5
A	24.0
BBB	39.5
BB	22.5
Not Rated	(0.4)
Cash/Cash Equivalents	6.6
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF212E2A

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Emerging Markets Debt Local Currency Fund

SHARE CLASS	A
NASDAQ	EMDAX
CUSIP	743969750
MF212E2A

PGIM Emerging Markets Debt Local Currency Fund
Class C:
EMDCX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Emerging Markets Debt Local Currency
Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class C	$95	1.88%
WHAT ARE SOME KEY FUND S
TATIS
TICS AS OF 4/30/2025?

Fund’s net assets	$ 35,896,198
Number of fund holdings	485
Portfolio turnover rate for the period	23%
WHAT ARE SOME CHARA
CTE
RISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	3.3
AA	4.5
A	24.0
BBB	39.5
BB	22.5
Not Rated	(0.4)
Cash/Cash Equivalents	6.6
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF212E2C

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Emerging Markets Debt Local Currency Fund

SHARE CLASS	C
NASDAQ	EMDCX
CUSIP	743969743
MF212E2C

PGIM Emerging Markets Debt Local Currency Fund
Class Z:
EMDZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Emerging Markets Debt Local Currency
Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class Z	$37	0.72%
WHAT ARE SOME KEY FUND ST
ATIST
ICS AS OF 4/30/2025?

Fund’s net assets	$ 35,896,198
Number of fund holdings	485
Portfolio turnover rate for the period	23%
WHAT ARE SOME CHARACT
ERI
STICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	3.3
AA	4.5
A	24.0
BBB	39.5
BB	22.5
Not Rated	(0.4)
Cash/Cash Equivalents	6.6
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF212E2Z

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Emerging Markets Debt Local Currency Fund

SHARE CLASS	Z
NASDAQ	EMDZX
CUSIP	743969727
MF212E2Z

PGIM Emerging Markets Debt Local Currency Fund
Class R6:
EMDQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Emerging Markets Debt Local Currency
Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class R6	$33	0.65%
WHAT ARE SOME KEY FUND S
TATISTI
CS AS OF 4/30/2025?

Fund’s net assets	$ 35,896,198
Number of fund holdings	485
Portfolio turnover rate for the period	23%
WHAT ARE SOME CHARACTERI
STI
CS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	3.3
AA	4.5
A	24.0
BBB	39.5
BB	22.5
Not Rated	(0.4)
Cash/Cash Equivalents	6.6
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF212E2R6

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Emerging Markets Debt Local Currency Fund

SHARE CLASS	R6
NASDAQ	EMDQX
CUSIP	743969735
MF212E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL WORLD FUND, INC.

PGIM Jennison Emerging Markets Equity Opportunities Fund

PGIM Jennison Global Infrastructure Fund

PGIM Jennison Global Opportunities Fund

PGIM Jennison International Opportunities Fund

PGIM Quant Solutions International Equity Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

APRIL 30, 2025

Table of Contents	Financial Statements and Other Information	April 30, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Jennison Emerging Markets Equity Opportunities	2
PGIM Jennison Global Infrastructure Fund	16
PGIM Jennison Global Opportunities Fund	29
PGIM Jennison International Opportunities Fund	45
PGIM Quant Solutions International Equity Fund	62
Notes to Financial Statements	89

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen (Bearer)

EAFE—Europe, Australasia, Far East

ETF—Exchange-Traded Fund

GS—Goldman Sachs & Co. LLC

MSCI—Morgan Stanley Capital International

PJSC—Public Joint-Stock Company

PRFC—Preference Shares

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

UTS—Unit Trust Security

1

PGIM Jennison Emerging Markets Equity Opportunities Fund

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.3%

COMMON STOCKS

Argentina 4.7%
Grupo Financiero Galicia SA, ADR	477,551	$28,844,080

Brazil 14.0%
Banco BTG Pactual SA, UTS	1,734,556	11,696,864
Embraer SA, ADR*	763,228	35,062,695
NU Holdings Ltd. (Class A Stock)*	1,661,500	20,652,445
XP, Inc. (Class A Stock)	1,149,201	18,502,136

		85,914,140

China 44.6%
Alibaba Group Holding Ltd., ADR(a)	281,695	33,642,834
Bilibili, Inc., ADR*(a)	946,782	16,568,685
BYD Co. Ltd. (Class H Stock)	846,079	40,185,576
Kanzhun Ltd., ADR*	1,338,438	20,478,101
KE Holdings, Inc., ADR(a)	1,054,133	21,398,900
Laopu Gold Co. Ltd. (Class H Stock)*(a)	198,592	18,407,518
Leader Harmonious Drive Systems Co. Ltd. (Class A Stock)	234,662	4,770,879
Meituan (Class B Stock), 144A*	588,911	9,750,857
Tencent Holdings Ltd., ADR(a)	654,262	39,949,238
Tencent Music Entertainment Group, ADR	1,003,792	13,470,889
Trip.com Group Ltd., ADR	260,051	15,340,408
Xiaomi Corp. (Class B Stock), 144A*	4,704,524	30,119,325
Zai Lab Ltd., ADR*(a)	314,483	9,965,966

		274,049,176

Hong Kong 2.7%
Futu Holdings Ltd., ADR	183,222	16,913,223

India 11.5%
Bharti Airtel Ltd.	709,768	15,656,241
Devyani International Ltd.*	3,831,241	8,141,377
ICICI Bank Ltd.	945,587	15,894,640
Mahindra & Mahindra Ltd.	216,188	7,490,312
MakeMyTrip Ltd.*	192,903	20,220,092
Max Estates Ltd.*	663,335	3,212,494

		70,615,156

See Notes to Financial Statements.

2

PGIM Jennison Emerging Markets Equity Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Indonesia 2.8%
Bank Central Asia Tbk PT	20,469,095	$10,883,226
Bank Syariah Indonesia Tbk PT	35,413,309	6,090,817

		16,974,043

Mexico 1.8%
Southern Copper Corp.(a)	121,750	10,899,060

Poland 2.0%
LPP SA	2,946	12,057,258

South Korea 5.3%
Classys, Inc.	265,353	11,998,597
HD Hyundai Electric Co. Ltd.	34,135	7,428,628
Hugel, Inc.*	50,257	12,878,022

		32,305,247

Taiwan 9.9%
Alchip Technologies Ltd.	167,580	11,198,657
ASE Technology Holding Co. Ltd.	3,034,481	12,930,530
ASPEED Technology, Inc.	81,141	7,633,456
MediaTek, Inc.	379,953	16,145,382
Taiwan Semiconductor Manufacturing Co. Ltd.	243,746	6,906,434
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	36,764	6,128,191

		60,942,650

TOTAL LONG-TERM INVESTMENTS
(cost $527,508,666)		609,514,033

SHORT-TERM INVESTMENTS 11.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(wb)	5,080,604	5,080,604

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund 3

PGIM Jennison Emerging Markets Equity Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 4.540%) (cost $68,136,149; includes $67,802,006 of cash collateral for securities on loan)(b)(wb)	68,190,701	$68,142,968

TOTAL SHORT-TERM INVESTMENTS
(cost $73,216,753)		73,223,572

TOTAL INVESTMENTS 111.2%
(cost $600,725,419)		682,737,605
Liabilities in excess of other assets (11.2)%		(68,735,389)

NET ASSETS 100.0%		$614,002,216

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $65,782,725; cash collateral of $67,802,006 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Argentina	$28,844,080	$—	$—
Brazil	85,914,140	—	—
China	170,815,021	103,234,155	—

See Notes to Financial Statements.

4

PGIM Jennison Emerging Markets Equity Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Hong Kong	$16,913,223	$—	$—
India	23,432,586	47,182,570	—
Indonesia	—	16,974,043	—
Mexico	10,899,060	—	—
Poland	—	12,057,258	—
South Korea	—	32,305,247	—
Taiwan	6,128,191	54,814,459	—
Short-Term Investments
Affiliated Mutual Funds	73,223,572	—	—

Total	$416,169,873	$266,567,732	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Banks	13.5%
Interactive Media & Services	12.5
Affiliated Mutual Funds (11.0% represents investments purchased with collateral from securities on loan)	11.9
Semiconductors & Semiconductor Equipment	9.9
Hotels, Restaurants & Leisure	8.7
Automobiles	7.7
Capital Markets	7.6
Aerospace & Defense	5.7
Broadline Retail	5.5
Textiles, Apparel & Luxury Goods	5.0
Technology Hardware, Storage & Peripherals	4.9
Real Estate Management & Development	4.0

Biotechnology	3.7%
Wireless Telecommunication Services	2.6
Entertainment	2.2
Health Care Equipment & Supplies	2.0
Metals & Mining	1.8
Electrical Equipment	1.2
Machinery	0.8

111.2
Liabilities in excess of other assets	(11.2)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund 5

PGIM Jennison Emerging Markets Equity Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$65,782,725	$(65,782,725)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

6

PGIM Jennison Emerging Markets Equity Opportunities Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value, including securities on loan of $65,782,725:
Unaffiliated investments (cost $527,508,666)	$609,514,033
Affiliated investments (cost $73,216,753)	73,223,572
Foreign currency, at value (cost $355,264)	354,983
Receivable for Fund shares sold	642,872
Dividends receivable	199,709
Tax reclaim receivable	19,488
Receivable for investments sold	1,446
Prepaid expenses	2,115

Total Assets	683,958,218

Liabilities

Payable to broker for collateral for securities on loan	67,802,006
Payable for Fund shares purchased	801,311
Accrued expenses and other liabilities	571,406
Management fee payable	407,657
Foreign capital gains tax liability accrued	359,220
Distribution fee payable	7,584
Affiliated transfer agent fee payable	5,133
Directors’ fees payable	1,685

Total Liabilities	69,956,002

Net Assets	$614,002,216

Net assets were comprised of:
Common stock, at par	$360
Paid-in capital in excess of par	981,538,030
Total distributable earnings (loss)	(367,536,174)

Net assets, April 30, 2025	$614,002,216

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund 7

PGIM Jennison Emerging Markets Equity Opportunities Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2025

Class A

Net asset value and redemption price per share, ($26,450,917 ÷ 1,593,347 shares of common stock issued and outstanding)	$16.60
Maximum sales charge (5.50% of offering price)	0.97

Maximum offering price to public	$17.57

Class C

Net asset value, offering price and redemption price per share, ($2,913,488 ÷ 190,019 shares of common stock issued and outstanding)	$15.33

Class Z

Net asset value, offering price and redemption price per share, ($278,044,088 ÷ 16,317,733 shares of common stock issued and outstanding)	$17.04

Class R6

Net asset value, offering price and redemption price per share, ($306,593,723 ÷ 17,946,992 shares of common stock issued and outstanding)	$17.08

See Notes to Financial Statements.

8

PGIM Jennison Emerging Markets Equity Opportunities Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $270,028 foreign withholding tax)	$1,727,390
Affiliated dividend income	531,309
Income from securities lending, net (including affiliated income of $79,730)	366,475

Total income	2,625,174

Expenses
Management fee	2,895,624
Distribution fee(a)	58,193
Transfer agent’s fees and expenses (including affiliated expense of $19,579)(a)	211,238
Custodian and accounting fees	118,826
Shareholders’ reports	59,995
Registration fees(a)	44,928
Professional fees	22,307
Audit fee	15,498
Directors’ fees	9,758
Miscellaneous	15,366

Total expenses	3,451,733
Less: Fee waiver and/or expense reimbursement(a)	(294,033)
Distribution fee waiver(a)	(7,151)

Net expenses	3,150,549

Net investment income (loss)	(525,375)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(21,520)) (net of foreign capital gains taxes $(1,833,797))	77,098,658
Foreign currency transactions	(145,898)

76,952,760

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $6,819) (net of change in foreign capital gains taxes $2,427,652)	(104,475,259)
Foreign currencies	27,679

(104,447,580)

Net gain (loss) on investment and foreign currency transactions	(27,494,820)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(28,020,195)

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund 9

PGIM Jennison Emerging Markets Equity Opportunities Fund

Statement of Operations (unaudited) (continued)

Six Months Ended April 30, 2025

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	42,903	15,290	—	—
Transfer agent’s fees and expenses	21,250	4,841	172,643	12,504
Registration fees	8,761	6,970	16,969	12,228
Fee waiver and/or expense reimbursement	(27,048)	(11,495)	(159,631)	(95,859)
Distribution fee waiver	(7,151)	—	—	—

See Notes to Financial Statements.

10

PGIM Jennison Emerging Markets Equity Opportunities Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	Year Ended October 31, 2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(525,375)	$96,805
Net realized gain (loss) on investment and foreign currency transactions	76,952,760	67,703,041
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(104,447,580)	124,480,950

Net increase (decrease) in net assets resulting from operations	(28,020,195)	192,280,796

Dividends and Distributions
Distributions from distributable earnings
Class A	—	—
Class C	—	—
Class Z	—	—
Class R6	(99,297)	—

	(99,297)	—

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	176,085,787	166,730,163
Net asset value of shares issued in reinvestment of dividends and distributions	99,283	—
Cost of shares purchased	(151,942,793)	(265,380,401)

Net increase (decrease) in net assets from Fund share transactions	24,242,277	(98,650,238)

Total increase (decrease)	(3,877,215)	93,630,558

Net Assets:

Beginning of period	617,879,431	524,248,873

End of period	$614,002,216	$617,879,431

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund 11

PGIM Jennison Emerging Markets Equity Opportunities Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.34		$12.40		$12.39		$23.66	$17.66	$12.16
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.04	)(b)	(0.03	)(b)	(0.12)	(0.23)	(0.14)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.70)		4.98		0.04		(11.15)	6.23	5.64
Total from investment operations	(0.74)		4.94		0.01		(11.27)	6.00	5.50
Net asset value, end of period	$16.60		$17.34		$12.40		$12.39	$23.66	$17.66
Total Return(c):	(4.32)%		39.92%		0.08%		(47.63)%	33.98%	45.23%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,451		$30,012		$24,886		$28,082	$47,683	$6,144
Average net assets (000)	$28,839		$28,592		$28,066		$36,017	$26,309	$4,507
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.30	%(e)	1.30%		1.30%		1.30%	1.33%	1.45%
Expenses before waivers and/or expense reimbursement	1.54	%(e)	1.53%		1.56%		1.54%	1.64%	2.61%
Net investment income (loss)	(0.46	)%(e)	(0.25)%		(0.23)%		(0.74)%	(0.98)%	(0.99)%
Portfolio turnover rate(f)	67%		70%		103%		134%	78%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

12

PGIM Jennison Emerging Markets Equity Opportunities Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.08		$11.58		$11.66		$22.43	$16.88	$11.71
Income (loss) from investment operations:
Net investment income (loss)	(0.09)		(0.14	)(b)	(0.12	)(b)	(0.23)	(0.39)	(0.23)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.66)		4.64		0.04		(10.54)	5.94	5.40
Total from investment operations	(0.75)		4.50		(0.08)		(10.77)	5.55	5.17
Net asset value, end of period	$15.33		$16.08		$11.58		$11.66	$22.43	$16.88
Total Return(c):	(4.66)%		38.86%		(0.69)%		(48.02)%	32.96%	44.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,913		$3,321		$3,140		$3,724	$5,881	$1,563
Average net assets (000)	$3,083		$3,426		$3,660		$4,938	$4,077	$1,244
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.05	%(e)	2.05%		2.05%		2.05%	2.09%	2.20%
Expenses before waivers and/or expense reimbursement	2.80	%(e)	2.70%		2.66%		2.69%	2.65%	4.15%
Net investment income (loss)	(1.21	)%(e)	(0.98)%		(0.99)%		(1.48)%	(1.76)%	(1.73)%
Portfolio turnover rate(f)	67%		70%		103%		134%	78%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund 13

PGIM Jennison Emerging Markets Equity Opportunities Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.78		$12.68		$12.64		$24.07	$17.93	$12.31
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(-	)(b)(c)	-	(c)	(0.08)	(0.17)	(0.13)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.72)		5.10		0.04		(11.35)	6.31	5.75
Total from investment operations	(0.74)		5.10		0.04		(11.43)	6.14	5.62
Net asset value, end of period	$17.04		$17.78		$12.68		$12.64	$24.07	$17.93
Total Return(d):	(4.22)%		40.30%		0.32%		(47.49)%	34.24%	45.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$278,044		$308,907		$249,580		$393,985	$642,316	$34,993
Average net assets (000)	$291,544		$274,411		$341,699		$549,186	$293,229	$11,195
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.05	%(f)	1.05%		1.05%		1.05%	1.08%	1.20%
Expenses before waivers and/or expense reimbursement	1.16	%(f)	1.15%		1.20%		1.20%	1.28%	1.93%
Net investment income (loss)	(0.20	)%(f)	(-	)%(c)	-	%(c)	(0.49)%	(0.72)%	(0.83)%
Portfolio turnover rate(g)	67%		70%		103%		134%	78%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

14

PGIM Jennison Emerging Markets Equity Opportunities Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.82		$12.71	$12.66	$24.08	$17.93	$12.31
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.01	0.01	(0.07)	(0.15)	(0.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.72)		5.10	0.04	(11.35)	6.30	5.72
Total from investment operations	(0.73)		5.11	0.05	(11.42)	6.15	5.62
Less Dividends and Distributions:
Dividends from net investment income	(0.01)		-	-	-	-	-
Net asset value, end of period	$17.08		$17.82	$12.71	$12.66	$24.08	$17.93
Total Return(b):	(4.18)%		40.28%	0.39%	(47.43)%	34.30%	45.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$306,594		$275,639	$246,642	$260,565	$314,476	$18,340
Average net assets (000)	$291,191		$271,929	$268,848	$302,211	$121,398	$14,144
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.98	%(d)	0.98%	0.98%	0.98%	1.01%	1.20%
Expenses before waivers and/or expense reimbursement	1.05	%(d)	1.04%	1.06%	1.05%	1.16%	1.80%
Net investment income (loss)	(0.10	)%(d)	0.08%	0.09%	(0.40)%	(0.62)%	(0.74)%
Portfolio turnover rate(e)	67%		70%	103%	134%	78%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund 15

PGIM Jennison Global Infrastructure Fund

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 98.8%

COMMON STOCKS

Australia 2.7%

Transurban Group, UTS	134,863	$1,215,301

Belgium 5.3%

Elia Group SA/NV	21,913	2,375,798

Canada 3.6%

Canadian Pacific Kansas City Ltd.	7,765	563,985
South Bow Corp.	9,241	228,243
TC Energy Corp.	15,788	797,645

		1,589,873

France 2.3%

Getlink SE	21,683	411,722
Vinci SA	4,242	595,862

		1,007,584

Germany 5.3%

E.ON SE	100,676	1,760,782
Fraport AG Frankfurt Airport Services Worldwide*	8,915	590,811

		2,351,593

India 1.1%

Power Grid Corp. of India Ltd.	137,342	498,818

Italy 3.2%

Enav SpA, 144A	80,328	355,707
Enel SpA	122,666	1,063,388

		1,419,095

Japan 2.7%

Tokyo Metro Co. Ltd.	67,509	855,409
West Japan Railway Co.	17,254	362,955

		1,218,364

Mexico 2.4%

Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	52,745	1,068,805

See Notes to Financial Statements.

16

PGIM Jennison Global Infrastructure Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Spain 6.2%

Aena SME SA, 144A	6,161	$1,547,741
Sacyr SA	327,377	1,200,864

		2,748,605

Switzerland 1.1%

Flughafen Zurich AG	1,929	486,074

United Kingdom 11.0%

National Grid PLC	161,793	2,335,337
Pennon Group PLC	200,586	1,342,790
SSE PLC	53,717	1,211,107

		4,889,234

United States 51.9%

Ameren Corp.	8,861	879,366
American Tower Corp., REIT	5,867	1,322,480
Atmos Energy Corp.(a)	5,859	941,131
CenterPoint Energy, Inc.	29,324	1,137,185
Cheniere Energy, Inc.	4,110	949,862
CMS Energy Corp.	6,152	453,095
Constellation Energy Corp.	2,131	476,151
Crown Castle, Inc., REIT	4,221	446,413
Digital Realty Trust, Inc., REIT	1,480	237,599
DT Midstream, Inc.	2,338	227,254
Entergy Corp.	11,762	978,246
Equinix, Inc., REIT	259	222,934
Exelon Corp.	23,646	1,108,997
Ferrovial SE	37,480	1,828,367
Kinder Morgan, Inc.	26,787	704,498
NextEra Energy, Inc.	22,880	1,530,214
NiSource, Inc.	26,303	1,028,710
Norfolk Southern Corp.	2,413	540,633
PG&E Corp.	31,053	512,996
PPL Corp.	12,865	469,573
Public Service Enterprise Group, Inc.	8,146	651,110
Sempra	3,339	247,988
Southern Co. (The)	21,806	2,003,753
Targa Resources Corp.	2,766	472,709
Union Pacific Corp.	2,996	646,117
Vistra Corp.	3,845	498,427

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund 17

PGIM Jennison Global Infrastructure Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)

Waste Connections, Inc.	4,407	$870,955
Williams Cos., Inc. (The)	20,815	1,219,135
Xcel Energy, Inc.	6,351	449,016

		23,054,914

TOTAL LONG-TERM INVESTMENTS (cost $33,973,241)		43,924,058

SHORT-TERM INVESTMENTS 3.5%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(wb)	645,949	645,949
PGIM Institutional Money Market Fund (7-day effective yield 4.540%) (cost $911,639; includes $895,910 of cash collateral for securities on loan)(b)(wb)	912,370	911,731

TOTAL SHORT-TERM INVESTMENTS (cost $1,557,588)		1,557,680

TOTAL INVESTMENTS 102.3% (cost $35,530,829)		45,481,738
Liabilities in excess of other assets (2.3)%		(1,037,625)

NET ASSETS 100.0%		$44,444,113

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $883,465; cash collateral of $895,910 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

18

PGIM Jennison Global Infrastructure Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$1,215,301	$—
Belgium	—	2,375,798	—
Canada	1,589,873	—	—
France	—	1,007,584	—
Germany	—	2,351,593	—
India	—	498,818	—
Italy	—	1,419,095	—
Japan	—	1,218,364	—
Mexico	1,068,805	—	—
Spain	—	2,748,605	—
Switzerland	—	486,074	—
United Kingdom	—	4,889,234	—
United States	21,226,547	1,828,367	—
Short-Term Investments
Affiliated Mutual Funds	1,557,680	—	—

Total	$25,442,905	$20,038,833	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Electric Utilities	28.5%
Multi-Utilities	19.3
Transportation Infrastructure	12.7
Oil, Gas & Consumable Fuels	10.3
Construction & Engineering	8.2
Ground Transportation	6.6
Specialized REITs	5.0
Affiliated Mutual Funds (2.0% represents investments purchased with collateral from securities on loan)	3.5
Water Utilities	3.0

Gas Utilities	2.1%
Commercial Services & Supplies	2.0
Independent Power & Renewable Electricity Producers	1.1

102.3
Liabilities in excess of other assets	(2.3)

100.0%

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund 19

PGIM Jennison Global Infrastructure Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$883,465	$(883,465)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

20

PGIM Jennison Global Infrastructure Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value, including securities on loan of $883,465:
Unaffiliated investments (cost $33,973,241)	$43,924,058
Affiliated investments (cost $1,557,588)	1,557,680
Foreign currency, at value (cost $8,138)	8,185
Tax reclaim receivable	70,101
Dividends receivable	59,132
Receivable for Fund shares sold	30,647
Foreign capital gains tax benefit accrued	8,514
Prepaid expenses and other assets	691

Total Assets	45,659,008

Liabilities

Payable to broker for collateral for securities on loan	895,910
Payable for investments purchased	132,142
Payable for Fund shares purchased	84,039
Accrued expenses and other liabilities	56,203
Custodian and accounting fees payable	22,765
Management fee payable	18,220
Distribution fee payable	3,718
Affiliated transfer agent fee payable	1,222
Directors’ fees payable	676

Total Liabilities	1,214,895

Net Assets	$44,444,113

Net assets were comprised of:
Common stock, at par	$26
Paid-in capital in excess of par	32,687,794
Total distributable earnings (loss)	11,756,293

Net assets, April 30, 2025	$44,444,113

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund 21

PGIM Jennison Global Infrastructure Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2025

Class A

Net asset value and redemption price per share, ($ 11,323,820 ÷ 655,858 shares of common stock issued and outstanding)	$17.27
Maximum sales charge (5.50% of offering price)	1.01

Maximum offering price to public	$18.28

Class C

Net asset value, offering price and redemption price per share, ($ 1,810,212 ÷ 107,181 shares of common stock issued and outstanding)	$16.89

Class Z

Net asset value, offering price and redemption price per share, ($ 20,314,221 ÷ 1,175,102 shares of common stock issued and outstanding)	$17.29

Class R6

Net asset value, offering price and redemption price per share, ($ 10,995,860 ÷ 636,165 shares of common stock issued and outstanding)	$17.28

See Notes to Financial Statements.

22

PGIM Jennison Global Infrastructure Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $35,886 foreign withholding tax)	$649,938
Affiliated dividend income	18,513
Income from securities lending, net (including affiliated income of $3,990)	4,029

Total income	672,480

Expenses
Management fee	227,092
Distribution fee(a)	25,771
Custodian and accounting fees	27,882
Transfer agent’s fees and expenses (including affiliated expense of $5,103)(a)	25,639
Professional fees	24,159
Registration fees(a)	21,412
Audit fee	15,498
Shareholders’ reports	11,040
Directors’ fees	4,963
Miscellaneous	12,087

Total expenses	395,543
Less: Fee waiver and/or expense reimbursement(a)	(98,523)
Distribution fee waiver(a)	(2,709)

Net expenses	294,311

Net investment income (loss)	378,169

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $38)	2,200,690
Foreign currency transactions	(8,322)

2,192,368

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $92) (net of change in foreign capital gains taxes $10,603)	(65,754)
Foreign currencies	5,133

(60,621)

Net gain (loss) on investment and foreign currency transactions	2,131,747

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,509,916

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	16,256	9,515	—	—
Transfer agent’s fees and expenses	8,117	1,503	15,790	229
Registration fees	6,081	4,024	7,705	3,602
Fee waiver and/or expense reimbursement	(23,382)	(7,136)	(49,329)	(18,676)
Distribution fee waiver	(2,709)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund 23

PGIM Jennison Global Infrastructure Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	Year Ended October 31, 2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$378,169	$548,600
Net realized gain (loss) on investment and foreign currency transactions	2,192,368	3,197,189
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(60,621)	5,953,382

Net increase (decrease) in net assets resulting from operations	2,509,916	9,699,171

Dividends and Distributions
Distributions from distributable earnings
Class A	(483,225)	(116,505)
Class C	(82,340)	(10,822)
Class Z	(966,847)	(246,236)
Class R6	(545,740)	(160,554)

	(2,078,152)	(534,117)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	5,021,824	16,463,677
Net asset value of shares issued in reinvestment of dividends and distributions	2,071,150	528,760
Cost of shares purchased	(9,744,672)	(15,181,857)

Net increase (decrease) in net assets from Fund share transactions	(2,651,698)	1,810,580

Total increase (decrease)	(2,219,934)	10,975,634

Net Assets:

Beginning of period	46,664,047	35,688,413

End of period	$44,444,113	$46,664,047

See Notes to Financial Statements.

24

PGIM Jennison Global Infrastructure Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.07		$13.50		$14.41		$17.15	$13.80	$14.66
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.19		0.23		0.14	0.09	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.83		3.56		(0.62)		(1.64)	3.36	(0.86)
Total from investment operations	0.95		3.75		(0.39)		(1.50)	3.45	(0.72)
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.18)		(0.26)		(0.14)	(0.10)	(0.12)
Tax return of capital distributions	-		-		-		-	-	(0.02)
Distributions from net realized gains	(0.67)		-	(b)	(0.26)		(1.10)	-	-
Total dividends and distributions	(0.75)		(0.18)		(0.52)		(1.24)	(0.10)	(0.14)
Net asset value, end of period	$17.27		$17.07		$13.50		$14.41	$17.15	$13.80
Total Return(c):	5.90%		27.88%		(2.90)%		(9.23)%	25.04%	(4.93)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,324		$10,755		$9,080		$8,806	$8,153	$5,961
Average net assets (000)	$10,927		$10,196		$9,748		$8,278	$7,154	$6,859
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.50	%(e)	1.51	%(f)	1.52	%(f)	1.50%	1.50%	1.50%
Expenses before waivers and/or expense reimbursement	1.98	%(e)	2.08%		1.95%		1.90%	1.99%	2.20%
Net investment income (loss)	1.47	%(e)	1.23%		1.56%		0.92%	0.55%	0.95%
Portfolio turnover rate(g)	49%		80%		84%		89%	72%	62%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% and 0.02%, respectively, which are being excluded from the Fund’s contractual waiver, if applicable, for the the years ended October 31, 2024 and 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund 25

PGIM Jennison Global Infrastructure Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023		2022	2021		2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.72		$13.24		$14.16		$16.90	$13.63		$14.51
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.07		0.12		0.04	(0.03	)(b)	0.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.80		3.50		(0.60)		(1.63)	3.31		(0.84)
Total from investment operations	0.86		3.57		(0.48)		(1.59)	3.28		(0.81)
Less Dividends and Distributions:
Dividends from net investment income	(0.02)		(0.09)		(0.18)		(0.05)	(0.01)		(0.05)
Tax return of capital distributions	-		-		-		-	-		(0.02)
Distributions from net realized gains	(0.67)		-	(c)	(0.26)		(1.10)	-		-
Total dividends and distributions	(0.69)		(0.09)		(0.44)		(1.15)	(0.01)		(0.07)
Net asset value, end of period	$16.89		$16.72		$13.24		$14.16	$16.90		$13.63
Total Return(d):	5.45%		26.97%		(3.59)%		(9.91)%	24.10%		(5.63)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,810		$2,020		$2,332		$3,737	$4,336		$3,242
Average net assets (000)	$1,919		$2,074		$2,977		$4,348	$3,720		$3,771
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	2.25	%(f)	2.26	%(g)	2.26	%(g)	2.25%	2.25%		2.25%
Expenses before waivers and/or expense reimbursement	3.00	%(f)	3.05%		2.73%		2.60%	2.79%		3.05%
Net investment income (loss)	0.71	%(f)	0.49%		0.85%		0.27%	(0.21)%		0.21%
Portfolio turnover rate(h)	49%		80%		84%		89%	72%		62%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% and 0.01%, respectively, which are being excluded from the Fund’s contractual waiver, if applicable, for the the years ended October 31, 2024 and 2023, respectively.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

26

PGIM Jennison Global Infrastructure Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.09		$13.52	$14.42		$17.16	$13.80	$14.66
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.24	0.29		0.20	0.14	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.83		3.56	(0.63)		(1.65)	3.37	(0.85)
Total from investment operations	0.98		3.80	(0.34)		(1.45)	3.51	(0.67)
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.23)	(0.30)		(0.19)	(0.15)	(0.17)
Tax return of capital distributions	-		-	-		-	-	(0.02)
Distributions from net realized gains	(0.67)		- (b)	(0.26)		(1.10)	-	-
Total dividends and distributions	(0.78)		(0.23)	(0.56)		(1.29)	(0.15)	(0.19)
Net asset value, end of period	$17.29		$17.09	$13.52		$14.42	$17.16	$13.80
Total Return(c):	6.07%		28.25%	(2.57)%		(8.93)%	25.42%	(4.56)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,314		$20,973	$14,385		$26,049	$25,429	$20,148
Average net assets (000)	$20,919		$16,865	$27,102		$27,109	$24,462	$21,048
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.17	%(e)	1.17%	1.18	%(f)	1.17%	1.17%	1.17%
Expenses before waivers and/or expense reimbursement	1.65	%(e)	1.73%	1.53%		1.47%	1.55%	1.66%
Net investment income (loss)	1.79	%(e)	1.55%	1.98%		1.29%	0.92%	1.25%
Portfolio turnover rate(g)	49%		80%	84%		89%	72%	62%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund 27

PGIM Jennison Global Infrastructure Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.09		$13.51	$14.41		$17.15	$13.80	$14.66
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.23	0.29		0.21	0.12	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.82		3.58	(0.63)		(1.66)	3.38	(0.85)
Total from investment operations	0.97		3.81	(0.34)		(1.45)	3.50	(0.67)
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.23)	(0.30)		(0.19)	(0.15)	(0.17)
Tax return of capital distributions	-		-	-		-	-	(0.02)
Distributions from net realized gains	(0.67)		- (b)	(0.26)		(1.10)	-	-
Total dividends and distributions	(0.78)		(0.23)	(0.56)		(1.29)	(0.15)	(0.19)
Net asset value, end of period	$17.28		$17.09	$13.51		$14.41	$17.15	$13.80
Total Return(c):	6.01%		28.34%	(2.58)%		(8.93)%	25.44%	(4.62)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,996		$12,916	$9,892		$25,919	$17,263	$5,636
Average net assets (000)	$12,029		$10,164	$15,166		$23,177	$11,389	$8,565
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.17	%(e)	1.17%	1.18	%(f)	1.17%	1.17%	1.17%
Expenses before waivers and/or expense reimbursement	1.48	%(e)	1.56%	1.39%		1.32%	1.40%	1.66%
Net investment income (loss)	1.77	%(e)	1.49%	1.97%		1.34%	0.74%	1.28%
Portfolio turnover rate(g)	49%		80%	84%		89%	72%	62%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

28

PGIM Jennison Global Opportunities Fund

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 95.4%

COMMON STOCKS

Belgium 1.1%

UCB SA	349,382	$64,055,403

Brazil 5.4%

MercadoLibre, Inc.*	107,268	250,025,618
NU Holdings Ltd. (Class A Stock)*	6,026,480	74,909,146

		324,934,764

Canada 1.0%

Shopify, Inc. (Class A Stock)*	646,181	61,387,195

China 8.1%

BYD Co. Ltd. (Class H Stock)	5,205,442	247,238,952
Xiaomi Corp. (Class B Stock), 144A*	38,444,172	246,127,450

		493,366,402

France 8.1%

Hermes International SCA	112,904	310,506,207
L’Oreal SA	411,808	181,963,728

		492,469,935

India 0.8%

Eternal Ltd.*	18,209,354	49,838,757

Italy 4.4%

Ferrari NV	353,160	161,669,777
Moncler SpA	1,716,967	105,972,706

		267,642,483

Singapore 1.2%

Sea Ltd., ADR*	537,710	72,080,026

Spain 2.9%

Industria de Diseno Textil SA(a)	3,295,674	177,224,748

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund 29

PGIM Jennison Global Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Switzerland 4.4%

Cie Financiere Richemont SA (Class A Stock)	625,977	$110,613,402
Galderma Group AG	1,346,463	156,385,888

		266,999,290

Taiwan 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	342,387	57,072,489

United States 57.0%

Amazon.com, Inc.*	762,744	140,665,248
Apple, Inc.	1,146,803	243,695,637
AppLovin Corp. (Class A Stock)*	236,856	63,787,689
Cadence Design Systems, Inc.*	465,624	138,634,890
Cava Group, Inc.*	895,561	82,776,703
Costco Wholesale Corp.	184,817	183,800,506
Crowdstrike Holdings, Inc. (Class A Stock)*	533,714	228,893,923
CyberArk Software Ltd.*	295,360	104,013,978
Eli Lilly & Co.	236,932	212,990,021
Fair Isaac Corp.*	43,111	85,777,094
Intuitive Surgical, Inc.*	176,417	90,995,889
Meta Platforms, Inc. (Class A Stock)	433,720	238,112,280
Microsoft Corp.	532,430	210,448,282
Netflix, Inc.*	368,013	416,487,672
NVIDIA Corp.	818,930	89,197,856
O’Reilly Automotive, Inc.*	112,235	158,834,972
Quanta Services, Inc.	177,269	51,884,864
Reddit, Inc. (Class A Stock)*(a)	496,351	57,859,636
Samsara, Inc. (Class A Stock)*	1,839,372	72,949,494
ServiceNow, Inc.*(a)	107,687	102,842,162
Snowflake, Inc. (Class A Stock)*	539,610	86,062,399
Spotify Technology SA*	391,808	240,562,276
Vertex Pharmaceuticals, Inc.*	320,425	163,256,538

		3,464,530,009

TOTAL LONG-TERM INVESTMENTS
(cost $4,383,680,328)		5,791,601,501

SHORT-TERM INVESTMENTS 9.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(wb)	287,244,817	287,244,817

See Notes to Financial Statements.

30

PGIM Jennison Global Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 4.540%)
(cost $259,921,197; includes $259,687,914 of cash collateral for securities on loan)(b)(wb)	260,127,407	$259,945,318

TOTAL SHORT-TERM INVESTMENTS
(cost $547,166,014)		547,190,135

TOTAL INVESTMENTS 104.4%
(cost $4,930,846,342)		6,338,791,636
Liabilities in excess of other assets (4.4)%		(264,863,151)

NET ASSETS 100.0%		$6,073,928,485

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $248,047,259; cash collateral of $259,687,914 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Belgium	$—	$64,055,403	$—
Brazil	324,934,764	—	—
Canada	61,387,195	—	—

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund 31

PGIM Jennison Global Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
China	$—	$493,366,402	$—
France	—	492,469,935	—
India	—	49,838,757	—
Italy	—	267,642,483	—
Singapore	72,080,026	—	—
Spain	—	177,224,748	—
Switzerland	—	266,999,290	—
Taiwan	57,072,489	—	—
United States	3,464,530,009	—	—
Short-Term Investments
Affiliated Mutual Funds	547,190,135	—	—

Total	$4,527,194,618	$1,811,597,018	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Software	16.6%
Entertainment	12.1
Affiliated Mutual Funds (4.3% represents investments purchased with collateral from securities on loan)	9.0
Textiles, Apparel & Luxury Goods	8.6
Technology Hardware, Storage & Peripherals	8.0
Pharmaceuticals	7.2
Automobiles	6.8
Broadline Retail	6.4
Specialty Retail	5.5
Interactive Media & Services	4.8
Consumer Staples Distribution & Retail	3.0
Personal Care Products	3.0

Biotechnology	2.7%
Semiconductors & Semiconductor Equipment	2.5
IT Services	2.4
Hotels, Restaurants & Leisure	2.2
Health Care Equipment & Supplies	1.5
Banks	1.3
Construction & Engineering	0.8

104.4
Liabilities in excess of other assets	(4.4)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

32

PGIM Jennison Global Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$248,047,259	$(248,047,259)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund 33

PGIM Jennison Global Opportunities Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value, including securities on loan of $248,047,259:
Unaffiliated investments (cost $4,383,680,328)	$5,791,601,501
Affiliated investments (cost $547,166,014)	547,190,135
Foreign currency, at value (cost $135,697)	135,512
Receivable for Fund shares sold	7,690,826
Tax reclaim receivable	6,179,006
Dividends receivable	3,567,186
Foreign capital gains tax benefit accrued	46,190
Prepaid expenses and other assets	85,519

Total Assets	6,356,495,875

Liabilities
Payable to broker for collateral for securities on loan	259,687,914
Payable for Fund shares purchased	13,085,868
Payable for investments purchased	4,801,264
Management fee payable	3,700,577
Accrued expenses and other liabilities	950,160
Distribution fee payable	308,594
Affiliated transfer agent fee payable	23,243
Directors’ fees payable	9,770

Total Liabilities	282,567,390

Net Assets	$6,073,928,485

Net assets were comprised of:
Common stock, at par	$1,423
Paid-in capital in excess of par	4,044,562,507
Total distributable earnings (loss)	2,029,364,555

Net assets, April 30, 2025	$6,073,928,485

See Notes to Financial Statements.

34

PGIM Jennison Global Opportunities Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2025

Class A

Net asset value and redemption price per share, ($605,637,223 ÷ 14,535,634 shares of common stock issued and outstanding)	$41.67
Maximum sales charge (5.50% of offering price)	2.43

Maximum offering price to public	$44.10

Class C

Net asset value, offering price and redemption price per share, ($244,256,227 ÷ 6,619,479 shares of common stock issued and outstanding)	$36.90

Class Z

Net asset value, offering price and redemption price per share, ($2,858,195,858 ÷ 66,578,792 shares of common stock issued and outstanding)	$42.93

Class R2

Net asset value, offering price and redemption price per share, ($15,968,953 ÷ 380,934 shares of common stock issued and outstanding)	$41.92

Class R4

Net asset value, offering price and redemption price per share, ($597,252 ÷ 13,989 shares of common stock issued and outstanding)	$42.69

Class R6

Net asset value, offering price and redemption price per share, ($2,349,272,972 ÷ 54,122,967 shares of common stock issued and outstanding)	$43.41

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund 35

PGIM Jennison Global Opportunities Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income	$13,567,682
Affiliated dividend income	4,173,029
Affiliated income from securities lending, net	88,116

Total income	17,828,827

Expenses
Management fee	26,188,370
Distribution fee(a)	2,344,038
Shareholder servicing fees(a)	8,826
Transfer agent’s fees and expenses (including affiliated expense of $88,305)(a)	2,183,688
Custodian and accounting fees	231,805
Shareholders’ reports	179,107
Registration fees(a)	95,336
Directors’ fees	53,693
Professional fees	49,630
Audit fee	14,963
Miscellaneous	59,372

Total expenses	31,408,828
Less: Fee waiver and/or expense reimbursement(a)	(251,950)
Distribution fee waiver(a)	(159,551)

Net expenses	30,997,327

Net investment income (loss)	(13,168,500)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(4,311)) (net of foreign capital gains taxes $(32,266))	680,158,291
Foreign currency transactions	(1,473,169)

678,685,122

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $23,619) (net of change in foreign capital gains taxes $46,190)	(1,027,296,787)
Foreign currencies	219,903

(1,027,076,884)

Net gain (loss) on investment and foreign currency transactions	(348,391,762)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(361,560,262)

See Notes to Financial Statements.

36

PGIM Jennison Global Opportunities Fund

Statement of Operations (unaudited) (continued)

Six Months Ended April 30, 2025

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R2	Class R4	Class R6
Distribution fee	957,306	1,365,423	—	21,309	—	—
Shareholder servicing fees	—	—	—	8,524	302	—
Transfer agent’s fees and expenses	270,335	135,574	1,710,172	13,826	463	53,318
Registration fees	17,482	9,899	33,004	3,688	3,254	28,009
Fee waiver and/or expense reimbursement	(245,997)	—	—	(2,758)	(3,195)	—
Distribution fee waiver	(159,551)	—	—	—	—	—

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund 37

PGIM Jennison Global Opportunities Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	Year Ended October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(13,168,500)	$(18,912,537)
Net realized gain (loss) on investment and foreign currency transactions	678,685,122	919,433,445
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,027,076,884)	1,106,862,457

Net increase (decrease) in net assets resulting from operations	(361,560,262)	2,007,383,365

Dividends and Distributions
Distributions from distributable earnings
Class A	(34,099,553)	—
Class C	(16,790,096)	—
Class Z	(161,388,437)	—
Class R2	(902,989)	—
Class R4	(30,299)	—
Class R6	(131,214,991)	—

	(344,426,365)	—

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	755,506,842	1,306,357,953
Net asset value of shares issued in reinvestment of dividends and distributions	340,260,316	—
Cost of shares purchased	(1,081,513,491)	(1,640,810,176)

Net increase (decrease) in net assets from Fund share transactions	14,253,667	(334,452,223)

Total increase (decrease)	(691,732,960)	1,672,931,142

Net Assets:

Beginning of period	6,765,661,445	5,092,730,303

End of period	$6,073,928,485	$6,765,661,445

See Notes to Financial Statements.

38

PGIM Jennison Global Opportunities Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$46.35		$33.16	$27.60	$52.15		$38.50	$24.58
Income (loss) from investment operations:
Net investment income (loss)	(0.12)		(0.19)	(0.11)	(0.19)		(0.37)	(0.22)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.14)		13.38	5.67	(19.72)		14.76	14.14
Total from investment operations	(2.26)		13.19	5.56	(19.91)		14.39	13.92
Less Dividends and Distributions:
Tax return of capital distributions	-		-	-	(-	)(b)	-	-
Distributions from net realized gains	(2.42)		-	-	(4.64)		(0.74)	-
Total dividends and distributions	(2.42)		-	-	(4.64)		(0.74)	-
Net asset value, end of period	$41.67		$46.35	$33.16	$27.60		$52.15	$38.50
Total Return(c):	(5.40)%		39.82%	20.11%	(41.69)%		37.75%	56.63%

Ratios/Supplemental Data:
Net assets, end of period (000)	$605,637		$659,076	$464,837	$428,097		$797,091	$494,173
Average net assets (000)	$643,493		$610,917	$462,385	$568,379		$684,569	$344,283
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.08	%(e)	1.08%	1.08%	1.08%		1.08%	1.08%
Expenses before waivers and/or expense reimbursement	1.21	%(e)	1.20%	1.22%	1.22%		1.21%	1.24%
Net investment income (loss)	(0.53	)%(e)	(0.43)%	(0.34)%	(0.53)%		(0.80)%	(0.69)%
Portfolio turnover rate(f)	75%		66%	75%	84%		62%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund 39

PGIM Jennison Global Opportunities Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$41.48		$29.92	$25.12	$48.27		$35.98	$23.16
Income (loss) from investment operations:
Net investment income (loss)	(0.27)		(0.49)	(0.34)	(0.45)		(0.70)	(0.45)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.89)		12.05	5.14	(18.06)		13.73	13.27
Total from investment operations	(2.16)		11.56	4.80	(18.51)		13.03	12.82
Less Dividends and Distributions:
Tax return of capital distributions	-		-	-	(-	)(b)	-	-
Distributions from net realized gains	(2.42)		-	-	(4.64)		(0.74)	-
Total dividends and distributions	(2.42)		-	-	(4.64)		(0.74)	-
Net asset value, end of period	$36.90		$41.48	$29.92	$25.12		$48.27	$35.98
Total Return(c):	(5.81)%		38.64%	19.11%	(42.19)%		36.63%	55.31%

Ratios/Supplemental Data:
Net assets, end of period (000)	$244,256		$291,287	$245,621	$238,329		$496,435	$364,557
Average net assets (000)	$275,348		$290,799	$250,937	$333,018		$449,870	$279,272
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.92	%(e)	1.91%	1.94%	1.93%		1.91%	1.93%
Expenses before waivers and/or expense reimbursement	1.92	%(e)	1.91%	1.94%	1.93%		1.91%	1.93%
Net investment income (loss)	(1.38	)%(e)	(1.27)%	(1.19)%	(1.38)%		(1.62)%	(1.53)%
Portfolio turnover rate(f)	75%		66%	75%	84%		62%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

PGIM Jennison Global Opportunities Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$47.65		$34.03	$28.29	$53.25		$39.24	$25.01
Income (loss) from investment operations:
Net investment income (loss)	(0.09)		(0.12)	(0.06)	(0.14)		(0.30)	(0.17)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.21)		13.74	5.80	(20.18)		15.05	14.40
Total from investment operations	(2.30)		13.62	5.74	(20.32)		14.75	14.23
Less Dividends and Distributions:
Tax return of capital distributions	-		-	-	(-	)(b)	-	-
Distributions from net realized gains	(2.42)		-	-	(4.64)		(0.74)	-
Total dividends and distributions	(2.42)		-	-	(4.64)		(0.74)	-
Net asset value, end of period	$42.93		$47.65	$34.03	$28.29		$53.25	$39.24
Total Return(c):	(5.33)%		40.02%	20.29%	(41.59)%		37.96%	56.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,858,196		$3,168,070	$2,250,783	$2,073,103		$4,792,805	$3,390,006
Average net assets (000)	$3,109,793		$2,964,607	$2,168,204	$3,132,931		$4,303,934	$2,338,060
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.93	%(e)	0.92%	0.93%	0.93%		0.92%	0.93%
Expenses before waivers and/or expense reimbursement	0.93	%(e)	0.92%	0.93%	0.93%		0.92%	0.93%
Net investment income (loss)	(0.39	)%(e)	(0.27)%	(0.19)%	(0.39)%		(0.64)%	(0.54)%
Portfolio turnover rate(f)	75%		66%	75%	84%		62%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund 41

PGIM Jennison Global Opportunities Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$46.68		$33.48	$27.94	$52.86		$39.10	$25.02
Income (loss) from investment operations:
Net investment income (loss)	(0.18)		(0.30)	(0.19)	(0.28)		(0.48)	(0.31)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.16)		13.50	5.73	(20.00)		14.98	14.39
Total from investment operations	(2.34)		13.20	5.54	(20.28)		14.50	14.08
Less Dividends and Distributions:
Tax return of capital distributions	-		-	-	(-	)(b)	-	-
Distributions from net realized gains	(2.42)		-	-	(4.64)		(0.74)	-
Total dividends and distributions	(2.42)		-	-	(4.64)		(0.74)	-
Net asset value, end of period	$41.92		$46.68	$33.48	$27.94		$52.86	$39.10
Total Return(c):	(5.54)%		39.47%	19.79%	(41.85)%		37.45%	56.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,969		$17,717	$13,341	$11,838		$21,615	$377
Average net assets (000)	$17,189		$16,640	$13,109	$15,315		$12,667	$221
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.34	%(e)	1.34%	1.34%	1.34%		1.34%	1.33%
Expenses before waivers and/or expense reimbursement	1.37	%(e)	1.36%	1.37%	1.38%		1.39%	7.68%
Net investment income (loss)	(0.79	)%(e)	(0.69)%	(0.60)%	(0.79)%		(1.00)%	(0.92)%
Portfolio turnover rate(f)	75%		66%	75%	84%		62%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

PGIM Jennison Global Opportunities Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$47.44		$33.94	$28.26	$53.27		$39.31	$25.08
Income (loss) from investment operations:
Net investment income (loss)	(0.12)		(0.19)	(0.12)	(0.18)		(0.37)	(0.19)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.21)		13.69	5.80	(20.19)		15.07	14.42
Total from investment operations	(2.33)		13.50	5.68	(20.37)		14.70	14.23
Less Dividends and Distributions:
Tax return of capital distributions	-		-	-	(-	)(b)	-	-
Distributions from net realized gains	(2.42)		-	-	(4.64)		(0.74)	-
Total dividends and distributions	(2.42)		-	-	(4.64)		(0.74)	-
Net asset value, end of period	$42.69		$47.44	$33.94	$28.26		$53.27	$39.31
Total Return(c):	(5.42)%		39.82%	20.06%	(41.68)%		37.76%	56.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$597		$622	$402	$310		$332	$505
Average net assets (000)	$610		$551	$375	$318		$696	$433
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.09	%(e)	1.08%	1.09%	1.09%		1.06%	1.02%
Expenses before waivers and/or expense reimbursement	2.15	%(e)	2.34%	2.48%	3.42%		2.18%	4.28%
Net investment income (loss)	(0.54	)%(e)	(0.44)%	(0.36)%	(0.51)%		(0.78)%	(0.60)%
Portfolio turnover rate(f)	75%		66%	75%	84%		62%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund 43

PGIM Jennison Global Opportunities Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$48.13		$34.34	$28.52	$53.60		$39.46	$25.13
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.08)	(0.03)	(0.10)		(0.26)	(0.15)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.24)		13.87	5.85	(20.34)		15.14	14.48
Total from investment operations	(2.30)		13.79	5.82	(20.44)		14.88	14.33
Less Dividends and Distributions:
Tax return of capital distributions	-		-	-	(-	)(b)	-	-
Distributions from net realized gains	(2.42)		-	-	(4.64)		(0.74)	-
Total dividends and distributions	(2.42)		-	-	(4.64)		(0.74)	-
Net asset value, end of period	$43.41		$48.13	$34.34	$28.52		$53.60	$39.46
Total Return(c):	(5.28)%		40.16%	20.41%	(41.54)%		38.08%	57.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,349,273		$2,628,890	$2,117,746	$1,776,074		$3,301,585	$1,803,620
Average net assets (000)	$2,563,927		$2,518,916	$2,002,806	$2,401,595		$2,690,566	$1,074,262
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.82	%(e)	0.82%	0.83%	0.83%		0.83%	0.84%
Expenses before waivers and/or expense reimbursement	0.82	%(e)	0.82%	0.83%	0.83%		0.83%	0.84%
Net investment income (loss)	(0.28	)%(e)	(0.18)%	(0.10)%	(0.28)%		(0.54)%	(0.46)%
Portfolio turnover rate(f)	75%		66%	75%	84%		62%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

44

PGIM Jennison International Opportunities Fund

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 93.7%

COMMON STOCKS 92.1%

Belgium 2.1%
UCB SA	589,844	$108,141,504

Brazil 9.2%
Embraer SA, ADR*	2,777,567	127,601,428
MercadoLibre, Inc.*	116,863	272,390,123
NU Holdings Ltd. (Class A Stock)*(a)	5,862,466	72,870,452

		472,862,003

Canada 3.6%
Constellation Software, Inc.	28,583	103,010,553
Shopify, Inc. (Class A Stock)*	859,267	81,630,365

		184,640,918

China 8.5%
BYD Co. Ltd. (Class H Stock)	4,572,050	217,155,210
Xiaomi Corp. (Class B Stock), 144A*	34,012,877	217,757,393

		434,912,603

France 14.6%
EssilorLuxottica SA	405,497	116,845,130
Hermes International SCA	95,256	261,971,048
L’Oreal SA	361,822	159,876,642
Safran SA	796,053	211,845,292

		750,538,112

Germany 9.6%
Rheinmetall AG	158,108	269,266,251
SAP SE	771,198	225,643,774

		494,910,025

India 2.6%
Eternal Ltd.*	22,137,292	60,589,470
MakeMyTrip Ltd.*	705,543	73,955,017

		134,544,487

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund 45

PGIM Jennison International Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Italy 7.7%
Brunello Cucinelli SpA	1,369,538	$154,620,418
Ferrari NV	351,535	160,925,884
Moncler SpA	1,332,793	82,261,150

		397,807,452

Japan 2.3%
Keyence Corp.	276,519	115,610,281

Netherlands 4.5%
Adyen NV, 144A*	62,235	100,709,502
Argenx SE*	201,085	129,991,227

		230,700,729

New Zealand 1.7%
Xero Ltd.*	833,816	87,811,746

Singapore 2.3%
Sea Ltd., ADR*	887,280	118,939,884

Spain 3.8%
Industria de Diseno Textil SA(a)	3,588,764	192,985,652

Switzerland 3.9%
Cie Financiere Richemont SA (Class A Stock)	632,249	111,721,697
Galderma Group AG	768,105	89,212,093

		200,933,790

Taiwan 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	898,578	149,783,967

United Kingdom 3.7%
Compass Group PLC	5,559,649	187,442,583

United States 9.1%
CyberArk Software Ltd.*	646,482	227,665,101

See Notes to Financial Statements.

46

PGIM Jennison International Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)
Schneider Electric SE	163,463	$38,192,441
Spotify Technology SA*	330,095	202,671,728

		468,529,270

TOTAL COMMON STOCKS
(cost $3,371,478,967)		4,731,095,006

PREFERRED STOCK 1.6%

Germany
Sartorius AG (PRFC)(a)
(cost $91,796,366)	322,776	83,790,888

TOTAL LONG-TERM INVESTMENTS
(cost $3,463,275,333)		4,814,885,894

SHORT-TERM INVESTMENTS 10.2%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(wb)	300,989,251	300,989,251
PGIM Institutional Money Market Fund (7-day effective yield 4.540%)
(cost $224,860,076; includes $224,404,884 of cash collateral for securities on loan)(b)(wb)	225,038,461	224,880,935

TOTAL SHORT-TERM INVESTMENTS
(cost $525,849,327)		525,870,186

TOTAL INVESTMENTS 103.9%
(cost $3,989,124,660)		5,340,756,080
Liabilities in excess of other assets (3.9)%		(201,853,386)

NET ASSETS 100.0%		$5,138,902,694

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $214,944,800; cash collateral of $224,404,884 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund 47

PGIM Jennison International Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Belgium	$—	$108,141,504	$—
Brazil	472,862,003	—	—
Canada	184,640,918	—	—
China	—	434,912,603	—
France	—	750,538,112	—
Germany	—	494,910,025	—
India	73,955,017	60,589,470	—
Italy	—	397,807,452	—
Japan	—	115,610,281	—
Netherlands	—	230,700,729	—
New Zealand	—	87,811,746	—
Singapore	118,939,884	—	—
Spain	—	192,985,652	—
Switzerland	—	200,933,790	—
Taiwan	149,783,967	—	—
United Kingdom	—	187,442,583	—
United States	430,336,829	38,192,441	—
Preferred Stock
Germany	—	83,790,888	—
Short-Term Investments
Affiliated Mutual Funds	525,870,186	—	—

Total	$1,956,388,804	$3,384,367,276	$—

See Notes to Financial Statements.

48

PGIM Jennison International Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Software	12.5%
Textiles, Apparel & Luxury Goods	11.9
Aerospace & Defense	11.8
Affiliated Mutual Funds (4.4% represents investments purchased with collateral from securities on loan)	10.2
Automobiles	7.3
Hotels, Restaurants & Leisure	6.3
Entertainment	6.3
Broadline Retail	5.3
Technology Hardware, Storage & Peripherals	4.3
Pharmaceuticals	3.8
Specialty Retail	3.8
Personal Care Products	3.1
Semiconductors & Semiconductor Equipment	2.9

Biotechnology	2.5%
Health Care Equipment & Supplies	2.3
Electronic Equipment, Instruments & Components	2.3
Financial Services	2.0
Life Sciences Tools & Services	1.6
IT Services	1.6
Banks	1.4
Electrical Equipment	0.7

103.9
Liabilities in excess of other assets	(3.9)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$214,944,800	$(214,944,800)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund 49

PGIM Jennison International Opportunities Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value, including securities on loan of $214,944,800:
Unaffiliated investments (cost $3,463,275,333)	$4,814,885,894
Affiliated investments (cost $525,849,327)	525,870,186
Foreign currency, at value (cost $85,634)	88,714
Receivable for investments sold	32,670,144
Receivable for Fund shares sold	7,455,236
Tax reclaim receivable	6,389,211
Dividends receivable	4,070,011
Foreign capital gains tax benefit accrued	159,424
Prepaid expenses and other assets	53,816

Total Assets	5,391,642,636

Liabilities

Payable to broker for collateral for securities on loan	224,404,884
Payable for investments purchased	14,153,985
Payable for Fund shares purchased	9,775,727
Management fee payable	3,048,470
Accrued expenses and other liabilities	1,200,058
Distribution fee payable	129,040
Affiliated transfer agent fee payable	23,246
Directors’ fees payable	4,532

Total Liabilities	252,739,942

Net Assets	$5,138,902,694

Net assets were comprised of:
Common stock, at par	$1,617
Paid-in capital in excess of par	4,781,019,620
Total distributable earnings (loss)	357,881,457

Net assets, April 30, 2025	$5,138,902,694

See Notes to Financial Statements.

50

PGIM Jennison International Opportunities Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2025

Class A

Net asset value and redemption price per share, ($128,790,854 ÷ 4,134,488 shares of common stock issued and outstanding)	$31.15
Maximum sales charge (5.50% of offering price)	1.81

Maximum offering price to public	$32.96

Class C

Net asset value, offering price and redemption price per share, ($21,948,836 ÷ 779,539 shares of common stock issued and outstanding)	$28.16

Class R

Net asset value, offering price and redemption price per share, ($217,117,377 ÷ 7,125,580 shares of common stock issued and outstanding)	$30.47

Class Z

Net asset value, offering price and redemption price per share, ($3,055,074,748 ÷ 95,950,517 shares of common stock issued and outstanding)	$31.84

Class R2

Net asset value, offering price and redemption price per share, ($14,158,700 ÷ 456,099 shares of common stock issued and outstanding)	$31.04

Class R4

Net asset value, offering price and redemption price per share, ($11,139,541 ÷ 353,056 shares of common stock issued and outstanding)	$31.55

Class R6

Net asset value, offering price and redemption price per share, ($1,690,672,638 ÷ 52,950,465 shares of common stock issued and outstanding)	$31.93

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund 51

PGIM Jennison International Opportunities Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income	$14,556,822
Affiliated dividend income	4,229,038
Affiliated income from securities lending, net	112,605

Total income	18,898,465

Expenses
Management fee	20,356,920
Distribution fee(a)	1,158,186
Shareholder servicing fees(a)	12,658
Transfer agent’s fees and expenses (including affiliated expense of $80,951)(a)	2,097,363
Custodian and accounting fees	266,340
Shareholders’ reports	164,528
Registration fees(a)	90,573
Professional fees	44,812
Directors’ fees	37,866
Audit fee	15,498
Miscellaneous	49,686

Total expenses	24,294,430
Less: Fee waiver and/or expense reimbursement(a)	(813,017)
Distribution fee waiver(a)	(311,059)

Net expenses	23,170,354

Net investment income (loss)	(4,271,889)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(25,525)) (net of foreign capital gains taxes $(158,367))	324,419,798
Foreign currency transactions	(1,931,425)

322,488,373

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $20,859) (net of change in foreign capital gains taxes $3,905,566)	(268,009,591)
Foreign currencies	313,876

(267,695,715)

Net gain (loss) on investment and foreign currency transactions	54,792,658

Net Increase (Decrease) In Net Assets Resulting From Operations	$50,520,769

See Notes to Financial Statements.

52

PGIM Jennison International Opportunities Fund

Statement of Operations (unaudited) (continued)

Six Months Ended April 30, 2025

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	191,256	111,794	837,548	—	17,588	—	—
Shareholder servicing fees	—	—	—	—	7,035	5,623	—
Transfer agent’s fees and expenses	66,768	14,556	139,909	1,777,181	11,803	9,668	77,478
Registration fees	9,470	7,264	2,759	36,016	2,511	5,988	26,565
Fee waiver and/or expense reimbursement	(68,082)	(12,542)	—	(723,029)	(2,862)	(6,502)	—
Distribution fee waiver	(31,877)	—	(279,182)	—	—	—	—

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund 53

PGIM Jennison International Opportunities Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	Year Ended October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(4,271,889)	$5,368,256
Net realized gain (loss) on investment and foreign currency transactions	322,488,373	102,452,938
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(267,695,715)	1,064,922,608

Net increase (decrease) in net assets resulting from operations	50,520,769	1,172,743,802

Dividends and Distributions
Distributions from distributable earnings
Class A	—	—
Class C	—	—
Class R	—	—
Class Z	(2,186,161)	(2,398,454)
Class R2	—	—
Class R4	—	—
Class R6	(2,225,020)	(2,218,376)

	(4,411,181)	(4,616,830)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	899,138,381	1,300,683,230
Net asset value of shares issued in reinvestment of dividends and distributions	4,352,913	4,571,915
Cost of shares purchased	(991,561,639)	(1,416,924,392)

Net increase (decrease) in net assets from Fund share transactions	(88,070,345)	(111,669,247)

Total increase (decrease)	(41,960,757)	1,056,457,725

Net Assets:

Beginning of period	5,180,863,451	4,124,405,726

End of period	$5,138,902,694	$5,180,863,451

See Notes to Financial Statements.

54

PGIM Jennison International Opportunities Fund

Financial Highlights (unaudited)

Class A Shares

	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023	2022		2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$30.85		$23.99		$22.03	$38.51		$28.14	$19.51
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.02	)(b)	0.01	(0.09)		(0.25)	(0.12)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.35		6.88		1.95	(16.36)		10.62	8.75
Total from investment operations	0.30		6.86		1.96	(16.45)		10.37	8.63
Less Dividends and Distributions:
Tax return of capital distributions	-		-		-	(-	)(c)	-	-
Distributions from net realized gains	-		-		-	(0.03)		-	-
Total dividends and distributions	-		-		-	(0.03)		-	-
Net asset value, end of period	$31.15		$30.85		$23.99	$22.03		$38.51	$28.14
Total Return(d):	0.97%		28.60%		8.90%	(42.74)%		36.90%	44.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$128,791		$130,020		$102,499	$105,135		$208,515	$76,093
Average net assets (000)	$128,560		$126,688		$114,648	$150,632		$142,641	$46,059
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.09	%(f)	1.09%		1.09%	1.09%		1.09%	1.09%
Expenses before waivers and/or expense reimbursement	1.25	%(f)	1.24%		1.26%	1.27%		1.27%	1.34%
Net investment income (loss)	(0.34	)%(f)	(0.07)%		0.03%	(0.34)%		(0.71)%	(0.52)%
Portfolio turnover rate(g)	54%		44%		59%	76%		41%	43%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund 55

PGIM Jennison International Opportunities Fund

Financial Highlights (unaudited) (continued)

Class C Shares

	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023		2022		2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$28.00		$21.95		$20.32		$35.82		$26.38	$18.44
Income (loss) from investment operations:
Net investment income (loss)	(0.16)		(0.24	)(b)	(0.18	)(b)	(0.30)		(0.50)	(0.29)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.32		6.29		1.81		(15.17)		9.94	8.23
Total from investment operations	0.16		6.05		1.63		(15.47)		9.44	7.94
Less Dividends and Distributions:
Tax return of capital distributions	-		-		-		(-	)(c)	-	-
Distributions from net realized gains	-		-		-		(0.03)		-	-
Total dividends and distributions	-		-		-		(0.03)		-	-
Net asset value, end of period	$28.16		$28.00		$21.95		$20.32		$35.82	$26.38
Total Return(d):	0.57%		27.56%		8.02%		(43.22)%		35.84%	43.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,949		$24,232		$22,579		$22,981		$40,128	$16,411
Average net assets (000)	$22,544		$25,084		$24,838		$30,780		$28,884	$9,894
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.91	%(f)	1.90%		1.90%		1.90%		1.90%	1.90%
Expenses before waivers and/or expense reimbursement	2.02	%(f)	1.99%		1.99%		2.01%		1.97%	2.15%
Net investment income (loss)	(1.17	)%(f)	(0.88)%		(0.79)%		(1.14)%		(1.52)%	(1.32)%
Portfolio turnover rate(g)	54%		44%		59%		76%		41%	43%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

56

PGIM Jennison International Opportunities Fund

Financial Highlights (unaudited) (continued)

Class R Shares

	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023		2022		2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$30.23		$23.60		$21.75		$38.17		$27.98	$19.48
Income (loss) from investment operations:
Net investment income (loss)	(0.11)		(0.13	)(b)	(0.09	)(b)	(0.19)		(0.37)	(0.20)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.35		6.76		1.94		(16.20)		10.56	8.70
Total from investment operations	0.24		6.63		1.85		(16.39)		10.19	8.50
Less Dividends and Distributions:
Tax return of capital distributions	-		-		-		(-	)(c)	-	-
Distributions from net realized gains	-		-		-		(0.03)		-	-
Total dividends and distributions	-		-		-		(0.03)		-	-
Net asset value, end of period	$30.47		$30.23		$23.60		$21.75		$38.17	$27.98
Total Return(d):	0.79%		28.09%		8.51%		(42.97)%		36.42%	43.56%

Ratios/Supplemental Data:
Net assets, end of period (000)	$217,117		$226,297		$218,828		$230,246		$358,284	$291,162
Average net assets (000)	$225,197		$239,312		$237,233		$269,777		$340,986	$281,238
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.45	%(f)	1.45%		1.46%		1.47%		1.47%	1.47%
Expenses before waivers and/or expense reimbursement	1.70	%(f)	1.70%		1.71%		1.72%		1.72%	1.77%
Net investment income (loss)	(0.71	)%(f)	(0.44)%		(0.35)%		(0.70)%		(1.08)%	(0.87)%
Portfolio turnover rate(g)	54%		44%		59%		76%		41%	43%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund 57

PGIM Jennison International Opportunities Fund

Financial Highlights (unaudited) (continued)

Class Z Shares

	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022		2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$31.53		$24.50	$22.45	$39.17		$28.56	$19.77
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.04	0.06	(0.04)		(0.18)	(0.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.35		7.02	1.99	(16.65)		10.79	8.89
Total from investment operations	0.33		7.06	2.05	(16.69)		10.61	8.79
Less Dividends and Distributions:
Dividends from net investment income	(0.02)		(0.03)	-	-		-	-
Tax return of capital distributions	-		-	-	(-	)(b)	-	-
Distributions from net realized gains	-		-	-	(0.03)		-	-
Total dividends and distributions	(0.02)		(0.03)	-	(0.03)		-	-
Net asset value, end of period	$31.84		$31.53	$24.50	$22.45		$39.17	$28.56
Total Return(c):	1.06%		28.81%	9.13%	(42.63)%		37.15%	44.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,055,075		$2,950,665	$2,332,761	$1,948,250		$3,481,110	$1,364,899
Average net assets (000)	$3,020,266		$2,852,407	$2,382,104	$2,744,398		$2,452,905	$639,223
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.90	%(e)	0.90%	0.90%	0.90%		0.90%	0.90%
Expenses before waivers and/or expense reimbursement	0.95	%(e)	0.95%	0.95%	0.96%		0.94%	0.99%
Net investment income (loss)	(0.15	)%(e)	0.12%	0.21%	(0.14)%		(0.51)%	(0.38)%
Portfolio turnover rate(f)	54%		44%	59%	76%		41%	43%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

58

PGIM Jennison International Opportunities Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares

	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023		2022		2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$30.78		$24.00		$22.09		$38.72		$28.35	$19.70
Income (loss) from investment operations:
Net investment income (loss)	(0.09)		(0.09	)(b)	(0.06	)(b)	(0.15)		(0.33)	(0.29)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.35		6.87		1.97		(16.45)		10.70	8.94
Total from investment operations	0.26		6.78		1.91		(16.60)		10.37	8.65
Less Dividends and Distributions:
Tax return of capital distributions	-		-		-		(-	)(c)	-	-
Distributions from net realized gains	-		-		-		(0.03)		-	-
Total dividends and distributions	-		-		-		(0.03)		-	-
Net asset value, end of period	$31.04		$30.78		$24.00		$22.09		$38.72	$28.35
Total Return(d):	0.84%		28.25%		8.65%		(42.90)%		36.58%	43.91%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,159		$14,154		$11,710		$10,579		$13,101	$4,664
Average net assets (000)	$14,187		$14,748		$11,833		$11,553		$8,789	$1,557
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.34	%(f)	1.34%		1.34%		1.34%		1.33%	1.32%
Expenses before waivers and/or expense reimbursement	1.38	%(f)	1.37%		1.38%		1.41%		1.41%	2.23%
Net investment income (loss)	(0.59	)%(f)	(0.32)%		(0.23)%		(0.55)%		(0.92)%	(1.06)%
Portfolio turnover rate(g)	54%		44%		59%		76%		41%	43%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund 59

PGIM Jennison International Opportunities Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares

	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023	2022		2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$31.25		$24.30		$22.31	$39.01		$28.49	$19.75
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.03	)(b)	- (c)	(0.09)		(0.25)	(0.11)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.35		6.98		1.99	(16.58)		10.77	8.85
Total from investment operations	0.30		6.95		1.99	(16.67)		10.52	8.74
Less Dividends and Distributions:
Tax return of capital distributions	-		-		-	(-	)(c)	-	-
Distributions from net realized gains	-		-		-	(0.03)		-	-
Total dividends and distributions	-		-		-	(0.03)		-	-
Net asset value, end of period	$31.55		$31.25		$24.30	$22.31		$39.01	$28.49
Total Return(d):	0.96%		28.60%		8.92%	(42.76)%		36.97%	44.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,140		$12,294		$9,811	$8,646		$16,892	$1,359
Average net assets (000)	$11,338		$11,711		$9,832	$11,164		$11,907	$1,023
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.09	%(f)	1.08%		1.09%	1.09%		1.08%	1.04%
Expenses before waivers and/or expense reimbursement	1.21	%(f)	1.18%		1.15%	1.16%		1.14%	2.47%
Net investment income (loss)	(0.35	)%(f)	(0.11)%		0.02%	(0.33)%		(0.69)%	(0.46)%
Portfolio turnover rate(g)	54%		44%		59%	76%		41%	43%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

60

PGIM Jennison International Opportunities Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares

	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022		2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$31.62		$24.57	$22.50	$39.24		$28.59	$19.78
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.06	0.07	(0.02)		(0.16)	(0.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.37		7.03	2.00	(16.69)		10.81	8.89
Total from investment operations	0.35		7.09	2.07	(16.71)		10.65	8.81
Less Dividends and Distributions:
Dividends from net investment income	(0.04)		(0.04)	-	-		-	-
Tax return of capital distributions	-		-	-	(-	)(b)	-	-
Distributions from net realized gains	-		-	-	(0.03)		-	-
Total dividends and distributions	(0.04)		(0.04)	-	(0.03)		-	-
Net asset value, end of period	$31.93		$31.62	$24.57	$22.50		$39.24	$28.59
Total Return(c):	1.12%		28.87%	9.20%	(42.61)%		37.25%	44.54%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,690,673		$1,823,202	$1,426,218	$1,330,422		$2,136,686	$673,736
Average net assets (000)	$1,681,459		$1,742,632	$1,495,043	$1,686,565		$1,445,464	$295,968
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.84	%(e)	0.84%	0.84%	0.84%		0.84%	0.84%
Expenses before waivers and/or expense reimbursement	0.84	%(e)	0.84%	0.84%	0.84%		0.84%	0.91%
Net investment income (loss)	(0.10	)%(e)	0.19%	0.27%	(0.07)%		(0.46)%	(0.32)%
Portfolio turnover rate(f)	54%		44%	59%	76%		41%	43%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund 61

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 97.3%

COMMON STOCKS 93.2%

Australia 4.4%
AGL Energy Ltd.	21,646	$147,518
Aristocrat Leisure Ltd.	20,232	864,090
BHP Group Ltd.	28,565	680,808
BlueScope Steel Ltd.	8,000	122,532
Brambles Ltd.	92,435	1,214,749
Charter Hall Group, REIT	20,717	223,991
Coles Group Ltd.	52,397	711,541
Computershare Ltd.	34,251	895,027
Evolution Mining Ltd.	23,225	116,474
Fortescue Ltd.	57,364	592,437
GPT Group (The), REIT	38,976	115,539
Helia Group Ltd.	252,436	782,402
JB Hi-Fi Ltd.	14,904	987,655
Northern Star Resources Ltd.	67,303	826,728
Qantas Airways Ltd.	96,575	546,027
QBE Insurance Group Ltd.	64,586	892,574
REA Group Ltd.	1,405	223,226
Rio Tinto Ltd.	2,588	193,627
Technology One Ltd.	4,625	89,273
West African Resources Ltd.*	297,147	454,757

		10,680,975

Austria 0.1%
BAWAG Group AG, 144A*	1,175	128,790
Erste Group Bank AG	2,449	165,850

		294,640

Belgium 0.0%
Proximus SADP	9,800	75,270

Brazil 1.5%
B3 SA - Brasil Bolsa Balcao	207,800	488,088
Banco do Brasil SA	244,200	1,240,976
BB Seguridade Participacoes SA	38,700	290,157
Centrais Eletricas Brasileiras SA	9,200	71,183
CPFL Energia SA	31,500	211,308
Embraer SA*	10,800	124,021
Odontoprev SA	15,000	28,228
Petroleo Brasileiro SA	27,900	157,612
Petroreconcavo SA	52,000	117,925

See Notes to Financial Statements.

62

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Brazil (cont’d.)
TIM SA	68,800	$229,004
Vale SA	31,500	293,567
WEG SA	49,600	393,556
XP, Inc. (Class A Stock)	7,400	119,140

		3,764,765

Canada 7.7%
Agnico Eagle Mines Ltd.	8,500	999,024
Barrick Gold Corp.	66,600	1,270,067
Canadian Imperial Bank of Commerce	21,600	1,362,339
Celestica, Inc.*	7,100	605,813
CES Energy Solutions Corp.	12,600	55,569
CGI, Inc.	12,900	1,367,853
Dundee Precious Metals, Inc.	16,800	220,206
Empire Co. Ltd. (Class A Stock)	3,300	122,559
Extendicare, Inc.	15,600	156,159
Fairfax Financial Holdings Ltd.	100	156,122
George Weston Ltd.	5,100	993,660
Great-West Lifeco, Inc.	32,900	1,279,391
Hudbay Minerals, Inc.	23,000	167,337
iA Financial Corp., Inc.	4,000	388,568
IGM Financial, Inc.	5,700	181,138
Kinross Gold Corp.	92,700	1,368,377
Loblaw Cos. Ltd.	8,000	1,298,709
Lundin Gold, Inc.	3,000	122,363
Manulife Financial Corp.	45,600	1,397,505
Metro, Inc.	4,900	377,612
Pan American Silver Corp.	2,500	62,944
Power Corp. of Canada	37,100	1,404,235
Royal Bank of Canada	2,400	288,066
Secure Waste Infrastructure Corp.	9,000	85,717
Shopify, Inc. (Class A Stock)*	15,400	1,464,709
Suncor Energy, Inc.	44,100	1,557,543
Wesdome Gold Mines Ltd.*	6,000	73,814

		18,827,399

Chile 0.1%
Banco de Chile	772,450	113,393
Enel Chile SA	1,404,400	99,372

		212,765

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 63

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

China 8.8%
Agricultural Bank of China Ltd. (Class H Stock)	102,000	$62,242
Alibaba Group Holding Ltd.	35,900	535,988
BOC Hong Kong Holdings Ltd.	95,000	394,096
BYD Co. Ltd. (Class H Stock)	36,000	1,709,865
Chifeng Jilong Gold Mining Co. Ltd. (Class A Stock)	40,000	145,257
China BlueChemical Ltd. (Class H Stock)	1,428,000	347,676
China Construction Bank Corp. (Class H Stock)	1,176,000	965,999
China Hongqiao Group Ltd.	67,500	121,163
China Life Insurance Co. Ltd. (Class H Stock)	310,000	566,555
CMOC Group Ltd. (Class H Stock)	150,000	117,761
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	6,700	214,042
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)	81,000	122,232
Dong-E-E-Jiao Co. Ltd. (Class A Stock)	15,600	116,635
Geely Automobile Holdings Ltd.	436,000	915,296
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	51,700	324,133
Hansoh Pharmaceutical Group Co. Ltd., 144A	40,000	123,959
Hygon Information Technology Co. Ltd. (Class A Stock)	2,820	57,760
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,480,000	1,013,818
JD.com, Inc. (Class A Stock)	92,100	1,499,519
Jiangsu Hengrui Pharmaceuticals Co. Ltd. (Class A Stock)	55,700	391,097
Meituan (Class B Stock), 144A*	80,900	1,339,497
NetEase, Inc.	29,500	634,142
New China Life Insurance Co. Ltd. (Class H Stock)	33,800	123,435
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	263,500	1,577,057
Pop Mart International Group Ltd., 144A	62,400	1,556,335
Satellite Chemical Co. Ltd. (Class A Stock)	49,400	123,396
Shandong Himile Mechanical Science & Technology Co. Ltd. (Class A Stock)	28,000	218,773
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	108,400	163,385
Tencent Holdings Ltd.	43,500	2,664,417
Tencent Music Entertainment Group, ADR	9,000	120,780
Western Mining Co. Ltd. (Class A Stock)	79,000	167,456
Wilmar International Ltd.	40,200	94,288
WuXi AppTec Co. Ltd. (Class H Stock), 144A	15,600	120,566
Xiaomi Corp. (Class B Stock), 144A*	278,800	1,784,935
Yunnan Aluminium Co. Ltd. (Class A Stock)	79,000	165,386
Yunnan Baiyao Group Co. Ltd. (Class A Stock)	28,000	220,571
Yunnan Yuntianhua Co. Ltd. (Class A Stock)	98,600	303,024
Yutong Bus Co. Ltd. (Class A Stock)	73,300	270,649
Zhejiang China Commodities City Group Co. Ltd. (Class A Stock)	45,900	96,706

		21,489,891

See Notes to Financial Statements.

64

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Denmark 0.4%
AP Moller - Maersk A/S (Class B Stock)	70	$120,532
Novo Nordisk A/S (Class B Stock)	9,322	623,284
Scandinavian Tobacco Group A/S, 144A	15,916	231,666

		975,482

Finland 1.7%
Kemira OYJ	13,470	277,941
Konecranes OYJ	4,392	294,255
Nokia OYJ	284,013	1,419,830
Nordea Bank Abp	93,239	1,291,262
Orion OYJ (Class B Stock)	5,917	370,473
Wartsila OYJ Abp	30,089	555,934

		4,209,695

France 5.4%
AXA SA	40,287	1,905,410
BNP Paribas SA	10,428	883,559
Cie de Saint-Gobain SA	14,756	1,604,243
Cie Generale des Etablissements Michelin SCA	35,562	1,300,350
Credit Agricole SA	57,523	1,078,935
Dassault Aviation SA	208	74,998
Eiffage SA	3,603	490,270
Engie SA	69,501	1,436,469
Ipsen SA	932	108,395
Klepierre SA, REIT	39,708	1,453,439
LVMH Moet Hennessy Louis Vuitton SE	256	141,806
Orange SA	32,563	472,426
Publicis Groupe SA	2,790	283,874
Rubis SCA	5,618	182,870
Technip Energies NV	2,783	94,967
TotalEnergies SE	4,269	243,142
Vinci SA	10,302	1,447,094

		13,202,247

Georgia 0.2%
Lion Finance Group PLC	5,808	465,877

Germany 6.2%
adidas AG	5,055	1,163,113

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 65

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Germany (cont’d.)
Allianz SE	2,041	$844,110
Deutsche Bank AG	60,290	1,580,824
Deutsche Telekom AG	58,638	2,106,132
Freenet AG	6,065	252,202
GEA Group AG	7,798	508,739
Heidelberg Materials AG	8,070	1,613,301
Henkel AG & Co. KGaA	770	54,347
MTU Aero Engines AG	1,605	555,499
Rational AG	168	144,150
Rheinmetall AG	553	941,788
SAP SE	3,885	1,136,707
Siemens AG	11,570	2,664,123
Siemens Energy AG*	7,861	606,741
Talanx AG	4,430	508,423
Zalando SE, 144A*	14,325	523,095

		15,203,294

Greece 0.0%
Eurobank Ergasias Services & Holdings SA	41,200	116,927

Hong Kong 1.2%
AIA Group Ltd.	228,200	1,709,883
WH Group Ltd., 144A	1,223,000	1,093,616

		2,803,499

India 5.0%
Bharat Electronics Ltd.	258,334	960,880
Bharti Airtel Ltd.	40,792	899,800
Chambal Fertilisers & Chemicals Ltd.	14,600	119,705
Cipla Ltd.	34,984	641,982
Coal India Ltd.	124,494	567,230
Cummins India Ltd.	8,955	307,468
Divi’s Laboratories Ltd.	918	66,265
DLF Ltd.	16,075	128,220
Godfrey Phillips India Ltd.	536	51,384
Hindalco Industries Ltd.	147,867	1,092,879
Hindustan Aeronautics Ltd.	14,521	770,027
Indian Hotels Co. Ltd. (The)	9,800	91,185
Infosys Ltd.	24,491	432,950
InterGlobe Aviation Ltd., 144A*	3,776	235,288

See Notes to Financial Statements.

66

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

India (cont’d.)
Lupin Ltd.	24,654	$613,073
Maruti Suzuki India Ltd.	6,255	906,685
Natco Pharma Ltd.	6,875	69,217
National Aluminium Co. Ltd.	111,425	206,584
NMDC Ltd.	154,000	118,143
Oberoi Realty Ltd.	4,731	91,841
Oil & Natural Gas Corp. Ltd.	216,021	625,075
Page Industries Ltd.	342	184,383
Persistent Systems Ltd.	2,220	139,715
Redington Ltd.	40,650	118,185
Sun Pharmaceutical Industries Ltd.	64,545	1,399,888
Vedanta Ltd.	191,248	949,648
Zensar Technologies Ltd.	8,624	73,773
Zydus Lifesciences Ltd.	26,850	282,683

		12,144,156

Indonesia 0.0%
First Pacific Co. Ltd.	86,000	57,867

Ireland 0.1%
AIB Group PLC	44,575	299,591

Israel 0.5%
Bank Hapoalim BM	7,175	105,247
Bank Leumi Le-Israel BM	51,017	724,494
Plus500 Ltd.	4,875	199,838
Wix.com Ltd.*	400	67,836

		1,097,415

Italy 2.7%
BPER Banca SpA	82,090	666,742
Enel SpA	205,308	1,779,809
Intesa Sanpaolo SpA	362,663	1,936,000
Leonardo SpA	16,290	846,890
UniCredit SpA	23,086	1,343,163

		6,572,604

Japan 12.2%
ABC-Mart, Inc.	13,300	247,353

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 67

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)
Advantest Corp.	36,100	$1,510,278
Aisin Corp.	4,800	60,966
Anycolor, Inc.	10,400	268,151
ARE Holdings, Inc.	15,000	186,361
Asics Corp.	22,000	472,869
Astellas Pharma, Inc.	12,000	120,170
Bandai Namco Holdings, Inc.	3,900	135,535
BayCurrent, Inc.	1,900	102,379
Bic Camera, Inc.	8,100	86,861
BIPROGY, Inc.	6,700	218,810
Bridgestone Corp.	7,000	292,706
Chugoku Marine Paints Ltd.	6,400	92,958
COMSYS Holdings Corp.	4,500	99,738
Daifuku Co. Ltd.	11,200	296,290
Dai-ichi Life Holdings, Inc.	32,500	234,665
Daito Trust Construction Co. Ltd.	9,000	1,002,033
Daiwa House REIT Investment Corp., REIT	130	217,747
Ebara Corp.	5,000	75,109
Electric Power Development Co. Ltd.	41,000	719,774
ENEOS Holdings, Inc.	167,600	806,865
Fast Retailing Co. Ltd.	4,300	1,414,463
Food & Life Cos. Ltd.	4,400	162,823
Freee KK*	3,800	107,369
Fujikura Ltd.	2,400	89,297
Glory Ltd.	5,400	95,082
GLP J-REIT, REIT	252	217,362
Hazama Ando Corp.	10,800	107,564
Hitachi Ltd.	8,500	210,082
Hokkaido Electric Power Co., Inc.	49,800	236,607
Hokuriku Electric Power Co.	13,500	69,378
Idemitsu Kosan Co. Ltd.	39,500	244,782
Japan Lifeline Co. Ltd.	15,000	160,605
Japan Post Holdings Co. Ltd.	22,300	216,762
Kansai Electric Power Co., Inc. (The)	42,900	528,547
Katitas Co. Ltd.	6,400	92,730
Kawasaki Kisen Kaisha Ltd.	86,100	1,180,803
Konami Group Corp.	8,900	1,271,062
Lasertec Corp.	1,400	130,159
Mabuchi Motor Co. Ltd.	6,200	90,577
Marubeni Corp.	25,400	450,308
Medipal Holdings Corp.	36,000	610,044
Mitsubishi Heavy Industries Ltd.	43,000	847,652

See Notes to Financial Statements.

68

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)
Mitsui Mining & Smelting Co. Ltd.	12,300	$334,400
MIXI, Inc.	4,000	88,879
Modec, Inc.	6,400	194,226
MS&AD Insurance Group Holdings, Inc.	21,300	484,145
Nippon Paint Holdings Co. Ltd.	13,000	99,044
Niterra Co. Ltd.	3,300	102,752
Nomura Holdings, Inc.	238,800	1,330,967
Obayashi Corp.	27,500	426,667
Open House Group Co. Ltd.	2,700	119,723
Otsuka Holdings Co. Ltd.	11,600	565,509
Rakus Co. Ltd.	7,500	113,961
Sanrio Co. Ltd.	14,300	569,801
Sansan, Inc.*	15,600	213,118
Seiko Epson Corp.	8,400	116,534
Sekisui House REIT, Inc., REIT	224	120,843
SHIFT, Inc.*	19,200	175,684
Shikoku Electric Power Co., Inc.	43,200	355,019
Shimamura Co. Ltd.	1,800	119,770
Shionogi & Co. Ltd.	38,900	653,540
Sony Group Corp.	83,000	2,189,772
Sumitomo Electric Industries Ltd.	5,200	83,582
Sumitomo Mitsui Financial Group, Inc.	46,300	1,104,589
Suzuki Motor Corp.	114,500	1,372,130
T&D Holdings, Inc.	4,700	100,010
Taisei Corp.	2,300	124,711
Takeda Pharmaceutical Co. Ltd.	52,900	1,600,152
Tohoku Electric Power Co., Inc.	23,900	171,759
Tokio Marine Holdings, Inc.	1,400	56,115
Tokyo Electric Power Co. Holdings, Inc.*	160,800	491,912
Toyota Motor Corp.	19,665	375,590
Zensho Holdings Co. Ltd.	1,800	111,228

		29,747,808

Jordan 0.1%
Hikma Pharmaceuticals PLC	8,960	237,436

Netherlands 2.3%
ABN AMRO Bank NV, 144A, CVA	18,232	377,819
ASM International NV	1,343	656,441
ASML Holding NV	1,301	870,944
EXOR NV	535	50,512

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 69

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Netherlands (cont’d.)
ING Groep NV	37,455	$727,350
Koninklijke Ahold Delhaize NV	34,359	1,410,748
Koninklijke BAM Groep NV	26,475	179,336
Koninklijke KPN NV	293,548	1,365,543

		5,638,693

New Zealand 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	4,225	85,231
Xero Ltd.*	3,712	390,922

		476,153

Norway 0.8%
DNB Bank ASA	21,578	539,409
Kongsberg Gruppen ASA	8,910	1,435,480

		1,974,889

Poland 0.7%
Bank Polska Kasa Opieki SA	11,353	569,031
Powszechna Kasa Oszczednosci Bank Polski SA	52,000	999,749
Powszechny Zaklad Ubezpieczen SA	15,250	237,912

		1,806,692

Portugal 0.1%
NOS SGPS SA	28,350	118,316

Qatar 0.3%
Ooredoo QPSC	228,249	813,176

Russia 0.0%
Inter RAO UES PJSC^	13,660,000	17
LUKOIL PJSC^	14,283	—
Polyus PJSC*^	14,500	—
Rosneft Oil Co. PJSC^	155,425	—
Sberbank of Russia PJSC^	366,709	—

		17

See Notes to Financial Statements.

70

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Saudi Arabia 0.8%
Arabian Internet & Communications Services Co.	1,612	$123,350
Etihad Etisalat Co.	15,469	258,989
Riyad Bank	54,459	447,068
Saudi Awwal Bank	9,900	92,638
Saudi Telecom Co.	66,495	844,205
Saudia Dairy & Foodstuff Co.	1,197	97,499

		1,863,749

Singapore 0.8%
BW LPG Ltd., 144A	37,526	376,969
Hafnia Ltd.	72,255	333,066
Sea Ltd., ADR*	7,400	991,970
Singapore Technologies Engineering Ltd.	48,000	272,556

		1,974,561

South Africa 0.2%
Harmony Gold Mining Co. Ltd.	17,525	275,359
Life Healthcare Group Holdings Ltd.	94,225	74,109
Sanlam Ltd.	25,875	117,810

		467,278

South Korea 4.4%
BNK Financial Group, Inc.	31,386	228,774
Hana Financial Group, Inc.	18,602	843,603
HD Hyundai Heavy Industries Co. Ltd.*	1,314	371,638
Hyundai Glovis Co. Ltd.	1,248	100,067
Hyundai Mobis Co. Ltd.	5,877	1,103,164
JB Financial Group Co. Ltd.	14,248	171,190
Kangwon Land, Inc.	4,459	50,900
KB Financial Group, Inc.	20,761	1,312,069
Kia Corp.	16,583	1,053,904
KT&G Corp.	1,266	102,184
Meritz Financial Group, Inc.	1,482	129,469
NAVER Corp.	3,525	495,987
Orion Corp.	548	47,500
Samsung Electronics Co. Ltd.	32,334	1,261,593
Samsung Securities Co. Ltd.	10,374	380,275
Shinhan Financial Group Co. Ltd.	26,590	960,963
SK Hynix, Inc.	13,783	1,719,748

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 71

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

South Korea (cont’d.)
SK Telecom Co. Ltd.	1,010	$38,589
Woori Financial Group, Inc.	32,749	407,809

		10,779,426

Spain 1.3%
ACS Actividades de Construccion y Servicios SA	12,859	805,679
Banco Bilbao Vizcaya Argentaria SA	116,688	1,601,431
Banco Santander SA	94,501	665,368
Indra Sistemas SA	3,952	126,005

		3,198,483

Sweden 1.8%
Alfa Laval AB	23,875	990,236
Atlas Copco AB (Class B Stock)	11,346	157,547
Boliden AB*	9,427	288,844
Epiroc AB (Class B Stock)	2,938	57,619
Essity AB (Class B Stock)	47,122	1,362,724
Svenska Handelsbanken AB (Class A Stock)	48,636	636,636
Swedbank AB (Class A Stock)	30,211	754,183
Telefonaktiebolaget LM Ericsson (Class B Stock)	20,412	172,428

		4,420,217

Switzerland 1.0%
ABB Ltd.	20,688	1,092,549
Geberit AG	174	120,533
Logitech International SA	13,318	1,012,036
Schindler Holding AG	170	60,273
Zurich Insurance Group AG	174	123,413

		2,408,804

Taiwan 3.3%
Accton Technology Corp.	7,000	130,384
Asustek Computer, Inc.	5,000	91,435
Eva Airways Corp.	232,000	278,662
Hon Hai Precision Industry Co. Ltd.	53,000	236,131
MediaTek, Inc.	24,000	1,019,835
TaiDoc Technology Corp.	37,000	155,050
Taiwan Semiconductor Manufacturing Co. Ltd.	208,000	5,893,587

See Notes to Financial Statements.

72

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Taiwan (cont’d.)
Wiwynn Corp.	2,000	$120,363
Yang Ming Marine Transport Corp.	55,000	117,506

		8,042,953

Thailand 0.1%
Advanced Info Service PCL	24,600	216,989

Turkey 1.0%
Aselsan Elektronik Sanayi Ve Ticaret A/S	203,421	716,628
MLP Saglik Hizmetleri A/S, 144A*	17,522	149,158
Pegasus Hava Tasimaciligi A/S*	86,800	504,807
Turk Hava Yollari AO*	49,180	364,912
Turkcell Iletisim Hizmetleri A/S	329,761	773,472

		2,508,977

United Arab Emirates 1.0%
Aldar Properties PJSC	39,275	88,445
Emaar Properties PJSC	402,747	1,439,117
Emirates NBD Bank PJSC	172,512	965,460

		2,493,022

United Kingdom 8.9%
3i Group PLC	30,950	1,754,588
Admiral Group PLC	2,450	106,556
Anglogold Ashanti PLC	3,016	125,562
Associated British Foods PLC	42,243	1,164,434
AstraZeneca PLC	4,855	695,560
Barclays PLC	257,798	1,026,975
British American Tobacco PLC	15,927	693,754
Centrica PLC	489,597	1,048,243
Drax Group PLC	14,700	121,260
Games Workshop Group PLC	1,570	323,330
Halma PLC	8,892	328,218
HSBC Holdings PLC	253,176	2,822,248
IG Group Holdings PLC	8,375	119,369
Imperial Brands PLC	39,037	1,601,806
Lloyds Banking Group PLC	975,021	957,937
Mitie Group PLC	65,772	126,833
NatWest Group PLC	262,803	1,690,424

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 73

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Next PLC	6,516	$1,074,987
Paragon Banking Group PLC	14,150	159,854
Reckitt Benckiser Group PLC	18,546	1,197,080
Rolls-Royce Holdings PLC	194,017	1,963,932
Smiths Group PLC	12,594	313,837
Standard Chartered PLC	85,861	1,236,678
Tesco PLC	199,099	985,342
TORM PLC (Class A Stock)	2,210	36,832

		21,675,639

United States 5.9%
GSK PLC	93,261	1,844,953
Holcim AG*	2,772	309,765
JBS SA	141,700	1,094,869
Nestle SA	7,156	761,666
Novartis AG	27,176	3,099,621
Roche Holding AG	9,880	3,230,627
Sanofi SA	7,645	836,301
Schneider Electric SE	4,278	999,537
Shell PLC	50,559	1,631,627
Spotify Technology SA*	800	491,184

		14,300,150

TOTAL COMMON STOCKS
(cost $194,938,771)		227,657,787

PREFERRED STOCKS 1.2%

Brazil 1.1%
Gerdau SA (PRFC)	97,800	258,323
Itau Unibanco Holding SA (PRFC)	214,500	1,344,794
Petroleo Brasileiro SA (PRFC)	194,800	1,031,126

		2,634,243

South Korea 0.1%
Samsung Electronics Co. Ltd. (PRFC)	6,505	214,734

TOTAL PREFERRED STOCKS
(cost $2,489,565)		2,848,977

See Notes to Financial Statements.

74

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description			Shares	Value

UNAFFILIATED EXCHANGE-TRADED FUNDS 2.9%

United States
iShares MSCI EAFE ETF(a)			60,400	$5,118,900
iShares MSCI Emerging Markets ETF(a)			45,700	1,999,832

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS
(cost $6,974,929)				7,118,732

TOTAL LONG-TERM INVESTMENTS
(cost $204,403,265)				237,625,496

SHORT-TERM INVESTMENTS 17.5%

AFFILIATED MUTUAL FUNDS 16.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(wb)			31,625,958	31,625,958
PGIM Institutional Money Market Fund (7-day effective yield 4.540%)
(cost $9,123,249; includes $9,115,063 of cash collateral for securities on loan)(b)(wb)			9,129,873	9,123,483

TOTAL AFFILIATED MUTUAL FUNDS
(cost $40,749,207)				40,749,441

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.8%
U.S. Treasury Bills (cost $2,078,517)	4.235%	06/17/25	2,090	2,078,491

TOTAL SHORT-TERM INVESTMENTS
(cost $42,827,724)				42,827,932

TOTAL INVESTMENTS 114.8%
(cost $247,230,989)				280,453,428
Liabilities in excess of other assets(z) (14.8)%				(36,221,604)

NET ASSETS 100.0%				$244,231,824

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $17 and 0.0% of net assets.

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 75

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,919,083; cash collateral of $9,115,063 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at April 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
33	Mini MSCI EAFE Index	Jun. 2025	$4,116,255	$17,438
34	Mini MSCI Emerging Markets Index	Jun. 2025	1,887,000	14,380

				$31,818

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$2,078,491

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

76

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$10,680,975	$—
Austria	—	294,640	—
Belgium	—	75,270	—
Brazil	3,764,765	—	—
Canada	18,827,399	—	—
Chile	212,765	—	—
China	120,780	21,369,111	—
Denmark	—	975,482	—
Finland	—	4,209,695	—
France	—	13,202,247	—
Georgia	—	465,877	—
Germany	—	15,203,294	—
Greece	—	116,927	—
Hong Kong	—	2,803,499	—
India	—	12,144,156	—
Indonesia	—	57,867	—
Ireland	—	299,591	—
Israel	67,836	1,029,579	—
Italy	—	6,572,604	—
Japan	—	29,747,808	—
Jordan	—	237,436	—
Netherlands	—	5,638,693	—
New Zealand	—	476,153	—
Norway	—	1,974,889	—
Poland	—	1,806,692	—
Portugal	—	118,316	—
Qatar	—	813,176	—
Russia	—	—	17
Saudi Arabia	258,989	1,604,760	—
Singapore	991,970	982,591	—
South Africa	74,109	393,169	—
South Korea	—	10,779,426	—
Spain	—	3,198,483	—
Sweden	—	4,420,217	—
Switzerland	—	2,408,804	—
Taiwan	—	8,042,953	—
Thailand	—	216,989	—
Turkey	—	2,508,977	—
United Arab Emirates	—	2,493,022	—
United Kingdom	—	21,675,639	—
United States	1,586,053	12,714,097	—

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 77

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Preferred Stocks
Brazil	$2,634,243	$—	$—
South Korea	—	214,734	—
Unaffiliated Exchange-Traded Funds
United States	7,118,732	—	—
Short-Term Investments
Affiliated Mutual Funds	40,749,441	—	—
U.S. Treasury Obligation	—	2,078,491	—

Total	$76,407,082	$204,046,329	$17

Other Financial Instruments*
Assets
Futures Contracts	$31,818	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Affiliated Mutual Funds (3.7% represents investments purchased with collateral from securities on loan)	16.7%
Banks	15.3
Pharmaceuticals	7.3
Insurance	6.0
Metals & Mining	5.0
Semiconductors & Semiconductor Equipment	4.9
Aerospace & Defense	3.5
Oil, Gas & Consumable Fuels	3.2
Unaffiliated Exchange-Traded Funds	2.9
Automobiles	2.6
Capital Markets	2.5
Consumer Staples Distribution & Retail	2.4
Diversified Telecommunication Services	2.4
Specialty Retail	2.3
Machinery	2.1

Technology Hardware, Storage & Peripherals	1.9%
Food Products	1.8
IT Services	1.7
Electric Utilities	1.6
Entertainment	1.6
Construction & Engineering	1.5
Electrical Equipment	1.4
Interactive Media & Services	1.4
Industrial Conglomerates	1.3
Broadline Retail	1.3
Automobile Components	1.2
Real Estate Management & Development	1.2
Tobacco	1.1
Wireless Telecommunication Services	1.1
Household Durables	1.1
Multi-Utilities	1.1
Hotels, Restaurants & Leisure	1.1

See Notes to Financial Statements.

78

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Industry Classification (continued):

Household Products	1.1%
U.S. Treasury Obligation	0.8
Software	0.8
Textiles, Apparel & Luxury Goods	0.8
Passenger Airlines	0.8
Construction Materials	0.8
Building Products	0.7
Communications Equipment	0.7
Marine Transportation	0.6
Retail REITs	0.6
Chemicals	0.6
Commercial Services & Supplies	0.5
Electronic Equipment, Instruments & Components	0.5
Financial Services	0.5
Health Care Providers & Services	0.4
Professional Services	0.4
Independent Power & Renewable Electricity Producers	0.3
Diversified REITs	0.3

Leisure Products	0.2%
Trading Companies & Distributors	0.2
Health Care Equipment & Supplies	0.2
Energy Equipment & Services	0.1
Media	0.1
Industrial REITs	0.1
Life Sciences Tools & Services	0.1
Gas Utilities	0.1
Air Freight & Logistics	0.0 *
Distributors	0.0 *

114.8
Liabilities in excess of other assets	(14.8)

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$31,818	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 79

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$85,615

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$68,843

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$4,021,672

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$8,919,083	$(8,919,083)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

80

PGIM Quant Solutions International Equity Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value, including securities on loan of $8,919,083:
Unaffiliated investments (cost $206,481,782)	$239,703,987
Affiliated investments (cost $40,749,207)	40,749,441
Foreign currency, at value (cost $547,813)	549,473
Receivable for investments sold	10,321,729
Tax reclaim receivable	894,359
Dividends and interest receivable	666,018
Receivable for Fund shares sold	65,020
Foreign capital gains tax benefit accrued	14,905
Prepaid expenses and other assets	19,972

Total Assets	292,984,904

Liabilities
Payable for investments purchased	39,171,895
Payable to broker for collateral for securities on loan	9,115,063
Accrued expenses and other liabilities	146,533
Management fee payable	96,014
Due to broker—variation margin futures	85,940
Payable for Fund shares purchased	69,416
Distribution fee payable	34,807
Affiliated transfer agent fee payable	32,408
Directors’ fees payable	1,004

Total Liabilities	48,753,080

Net Assets	$244,231,824

Net assets were comprised of:
Common stock, at par	$295
Paid-in capital in excess of par	207,457,998
Total distributable earnings (loss)	36,773,531

Net assets, April 30, 2025	$244,231,824

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 81

PGIM Quant Solutions International Equity Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2025

Class A

Net asset value and redemption price per share, ($ 144,513,850 ÷ 17,502,460 shares of common stock issued and outstanding)	$8.26
Maximum sales charge (5.50% of offering price)	0.48

Maximum offering price to public	$8.74

Class C

Net asset value, offering price and redemption price per share, ($ 1,118,918 ÷ 144,383 shares of common stock issued and outstanding)	$7.75

Class Z

Net asset value, offering price and redemption price per share, ($ 17,865,428 ÷ 2,140,424 shares of common stock issued and outstanding)	$8.35

Class R6

Net asset value, offering price and redemption price per share, ($ 80,733,628 ÷ 9,663,537 shares of common stock issued and outstanding)	$8.35

See Notes to Financial Statements.

82

PGIM Quant Solutions International Equity Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $219,687 foreign withholding tax)	$3,297,208
Affiliated dividend income	65,654
Interest income	9,121
Affiliated income from securities lending, net	1,127

Total income	3,373,110

Expenses
Management fee	713,652
Distribution fee(a)	211,660
Transfer agent’s fees and expenses (including affiliated expense of $110,330)(a)	223,214
Custodian and accounting fees	75,845
Shareholders’ reports	27,336
Professional fees	26,935
Registration fees(a)	21,609
Audit fee	15,498
Directors’ fees	6,030
Miscellaneous	18,834

Total expenses	1,340,613
Less: Fee waiver and/or expense reimbursement(a)	(150,376)

Net expenses	1,190,237

Net investment income (loss)	2,182,873

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(492)) (net of foreign capital gains taxes $(45,426))	8,090,685
Futures transactions	85,615
Foreign currency transactions	(72,141)

8,104,159

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $233) (net of change in foreign capital gains taxes $365,237)	6,625,094
Futures	68,843
Foreign currencies	132,034

6,825,971

Net gain (loss) on investment and foreign currency transactions	14,930,130

Net Increase (Decrease) In Net Assets Resulting From Operations	$17,113,003

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	206,237	5,423	—	—
Transfer agent’s fees and expenses	207,750	3,330	10,758	1,376
Registration fees	7,519	4,002	4,624	5,464
Fee waiver and/or expense reimbursement	(101,965)	(3,207)	(12,393)	(32,811)

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 83

PGIM Quant Solutions International Equity Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	Year Ended October 31, 2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,182,873	$5,524,308
Net realized gain (loss) on investment and foreign currency transactions	8,104,159	16,352,958
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	6,825,971	27,075,139

Net increase (decrease) in net assets resulting from operations	17,113,003	48,952,405

Dividends and Distributions
Distributions from distributable earnings
Class A	(4,995,356)	(5,000,495)
Class C	(28,947)	(29,693)
Class Z	(662,835)	(508,377)
Class R6	(1,351,552)	(2,045,517)

	(7,038,690)	(7,584,082)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	58,877,400	11,172,730
Net asset value of shares issued in reinvestment of dividends and distributions	6,933,542	7,485,544
Cost of shares purchased	(23,489,580)	(41,128,779)

Net increase (decrease) in net assets from Fund share transactions	42,321,362	(22,470,505)

Total increase (decrease)	52,395,675	18,897,818

Net Assets:

Beginning of period	191,836,149	172,938,331

End of period	$244,231,824	$191,836,149

See Notes to Financial Statements.

84

PGIM Quant Solutions International Equity Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.86		$6.33	$5.76	$8.59	$6.74	$7.19
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.20	0.17	0.18	0.18	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.61		1.60	0.62	(2.14)	1.78	(0.39)
Total from investment operations	0.69		1.80	0.79	(1.96)	1.96	(0.28)
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.27)	(0.22)	(0.24)	(0.11)	(0.17)
Distributions from net realized gains	-		-	-	(0.63)	-	-
Total dividends and distributions	(0.29)		(0.27)	(0.22)	(0.87)	(0.11)	(0.17)
Net asset value, end of period	$8.26		$7.86	$6.33	$5.76	$8.59	$6.74
Total Return(b):	9.15%		29.03%	13.91%	(25.11)%	29.28%	(4.07)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$144,514		$139,516	$121,357	$119,053	$176,479	$147,445
Average net assets (000)	$138,631		$139,142	$130,333	$148,834	$176,751	$156,952
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.39	%(d)	1.42%	1.54%	1.49%	1.43%	1.47%
Expenses before waivers and/or expense reimbursement	1.54	%(d)	1.58%	1.71%	1.63%	1.55%	1.64%
Net investment income (loss)	2.11	%(d)	2.68%	2.69%	2.65%	2.12%	1.58%
Portfolio turnover rate(e)	59%		111%	111%	99%	104%	128%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 85

PGIM Quant Solutions International Equity Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.35		$5.93	$5.42	$8.13	$6.38	$6.86
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.10	0.07	0.09	0.07	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.57		1.49	0.58	(2.02)	1.71	(0.38)
Total from investment operations	0.60		1.59	0.65	(1.93)	1.78	(0.36)
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.17)	(0.14)	(0.15)	(0.03)	(0.12)
Distributions from net realized gains	-		-	-	(0.63)	-	-
Total dividends and distributions	(0.20)		(0.17)	(0.14)	(0.78)	(0.03)	(0.12)
Net asset value, end of period	$7.75		$7.35	$5.93	$5.42	$8.13	$6.38
Total Return(b):	8.41%		27.32%	12.11%	(25.98)%	27.89%	(5.42)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,119		$1,109	$1,107	$1,319	$2,335	$2,381
Average net assets (000)	$1,094		$1,118	$1,279	$1,929	$2,444	$2,640
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.69	%(d)	2.69%	3.12%	2.73%	2.61%	2.81%
Expenses before waivers and/or expense reimbursement	3.28	%(d)	3.55%	3.29%	2.87%	2.73%	2.98%
Net investment income (loss)	0.81	%(d)	1.38%	1.13%	1.43%	0.84%	0.24%
Portfolio turnover rate(e)	59%		111%	111%	99%	104%	128%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

86

PGIM Quant Solutions International Equity Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.96		$6.41	$5.83	$8.68	$6.81	$7.26
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.23	0.21	0.22	0.22	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.60		1.62	0.62	(2.16)	1.79	(0.37)
Total from investment operations	0.71		1.85	0.83	(1.94)	2.01	(0.24)
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.30)	(0.25)	(0.28)	(0.14)	(0.21)
Distributions from net realized gains	-		-	-	(0.63)	-	-
Total dividends and distributions	(0.32)		(0.30)	(0.25)	(0.91)	(0.14)	(0.21)
Net asset value, end of period	$8.35		$7.96	$6.41	$5.83	$8.68	$6.81
Total Return(b):	9.36%		29.60%	14.49%	(24.82)%	29.85%	(3.61)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,865		$13,111	$10,955	$11,635	$16,562	$13,062
Average net assets (000)	$16,851		$12,718	$12,118	$15,433	$17,429	$12,955
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.96	%(d)	1.00%	1.04%	1.04%	1.01%	1.09%
Expenses before waivers and/or expense reimbursement	1.11	%(d)	1.22%	1.21%	1.18%	1.13%	1.26%
Net investment income (loss)	2.68	%(d)	3.10%	3.16%	3.20%	2.60%	1.97%
Portfolio turnover rate(e)	59%		111%	111%	99%	104%	128%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 87

PGIM Quant Solutions International Equity Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.98		$6.43	$5.85	$8.70	$6.83	$7.27
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.25	0.23	0.24	0.25	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.59		1.61	0.62	(2.16)	1.78	(0.38)
Total from investment operations	0.70		1.86	0.85	(1.92)	2.03	(0.22)
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.31)	(0.27)	(0.30)	(0.16)	(0.22)
Distributions from net realized gains	-		-	-	(0.63)	-	-
Total dividends and distributions	(0.33)		(0.31)	(0.27)	(0.93)	(0.16)	(0.22)
Net asset value, end of period	$8.35		$7.98	$6.43	$5.85	$8.70	$6.83
Total Return(b):	9.45%		29.80%	14.97%	(24.60)%	29.96%	(3.26)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$80,734		$38,100	$39,520	$36,684	$59,558	$18,837
Average net assets (000)	$35,309		$42,010	$46,208	$51,067	$37,941	$18,273
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.78%	(d)	0.78%	0.78%	0.78%	0.78%	0.78%
Expenses before waivers and/or expense reimbursement	0.97%	(d)	0.98%	0.97%	0.96%	0.94%	1.05%
Net investment income (loss)	2.87%	(d)	3.29%	3.53%	3.38%	2.92%	2.33%
Portfolio turnover rate(e)	59%		111%	111%	99%	104%	128%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

88

Notes to Financial Statements (unaudited)

1.	Organization

Prudential World Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate to the following series of the RIC: PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Jennison Global Infrastructure Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund and PGIM Quant Solutions International Equity Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM Jennison Emerging Markets Equity Opportunities Fund (“Jennison Emerging Markets Equity Opportunities”)	to seek long-term growth of capital
PGIM Jennison Global Infrastructure Fund (“Jennison Global Infrastructure”)	to seek total return
PGIM Jennison Global Opportunities Fund (“Jennison Global Opportunities”)	to seek long-term growth of capital
PGIM Jennison International Opportunities Fund (“Jennison International Opportunities”)	to seek long-term growth of capital
PGIM Quant Solutions International Equity Fund (“Quant Solutions International Equity”)	to seek long-term growth of capital

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial

89

Notes to Financial Statements (unaudited) (continued)

statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

90

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

91

Notes to Financial Statements (unaudited) (continued)

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a

92

loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Rights: Certain Funds held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Funds until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the

93

Notes to Financial Statements (unaudited) (continued)

payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Certain Funds are subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the Funds as a reduction of income. Current and deferred tax expense

94

attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the Funds have country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the Funds are included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Each Fund other than Jennison Global Infrastructure:

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

Jennison Global Infrastructure:

Net Investment Income	Quarterly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with the subadvisers listed below (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of each subadviser.

Fund	Subadviser(s)

Jennison Emerging Markets Equity Opportunities	Jennison Associates LLC (“Jennison”)(a wholly-owned subsidiary of PGIM, Inc.)

95

Notes to Financial Statements (unaudited) (continued)

Fund	Subadviser(s)

Jennison Global Infrastructure	Jennison

Jennison Global Opportunities	Jennison

Jennison International Opportunities	Jennison

Quant Solutions International Equity	PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”)(a wholly-owned subsidiary of PGIM, Inc.)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2025, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Jennison Emerging Markets Equity Opportunities	0.95% of the Fund’s average daily net assets up to and including $5 billion; 0.925% of the Fund’s average daily net assets exceeding $5 billion.	0.95%

Jennison Global Infrastructure	1.00% of average daily net assets up to $1 billion; 0.98% of average daily net assets from $1 billion to $3 billion; 0.96% of average daily net assets from $3 billion to $5 billion; 0.95% of average daily net assets from $5 billion to $10 billion; 0.94% of average daily net assets over $10 billion	1.00

Jennison Global Opportunities	0.825% up to $1 billion of the Fund’s average daily net assets; 0.800% over $1 billion to $5 billion of the Fund’s average daily net assets; 0.780% over $5 billion to $10 billion of the Fund’s average daily net assets; 0.770% over $10 billion of the Fund’s average daily net assets.	0.80

Jennison International Opportunities	0.825% up to $1 billion of the Fund’s average daily net assets; 0.800% over $1 billion to $5 billion of the Fund’s average daily net assets; 0.780% over $5 billion to $10 billion of the Fund’s average daily net assets; 0.770% over $10 billion of the Fund’s average daily net assets.	0.80

Quant Solutions International Equity	0.75% of average daily net assets up to $2 billion; 0.70% of average daily net assets from $2 billion to $5 billion; 0.69% of average daily net assets over $5 billion	0.75

96

The Manager has contractually agreed, through February 28, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Fund Expense Limitation	Class Expense Limitation

Jennison Emerging Markets Equity Opportunities - Class A	—%	1.30%

Jennison Emerging Markets Equity Opportunities - Class C	—	2.05

Jennison Emerging Markets Equity Opportunities - Class Z	—	1.05

Jennison Emerging Markets Equity Opportunities - Class R6	—	0.98

Jennison Global Infrastructure - Class A	—	1.50

Jennison Global Infrastructure - Class C	—	2.25

Jennison Global Infrastructure - Class Z	—	1.17

Jennison Global Infrastructure - Class R6	—	1.17

Jennison Global Opportunities - Class A	0.84	1.08

Jennison Global Opportunities - Class C	0.84	—

Jennison Global Opportunities - Class Z	0.84	—

Jennison Global Opportunities - Class R2	0.84	1.34	**

Jennison Global Opportunities - Class R4	0.84	1.09	**

Jennison Global Opportunities - Class R6	0.84	—

Jennison International Opportunities - Class A	0.84	1.09

Jennison International Opportunities - Class C	0.84	1.90	***

Jennison International Opportunities - Class R	0.84	1.48	***

Jennison International Opportunities - Class Z	0.84	0.90	***

Jennison International Opportunities - Class R2	0.84	1.34	**

Jennison International Opportunities - Class R4	0.84	1.09	**

Jennison International Opportunities - Class R6	0.84	0.84	***

Quant Solutions International Equity - Class A	—	1.45

Quant Solutions International Equity - Class C	—	2.69

Quant Solutions International Equity - Class Z	—	1.00

Quant Solutions International Equity - Class R6	—	0.78

**Expense limitation applicable only to blue sky fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

97

Notes to Financial Statements (unaudited) (continued)

***Expense waiver/reimbursement limited to 0.06% on an annualized basis.

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2026 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Jennison Global Opportunities and Jennison International Opportunities Funds have adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

Each Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee

Jennison Emerging Markets Equity Opportunities - Class A	0.30%	0.25%	N/A	%

Jennison Emerging Markets Equity Opportunities - Class C	1.00	1.00	N/A

Jennison Emerging Markets Equity Opportunities - Class Z	N/A	N/A	N/A

Jennison Emerging Markets Equity Opportunities - Class R6	N/A	N/A	N/A

Jennison Global Infrastructure - Class A	0.30	0.25	N/A

Jennison Global Infrastructure - Class C	1.00	1.00	N/A

Jennison Global Infrastructure - Class Z	N/A	N/A	N/A

98

Fund	Gross Distribution Fee		Net Distribution Fee		Shareholder Service Fee

Jennison Global Infrastructure - Class R6	N/A	%	N/A	%	N/A	%

Jennison Global Opportunities - Class A	0.30		0.25		N/A

Jennison Global Opportunities - Class C	1.00		1.00		N/A

Jennison Global Opportunities - Class Z	N/A		N/A		N/A

Jennison Global Opportunities - Class R2	0.25		0.25		0.10

Jennison Global Opportunities - Class R4	N/A		N/A		0.10

Jennison Global Opportunities - Class R6	N/A		N/A		N/A

Jennison International Opportunities - Class A	0.30		0.25		N/A

Jennison International Opportunities - Class C	1.00		1.00		N/A

Jennison International Opportunities - Class R	0.75		0.50		N/A

Jennison International Opportunities - Class Z	N/A		N/A		N/A

Jennison International Opportunities - Class R2	0.25		0.25		0.10

Jennison International Opportunities - Class R4	N/A		N/A		0.10

Jennison International Opportunities - Class R6	N/A		N/A		N/A

Quant Solutions International Equity - Class A	0.30		0.30		N/A

Quant Solutions International Equity - Class C	1.00		1.00		N/A

Quant Solutions International Equity - Class Z	N/A		N/A		N/A

Quant Solutions International Equity - Class R6	N/A		N/A		N/A

The RIC, on behalf of each Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended April 30, 2025, brokerage commissions recaptured under these agreements was as follows:

Fund	Amount
Jennison Emerging Markets Equity Opportunities	$15,620

99

Notes to Financial Statements (unaudited) (continued)

Fund	Amount
Jennison Global Infrastructure	$1,427
Jennison Global Opportunities	94,581
Jennison International Opportunities	14,786

For the reporting period ended April 30, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Jennison Emerging Markets Equity Opportunities - Class A	$23,008	$67
Jennison Emerging Markets Equity Opportunities - Class C	—	294
Jennison Global Infrastructure - Class A	22,718	—
Jennison Global Infrastructure - Class C	—	—
Jennison Global Opportunities - Class A	424,457	1,454
Jennison Global Opportunities - Class C	—	9,320
Jennison International Opportunities - Class A	56,211	998
Jennison International Opportunities - Class C	—	645
Quant Solutions International Equity - Class A	13,444	104
Quant Solutions International Equity - Class C	—	10

PGIM Investments, PIMS, PMFS, Jennison and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

100

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2025, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Jennison Emerging Markets Equity Opportunities	$ 436,276,085	$ 396,554,480

Jennison Global Infrastructure	22,173,997	25,638,332

Jennison Global Opportunities	4,765,933,787	5,222,095,910

Jennison International Opportunities	2,653,804,877	2,902,259,949

Quant Solutions International Equity	149,210,498	114,337,471

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2025, is presented as follows:

Jennison Emerging Markets Equity Opportunities:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$25,938,415	$308,089,323	$328,947,134	$ —	$ —	$5,080,604	5,080,604	$531,309

PGIM Institutional Money Market Fund (7-day effective yield 4.540%)(1)(b)(wb)
1,267,711	594,135,961	527,246,003	6,819	(21,520)	68,142,968	68,190,701	79,730	(2)
$27,206,126	$902,225,284	$856,193,137	$6,819	$(21,520)	$73,223,572		$611,039

Jennison Global Infrastructure:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$1,878,083	$13,866,340	$15,098,474	$—	$—	$645,949	645,949	$18,513

101

Notes to Financial Statements (unaudited) (continued)

Jennison Global Infrastructure (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund (7-day effective yield 4.540%)(1)(b)(wb)
$ —	$26,753,419	$25,841,818	$92	$38	$ 911,731	912,370	$3,990	(2)
$1,878,083	$40,619,759	$40,940,292	$92	$38	$1,557,680		$22,503

Jennison Global Opportunities :

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)

$ 126,104,871	$2,670,921,553	$2,509,781,607	$ —	$ —	$287,244,817	287,244,817	$4,173,029

PGIM Institutional Money Market Fund (7-day effective yield 4.540%)(1)(b)(wb)
130,312,596	1,133,745,883	1,004,132,469	23,619	(4,311)	259,945,318	260,127,407	88,116	(2)
$256,417,467	$3,804,667,436	$3,513,914,076	$23,619	$(4,311)	$547,190,135		$4,261,145

Jennison International Opportunities:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)

$165,326,687	$1,916,670,841	$1,781,008,277	$ —	$ —	$300,989,251	300,989,251	$4,229,038

PGIM Institutional Money Market Fund (7-day effective yield 4.540%)(1)(b)(wb)
247,183,105	748,439,939	770,737,443	20,859	(25,525)	224,880,935	225,038,461	112,605	(2)
$412,509,792	$2,665,110,780	$2,551,745,720	$20,859	$(25,525)	$525,870,186		$4,341,643

102

Quant Solutions International Equity:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)

$1,614,897	$ 66,167,245	$36,156,184	$ —	$ —	$31,625,958	31,625,958	$65,654

PGIM Institutional Money Market Fund (7-day effective yield 4.540%)(1)(b)(wb)
1,278,839	34,766,920	26,922,017	233	(492)	9,123,483	9,129,873	1,127	(2)
$2,893,736	$100,934,165	$63,078,201	$233	$(492)	$40,749,441		$66,781

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of April 30, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Jennison Emerging Markets Equity Opportunities	$606,995,005	$102,114,431	$(26,371,831)	$75,742,600
Jennison Global Infrastructure	36,032,633	10,021,569	(572,464)	9,449,105
Jennison Global Opportunities	4,959,312,303	1,575,369,734	(195,890,401)	1,379,479,333
Jennison International Opportunities	4,012,849,214	1,412,638,904	(84,732,038)	1,327,906,866
Quant Solutions International Equity	247,339,453	41,720,502	(8,574,709)	33,145,793

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Jennison Emerging Markets Equity Opportunities	$ 519,686,000	$ 65,097,000
Jennison Global Infrastructure	—	1,234,000

103

Notes to Financial Statements (unaudited) (continued)

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Jennison Global Opportunities	$ —	$557,388,000
Jennison International Opportunities	1,288,144,000	74,233,000
Quant Solutions International Equity	4,346,000	15,342,000

The Funds indicated below elected to treat the below approximated losses as having been incurred in the following fiscal year (October 31, 2025).

Fund	Qualified Late-Year Losses	Post-October Capital Losses
Jennison Emerging Markets Equity Opportunities	$ —	$—
Jennison Global Infrastructure	—	—
Jennison Global Opportunities	15,649,000	—
Jennison International Opportunities	—	—
Quant Solutions International Equity	—	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2024 are subject to such review.

7.	Capital and Ownership

The Jennison Emerging Markets Equity Opportunity Fund, Jennison Global Infrastructure Fund and Quant Solutions International Equity Fund offer Class A, Class C, Class Z and Class R6 shares. The Jennison Global Opportunities Fund offers Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares. The Jennison International Opportunities Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors

104

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is authorized to issue 10,225,000,000 shares of common stock, $0.00001 par value per share. The authorized shares of each Fund are currently classified and designated as follows:

Fund	Number of Shares
Jennison Emerging Markets Equity Opportunities - Class A	25,000,000
Jennison Emerging Markets Equity Opportunities - Class C	65,000,000
Jennison Emerging Markets Equity Opportunities - Class Z	300,000,000
Jennison Emerging Markets Equity Opportunities - Class T	225,000,000
Jennison Emerging Markets Equity Opportunities - Class R6	250,000,000
Jennison Global Infrastructure - Class A	20,000,000
Jennison Global Infrastructure - Class C	100,000,000
Jennison Global Infrastructure - Class Z	150,000,000
Jennison Global Infrastructure - Class T	115,000,000
Jennison Global Infrastructure - Class R6	125,000,000
Jennison Global Opportunities - Class A	150,000,000
Jennison Global Opportunities - Class C	100,000,000
Jennison Global Opportunities - Class Z	2,000,000,000
Jennison Global Opportunities - Class R2	100,000,000
Jennison Global Opportunities - Class R4	100,000,000
Jennison Global Opportunities - Class R6	1,000,000,000
Jennison International Opportunities - Class A	150,000,000
Jennison International Opportunities - Class C	100,000,000
Jennison International Opportunities - Class R	100,000,000
Jennison International Opportunities - Class Z	2,000,000,000
Jennison International Opportunities - Class R2	100,000,000
Jennison International Opportunities - Class R4	100,000,000
Jennison International Opportunities - Class R6	1,000,000,000
Quant Solutions International Equity - Class A	100,000,000
Quant Solutions International Equity - Class B	5,000,000
Quant Solutions International Equity - Class C	100,000,000
Quant Solutions International Equity - Class Z	180,000,000
Quant Solutions International Equity - Class T	135,000,000
Quant Solutions International Equity - Class R6	180,000,000

The Funds currently do not have any Class B or Class T shares outstanding.

As of April 30, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Jennison Emerging Markets Equity Opportunities–Class Z	86,975	0.5%
Jennison Emerging Markets Equity Opportunities–Class R6	3,217,240	17.9

105

Notes to Financial Statements (unaudited) (continued)

Fund	Number of Shares	Percentage of Outstanding Shares
Jennison Global Infrastructure–Class R6	545,077	85.7%
Jennison Global Opportunities –Class Z	51,891	0.1
Jennison Global Opportunities –Class R2	571	0.1
Jennison Global Opportunities –Class R4	570	4.1
Jennison International Opportunities–Class Z	19,815	0.1
Jennison International Opportunities–Class R2	663	0.1
Jennison International Opportunities–Class R4	663	0.2
Jennison International Opportunities–Class R6	1,585,508	3.0
Quant Solutions International Equity–Class Z	11,143	0.5
Quant Solutions International Equity–Class R6	8,476,711	87.7

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Jennison Emerging Markets Equity Opportunities	—	—%
Jennison Global Infrastructure	1	17.8
Jennison Global Opportunities	—	—
Jennison International Opportunities	—	—
Quant Solutions International Equity	2	29.0
Unaffiliated:
Jennison Emerging Markets Equity Opportunities	5	71.1
Jennison Global Infrastructure	4	63.3
Jennison Global Opportunities	6	74.9
Jennison International Opportunities	8	85.8
Quant Solutions International Equity	2	19.4

Transactions in shares of common stock were as follows:

Jennison Emerging Markets Equity Opportunities:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2025:

Shares sold	176,999	$3,035,211

Shares purchased	(316,243)	(5,438,895)

Net increase (decrease) in shares outstanding before conversion	(139,244)	(2,403,684)

Shares issued upon conversion from other share class(es)	32,145	556,974

Shares purchased upon conversion into other share class(es)	(29,974)	(514,531)

Net increase (decrease) in shares outstanding	(137,073)	$(2,361,241)

106

Jennison Emerging Markets Equity Opportunities (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:

Shares sold	450,285	$6,913,899

Shares purchased	(609,502)	(9,219,159)

Net increase (decrease) in shares outstanding before conversion	(159,217)	(2,305,260)

Shares issued upon conversion from other share class(es)	20,740	312,670

Shares purchased upon conversion into other share class(es)	(137,639)	(2,168,467)

Net increase (decrease) in shares outstanding	(276,116)	$(4,161,057)

Class C

Six months ended April 30, 2025:

Shares sold	15,782	$248,526

Shares purchased	(22,533)	(358,391)

Net increase (decrease) in shares outstanding before conversion	(6,751)	(109,865)

Shares purchased upon conversion into other share class(es)	(9,786)	(155,811)

Net increase (decrease) in shares outstanding	(16,537)	$(265,676)

Year ended October 31, 2024:

Shares sold	31,092	$423,233

Shares purchased	(72,683)	(1,031,765)

Net increase (decrease) in shares outstanding before conversion	(41,591)	(608,532)

Shares purchased upon conversion into other share class(es)	(22,935)	(328,749)

Net increase (decrease) in shares outstanding	(64,526)	$(937,281)

Class Z

Six months ended April 30, 2025:

Shares sold	2,596,730	$45,710,370

Shares purchased	(3,655,111)	(63,667,036)

Net increase (decrease) in shares outstanding before conversion	(1,058,381)	(17,956,666)

Shares issued upon conversion from other share class(es)	28,936	513,257

Shares purchased upon conversion into other share class(es)	(26,558)	(471,811)

Net increase (decrease) in shares outstanding	(1,056,003)	$(17,915,220)

Year ended October 31, 2024:

Shares sold	6,748,483	$109,362,353

Shares purchased	(9,161,873)	(142,792,973)

Net increase (decrease) in shares outstanding before conversion	(2,413,390)	(33,430,620)

Shares issued upon conversion from other share class(es)	172,875	2,760,020

Shares purchased upon conversion into other share class(es)	(63,768)	(1,043,467)

Net increase (decrease) in shares outstanding	(2,304,283)	$(31,714,067)

107

Notes to Financial Statements (unaudited) (continued)

Jennison Emerging Markets Equity Opportunities (cont’d.):

Share Class	Shares	Amount

Class R6

Six months ended April 30, 2025:

Shares sold	7,204,471	$127,091,680

Shares issued in reinvestment of dividends and distributions	5,473	99,283

Shares purchased	(4,730,923)	(82,478,471)

Net increase (decrease) in shares outstanding before conversion	2,479,021	44,712,492

Shares issued upon conversion from other share class(es)	15,162	264,187

Shares purchased upon conversion into other share class(es)	(10,842)	(192,265)

Net increase (decrease) in shares outstanding	2,483,341	$44,784,414

Year ended October 31, 2024:

Shares sold	3,211,798	$50,030,678

Shares purchased	(7,185,286)	(112,336,504)

Net increase (decrease) in shares outstanding before conversion	(3,973,488)	(62,305,826)

Shares issued upon conversion from other share class(es)	60,567	1,006,686

Shares purchased upon conversion into other share class(es)	(34,752)	(538,693)

Net increase (decrease) in shares outstanding	(3,947,673)	$(61,837,833)

Jennison Global Infrastructure:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2025:

Shares sold	34,912	$587,652

Shares issued in reinvestment of dividends and distributions	29,749	476,223

Shares purchased	(52,666)	(865,556)

Net increase (decrease) in shares outstanding before conversion	11,995	198,319

Shares issued upon conversion from other share class(es)	14,643	238,524

Shares purchased upon conversion into other share class(es)	(784)	(12,216)

Net increase (decrease) in shares outstanding	25,854	$424,627

Year ended October 31, 2024:

Shares sold	21,904	$344,282

Shares issued in reinvestment of dividends and distributions	6,961	111,287

Shares purchased	(97,641)	(1,515,448)

Net increase (decrease) in shares outstanding before conversion	(68,776)	(1,059,879)

Shares issued upon conversion from other share class(es)	36,577	546,722

Shares purchased upon conversion into other share class(es)	(10,254)	(156,769)

Net increase (decrease) in shares outstanding	(42,453)	$(669,926)

108

Jennison Global Infrastructure (cont’d.):

Share Class	Shares	Amount

Class C

Six months ended April 30, 2025:

Shares sold	6,133	$101,721

Shares issued in reinvestment of dividends and distributions	5,269	82,340

Shares purchased	(9,329)	(154,665)

Net increase (decrease) in shares outstanding before conversion	2,073	29,396

Shares purchased upon conversion into other share class(es)	(15,723)	(250,950)

Net increase (decrease) in shares outstanding	(13,650)	$(221,554)

Year ended October 31, 2024:

Shares sold	7,890	$123,483

Shares issued in reinvestment of dividends and distributions	688	10,822

Shares purchased	(22,691)	(336,176)

Net increase (decrease) in shares outstanding before conversion	(14,113)	(201,871)

Shares purchased upon conversion into other share class(es)	(41,123)	(605,369)

Net increase (decrease) in shares outstanding	(55,236)	$(807,240)

Class Z

Six months ended April 30, 2025:

Shares sold	187,734	$3,139,036

Shares issued in reinvestment of dividends and distributions	60,305	966,847

Shares purchased	(301,444)	(5,017,495)

Net increase (decrease) in shares outstanding before conversion	(53,405)	(911,612)

Shares issued upon conversion from other share class(es)	1,516	24,642

Net increase (decrease) in shares outstanding	(51,889)	$(886,970)

Year ended October 31, 2024:

Shares sold	725,278	$11,577,424

Shares issued in reinvestment of dividends and distributions	15,397	246,097

Shares purchased	(471,663)	(7,354,887)

Net increase (decrease) in shares outstanding before conversion	269,012	4,468,634

Shares issued upon conversion from other share class(es)	13,956	215,416

Shares purchased upon conversion into other share class(es)	(120,233)	(2,065,156)

Net increase (decrease) in shares outstanding	162,735	$2,618,894

Class R6

Six months ended April 30, 2025:

Shares sold	72,623	$1,193,415

Shares issued in reinvestment of dividends and distributions	34,046	545,740

Shares purchased	(226,308)	(3,706,956)

Net increase (decrease) in shares outstanding	(119,639)	$(1,967,801)

109

Notes to Financial Statements (unaudited) (continued)

Jennison Global Infrastructure (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:

Shares sold	284,924	$4,418,488

Shares issued in reinvestment of dividends and distributions	10,029	160,554

Shares purchased	(391,432)	(5,975,346)

Net increase (decrease) in shares outstanding before conversion	(96,479)	(1,396,304)

Shares issued upon conversion from other share class(es)	120,233	2,065,156

Net increase (decrease) in shares outstanding	23,754	$668,852

Jennison Global Opportunities :

Share Class	Shares	Amount

Class A
Six months ended April 30, 2025:

Shares sold	904,841	$39,636,429

Shares issued in reinvestment of dividends and distributions	722,813	33,393,961

Shares purchased	(1,553,910)	(68,120,777)

Net increase (decrease) in shares outstanding before conversion	73,744	4,909,613

Shares issued upon conversion from other share class(es)	510,151	22,202,908

Shares purchased upon conversion into other share class(es)	(267,495)	(11,741,746)

Net increase (decrease) in shares outstanding	316,400	$15,370,775

Year ended October 31, 2024:

Shares sold	2,154,472	$90,394,477

Shares purchased	(2,723,638)	(115,243,189)

Net increase (decrease) in shares outstanding before conversion	(569,166)	(24,848,712)

Shares issued upon conversion from other share class(es)	1,163,940	49,566,364

Shares purchased upon conversion into other share class(es)	(395,404)	(17,204,263)

Net increase (decrease) in shares outstanding	199,370	$7,513,389

Class C
Six months ended April 30, 2025:

Shares sold	293,366	$11,488,832

Shares issued in reinvestment of dividends and distributions	402,421	16,519,362

Shares purchased	(561,450)	(21,601,164)

Net increase (decrease) in shares outstanding before conversion	134,337	6,407,030

Shares purchased upon conversion into other share class(es)	(537,461)	(20,847,610)

Net increase (decrease) in shares outstanding	(403,124)	$(14,440,580)

110

Jennison Global Opportunities (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:

Shares sold	736,123	$27,948,533

Shares purchased	(984,612)	(37,647,339)

Net increase (decrease) in shares outstanding before conversion	(248,489)	(9,698,806)

Shares purchased upon conversion into other share class(es)	(938,643)	(35,733,926)

Net increase (decrease) in shares outstanding	(1,187,132)	$(45,432,732)

Class Z
Six months ended April 30, 2025:

Shares sold	8,775,917	$392,356,053

Shares issued in reinvestment of dividends and distributions	3,343,292	159,073,810

Shares purchased	(12,176,912)	(538,222,785)

Net increase (decrease) in shares outstanding before conversion	(57,703)	13,207,078

Shares issued upon conversion from other share class(es)	323,870	14,746,466

Shares purchased upon conversion into other share class(es)	(169,366)	(7,730,716)

Net increase (decrease) in shares outstanding	96,801	$20,222,828

Year ended October 31, 2024:

Shares sold	17,136,074	$746,363,657

Shares purchased	(15,560,987)	(681,094,257)

Net increase (decrease) in shares outstanding before conversion	1,575,087	65,269,400

Shares issued upon conversion from other share class(es)	519,149	22,963,081

Shares purchased upon conversion into other share class(es)	(1,748,191)	(81,154,583)

Net increase (decrease) in shares outstanding	346,045	$7,077,898

Class R2
Six months ended April 30, 2025:

Shares sold	11,913	$524,922

Shares issued in reinvestment of dividends and distributions	19,407	902,989

Shares purchased	(29,943)	(1,319,903)

Net increase (decrease) in shares outstanding	1,377	$108,008

Year ended October 31, 2024:

Shares sold	29,075	$1,263,230

Shares purchased	(48,036)	(2,013,166)

Net increase (decrease) in shares outstanding	(18,961)	$(749,936)

Class R4
Six months ended April 30, 2025:

Shares sold	970	$44,145

Shares issued in reinvestment of dividends and distributions	640	30,299

Shares purchased	(733)	(36,635)

Net increase (decrease) in shares outstanding	877	$37,809

111

Notes to Financial Statements (unaudited) (continued)

Jennison Global Opportunities (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:

Shares sold	1,752	$78,584

Shares purchased	(484)	(23,137)

Net increase (decrease) in shares outstanding	1,268	$55,447

Class R6
Six months ended April 30, 2025:

Shares sold	6,814,414	$311,456,461

Shares issued in reinvestment of dividends and distributions	2,710,896	130,339,895

Shares purchased	(10,093,065)	(452,212,227)

Net increase (decrease) in shares outstanding before conversion	(567,755)	(10,415,871)

Shares issued upon conversion from other share class(es)	108,976	5,111,293

Shares purchased upon conversion into other share class(es)	(36,575)	(1,740,595)

Net increase (decrease) in shares outstanding	(495,354)	$(7,045,173)

Year ended October 31, 2024:

Shares sold	9,885,925	$440,309,472

Shares purchased	(18,225,373)	(804,789,088)

Net increase (decrease) in shares outstanding before conversion	(8,339,448)	(364,479,616)

Shares issued upon conversion from other share class(es)	1,355,768	64,512,150

Shares purchased upon conversion into other share class(es)	(66,181)	(2,948,823)

Net increase (decrease) in shares outstanding	(7,049,861)	$(302,916,289)

Jennison International Opportunities:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2025:

Shares sold	631,774	$19,448,636

Shares purchased	(725,647)	(22,058,930)

Net increase (decrease) in shares outstanding before conversion	(93,873)	(2,610,294)

Shares issued upon conversion from other share class(es)	103,149	3,196,681

Shares purchased upon conversion into other share class(es)	(89,503)	(2,751,032)

Net increase (decrease) in shares outstanding	(80,227)	$(2,164,645)

112

Jennison International Opportunities (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:

Shares sold	1,328,695	$39,147,874

Shares purchased	(1,216,391)	(35,853,128)

Net increase (decrease) in shares outstanding before conversion	112,304	3,294,746

Shares issued upon conversion from other share class(es)	280,468	8,296,188

Shares purchased upon conversion into other share class(es)	(449,941)	(13,656,985)

Net increase (decrease) in shares outstanding	(57,169)	$(2,066,051)

Class C
Six months ended April 30, 2025:

Shares sold	52,706	$1,484,244

Shares purchased	(104,490)	(2,886,000)

Net increase (decrease) in shares outstanding before conversion	(51,784)	(1,401,756)

Shares purchased upon conversion into other share class(es)	(34,199)	(959,421)

Net increase (decrease) in shares outstanding	(85,983)	$(2,361,177)

Year ended October 31, 2024:

Shares sold	109,487	$2,937,905

Shares purchased	(204,195)	(5,447,001)

Net increase (decrease) in shares outstanding before conversion	(94,708)	(2,509,096)

Shares purchased upon conversion into other share class(es)	(68,294)	(1,799,492)

Net increase (decrease) in shares outstanding	(163,002)	$(4,308,588)

Class R
Six months ended April 30, 2025:

Shares sold	543,857	$15,980,282

Shares purchased	(904,128)	(27,172,719)

Net increase (decrease) in shares outstanding	(360,271)	$(11,192,437)

Year ended October 31, 2024:

Shares sold	85,528	$2,546,799

Shares purchased	(1,873,050)	(54,620,518)

Net increase (decrease) in shares outstanding	(1,787,522)	$(52,073,719)

Class Z
Six months ended April 30, 2025:

Shares sold	19,522,774	$610,102,676

Shares issued in reinvestment of dividends and distributions	71,349	2,162,599

Shares purchased	(18,011,126)	(559,754,340)

Net increase (decrease) in shares outstanding before conversion	1,582,997	52,510,935

Shares issued upon conversion from other share class(es)	904,839	28,182,935

Shares purchased upon conversion into other share class(es)	(132,164)	(4,195,120)

Net increase (decrease) in shares outstanding	2,355,672	$76,498,750

113

Notes to Financial Statements (unaudited) (continued)

Jennison International Opportunities (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:

Shares sold	26,480,357	$798,325,813

Shares issued in reinvestment of dividends and distributions	85,081	2,377,160

Shares purchased	(27,432,735)	(818,893,411)

Net increase (decrease) in shares outstanding before conversion	(867,297)	(18,190,438)

Shares issued upon conversion from other share class(es)	694,317	21,574,995

Shares purchased upon conversion into other share class(es)	(1,462,434)	(46,219,722)

Net increase (decrease) in shares outstanding	(1,635,414)	$(42,835,165)

Class R2

Six months ended April 30, 2025:

Shares sold	59,152	$1,808,810

Shares purchased	(62,894)	(1,907,893)

Net increase (decrease) in shares outstanding	(3,742)	$(99,083)

Year ended October 31, 2024:

Shares sold	130,139	$3,827,247

Shares purchased	(158,218)	(4,812,767)

Net increase (decrease) in shares outstanding	(28,079)	$(985,520)

Class R4

Six months ended April 30, 2025:

Shares sold	27,705	$858,502

Shares purchased	(68,091)	(2,114,226)

Net increase (decrease) in shares outstanding	(40,386)	$(1,255,724)

Year ended October 31, 2024:

Shares sold	245,484	$7,562,424

Shares purchased	(255,757)	(7,733,787)

Net increase (decrease) in shares outstanding	(10,273)	$(171,363)

Class R6

Six months ended April 30, 2025:

Shares sold	7,942,348	$249,455,231

Shares issued in reinvestment of dividends and distributions	72,074	2,190,314

Shares purchased	(11,962,280)	(375,667,531)

Net increase (decrease) in shares outstanding before conversion	(3,947,858)	(124,021,986)

Shares issued upon conversion from other share class(es)	85,672	2,725,261

Shares purchased upon conversion into other share class(es)	(838,973)	(26,199,304)

Net increase (decrease) in shares outstanding	(4,701,159)	$(147,496,029)

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Jennison International Opportunities (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:

Shares sold	14,694,149	$446,335,168

Shares issued in reinvestment of dividends and distributions	78,328	2,194,755

Shares purchased	(16,163,380)	(489,563,780)

Net increase (decrease) in shares outstanding before conversion	(1,390,903)	(41,033,857)

Shares issued upon conversion from other share class(es)	1,280,718	40,859,112

Shares purchased upon conversion into other share class(es)	(288,557)	(9,054,096)

Net increase (decrease) in shares outstanding	(398,742)	$(9,228,841)

Quant Solutions International Equity:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2025:

Shares sold	210,406	$1,662,545

Shares issued in reinvestment of dividends and distributions	662,637	4,903,516

Shares purchased	(1,081,927)	(8,478,130)

Net increase (decrease) in shares outstanding before conversion	(208,884)	(1,912,069)

Shares issued upon conversion from other share class(es)	5,994	46,843

Shares purchased upon conversion into other share class(es)	(35,039)	(270,869)

Net increase (decrease) in shares outstanding	(237,929)	$(2,136,095)

Year ended October 31, 2024:

Shares sold	155,805	$1,154,222

Shares issued in reinvestment of dividends and distributions	724,772	4,913,951

Shares purchased	(2,197,115)	(16,338,800)

Net increase (decrease) in shares outstanding before conversion	(1,316,538)	(10,270,627)

Shares issued upon conversion from other share class(es)	27,672	196,631

Shares purchased upon conversion into other share class(es)	(133,284)	(991,356)

Net increase (decrease) in shares outstanding	(1,422,150)	$(11,065,352)

Class C

Six months ended April 30, 2025:

Shares sold	6,756	$49,669

Shares issued in reinvestment of dividends and distributions	4,145	28,934

Shares purchased	(11,883)	(88,380)

Net increase (decrease) in shares outstanding before conversion	(982)	(9,777)

Shares purchased upon conversion into other share class(es)	(5,505)	(40,673)

Net increase (decrease) in shares outstanding	(6,487)	$(50,450)

115

Notes to Financial Statements (unaudited) (continued)

Quant Solutions International Equity (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:

Shares sold	10,216	$71,872

Shares issued in reinvestment of dividends and distributions	4,632	29,693

Shares purchased	(21,216)	(142,746)

Net increase (decrease) in shares outstanding before conversion	(6,368)	(41,181)

Shares purchased upon conversion into other share class(es)	(29,465)	(196,631)

Net increase (decrease) in shares outstanding	(35,833)	$(237,812)

Class Z

Six months ended April 30, 2025:

Shares sold	1,046,391	$8,359,777

Shares issued in reinvestment of dividends and distributions	86,953	649,541

Shares purchased	(786,795)	(6,146,944)

Net increase (decrease) in shares outstanding before conversion	346,549	2,862,374

Shares issued upon conversion from other share class(es)	153,236	1,202,961

Shares purchased upon conversion into other share class(es)	(6,128)	(47,616)

Net increase (decrease) in shares outstanding	493,657	$4,017,719

Year ended October 31, 2024:

Shares sold	94,501	$704,240

Shares issued in reinvestment of dividends and distributions	72,571	496,383

Shares purchased	(335,304)	(2,472,767)

Net increase (decrease) in shares outstanding before conversion	(168,232)	(1,272,144)

Shares issued upon conversion from other share class(es)	112,729	847,195

Shares purchased upon conversion into other share class(es)	(6,122)	(45,611)

Net increase (decrease) in shares outstanding	(61,625)	$(470,560)

Class R6

Six months ended April 30, 2025:

Shares sold	5,923,667	$48,805,409

Shares issued in reinvestment of dividends and distributions	180,931	1,351,551

Shares purchased	(1,102,143)	(8,776,126)

Net increase (decrease) in shares outstanding before conversion	5,002,455	41,380,834

Shares issued upon conversion from other share class(es)	7,959	62,149

Shares purchased upon conversion into other share class(es)	(120,937)	(952,795)

Net increase (decrease) in shares outstanding	4,889,477	$40,490,188

116

Quant Solutions International Equity (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:

Shares sold	1,247,045	$9,242,396

Shares issued in reinvestment of dividends and distributions	299,052	2,045,517

Shares purchased	(2,946,939)	(22,174,466)

Net increase (decrease) in shares outstanding before conversion	(1,400,842)	(10,886,553)

Shares issued upon conversion from other share class(es)	25,247	189,772

Net increase (decrease) in shares outstanding	(1,375,595)	$(10,696,781)

8.  Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/27/2024 - 9/25/2025

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds indicated below utilized the SCA during the reporting period ended April 30, 2025. The average balance outstanding is for the number of days the Funds utilized the SCA.

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Notes to Financial Statements (unaudited) (continued)

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at April 30, 2025
Jennison Emerging Markets Equity Opportunities	$1,041,000	5.45%	1	$1,041,000	$—
Jennison Global Infrastructure	336,444	5.41	9	611,000	—
Jennison International Opportunities	1,047,000	5.39	4	1,047,000	—

9.  Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Jennison Emerging Markets Equity Opportunities	Jennison Global Infrastructure	Jennison Global Opportunities	Jennison International Opportunities	Quant Solutions International Equity
Active Trading	–	–	–	–	X
Blend Style	–	X	–	–	–
Core Style	–	–	–	–	X
Country	X	–	X	X	–
Currency	X	–	X	X	X
Distribution	–	X	–	–	–
Economic and Market Events	X	X	X	X	X
Emerging Markets	X	X	X	X	X
Equity and Equity-Related Securities	X	X	X	X	X
Foreign Securities	X	X	X	X	X
Geographic Concentration	X	–	X	X	X
Growth Style	–	–	X	X	–
Increase in Expenses	X	X	X	X	X
Infrastructure Companies	–	X	–	–	–
Investments in China	X	–	–	–	–
Large Shareholder and Large Scale Redemption	X	X	X	X	X
Liquidity	–	X	X	X	X
Management	X	X	X	X	X
Market Capitalization	X	X	X	X	X
Market Disruption and Geopolitical	X	X	X	X	X

118

Risks	Jennison Emerging Markets Equity Opportunities	Jennison Global Infrastructure	Jennison Global Opportunities	Jennison International Opportunities	Quant Solutions International Equity
Market	X	X	X	X	X
Master Limited Partnerships	–	X	–	–	–
Real Estate Investment Trust	–	X	–	–	–
Sector Exposure	X	–	X	X	X

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark, and have a notable impact on settlement performance and other mutual funds.

Core Style Risk: The Fund’s core investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during

119

Notes to Financial Statements (unaudited) (continued)

later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Distribution Risk: The Fund’s distributions may consist of net investment income, if any, and net realized gains, if any, from the sale of investments and/or return of capital. The Fund will provide to shareholders early in each calendar year the final tax character of the Fund’s distributions for the previous year. Also, at such time that the Fund distribution is expected to be from sources other than current or accumulated net income, a notice to shareholders may be required.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies

120

that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for

121

Notes to Financial Statements (unaudited) (continued)

long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Infrastructure Companies Risk: Securities of infrastructure companies are more susceptible to adverse economic, social, political and regulatory occurrences than securities of companies in other industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the level of government spending on infrastructure projects, the effects of economic slowdown, surplus capacity, technological changes, casualty losses, insufficient supply of necessary resources, increased competition from other providers of similar services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Certain infrastructure companies may operate in limited areas or have few sources of revenue.

Infrastructure companies may also be affected by or subject to:

◾ regulation by various government authorities, including regulation of rates charged to customers;

◾ service interruption due to environmental, operational or other mishaps as well as political and social unrest;

◾ the imposition of special tariffs and changes in tax laws and accounting standards; and

◾ general changes in market sentiment towards the assets of infrastructure companies.

Investments in China Risk: Investments in China subject the Fund to risks specific to China and may make it more volatile than other funds. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries,

122

including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy or the Fund. For example, a series of executive orders issued between November 2020 and June 2021 prohibit the Fund from investing in certain companies identified by the U.S. government as “Chinese Military Industrial Complex Companies.” The restrictions in these executive orders may force the subadviser to sell certain positions and may restrict the Fund from future investments the subadviser deems otherwise attractive.

Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and shareholders may have limited legal remedies.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability

123

Notes to Financial Statements (unaudited) (continued)

to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of

124

issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Master Limited Partnerships Risk: The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The Fund’s investment in MLPs also subjects the Fund to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Since MLPs generally conduct business in multiple states, the Fund may be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact the Fund’s return on its investment in MLPs.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

125

Notes to Financial Statements (unaudited) (continued)

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

10. Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of April 30, 2025.

126

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

PRUDENTIAL WORLD FUND, INC.

PGIM Emerging Markets Debt Hard Currency Fund

PGIM Emerging Markets Debt Local Currency Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

APRIL 30, 2025

Table of Contents	Financial Statements and Other Information	April 30, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary.	1
PGIM Emerging Markets Debt Hard Currency	3
PGIM Emerging Markets Debt Local Currency	57
Notes to Financial Statements	100

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

BRL—Brazilian Real

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DOP—Dominican Peso

EGP—Egyptian Pound

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RSD—Serbian Dinar

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

UYU—Uruguayan Peso

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BNY—Bank of New York Mellon

BOA—Bank of America, N.A.

BROIS—Brazil Overnight Index Swap

BUBOR—Budapest Interbank Offered Rate

CA—Credit Agricole Securities Inc.

CDX—Credit Derivative Index

CITI—Citibank, N.A.

CLOIS—Sinacofi Chile Interbank Rate Average

COOIS—Colombia Overnight Interbank Reference Rate

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

JIBAR—Johannesburg Interbank Agreed Rate

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

KLIBOR—Kuala Lumpur Interbank Offered Rate

KWCDC—Korean Won Certificate of Deposit

M—Monthly payment frequency for swaps

MIBOR—Mumbai Interbank Offered Rate

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SSB—State Street Bank & Trust Company

T—Swap payment upon termination

TD—The Toronto-Dominion Bank

THOR—Thai Overnight Repurchase Rate

UAG—UBS AG

WIBOR—Warsaw Interbank Offered Rate

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 96.7%

CORPORATE BONDS 20.4%

Argentina 0.1%

YPF SA,
Sr. Unsec’d. Notes, 144A	8.250%	01/17/34		315	$306,728

Azerbaijan 0.4%

Southern Gas Corridor CJSC,
Gov’t. Gtd. Notes	6.875	03/24/26		400	402,408
State Oil Co. of the Azerbaijan Republic,
Sr. Unsec’d. Notes	6.950	03/18/30		400	414,756

					817,164

Bahrain 0.2%

Bapco Energies BSC Closed,
Sr. Unsec’d. Notes	8.375	11/07/28		500	530,000

Brazil 0.4%

Banco do Brasil SA,
Sr. Unsec’d. Notes(a)	4.875	01/11/29		200	196,562
Braskem Netherlands Finance BV,
Gtd. Notes	8.500	01/12/31		200	191,140
Gtd. Notes, 144A	8.500	01/12/31		240	229,368
Globo Comunicacao e Participacoes SA,
Sr. Unsec’d. Notes	4.875	01/22/30		200	186,562
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	100	130,305

					933,937

Chile 1.2%

Alfa Desarrollo SpA,
Sr. Sec’d. Notes, 144A	4.550	09/27/51		198	145,885
Chile Electricity Lux Mpc II Sarl,
Gov’t. Gtd. Notes, 144A	5.580	10/20/35		200	198,200
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes	3.000	09/30/29		200	183,125
Sr. Unsec’d. Notes	4.250	07/17/42		360	280,800
Sr. Unsec’d. Notes	4.875	11/04/44		600	494,700
Sr. Unsec’d. Notes, 144A	4.875	11/04/44		200	164,900
Sr. Unsec’d. Notes, 144A	5.125	02/02/33		200	192,938

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 3

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chile (cont’d.)
Corp. Nacional del Cobre de Chile, (cont’d.)
Sr. Unsec’d. Notes, 144A	6.440%	01/26/36	440	$455,400
Empresa Nacional del Petroleo,
Sr. Unsec’d. Notes, 144A	3.450	09/16/31	200	174,500
Sr. Unsec’d. Notes, 144A	6.150	05/10/33	200	203,750

				2,494,198

China 0.2%
Agile Group Holdings Ltd.,
Sr. Sec’d. Notes	6.050	10/13/25(d)	200	13,000
ENN Clean Energy International Investment Ltd.,
Gtd. Notes, 144A	3.375	05/12/26	200	195,260
Prosus NV,
Sr. Unsec’d. Notes, 144A	4.193	01/19/32	350	318,171

				526,431

Colombia 0.8%
Colombia Telecomunicaciones SA ESP,
Sr. Unsec’d. Notes, 144A(a)	4.950	07/17/30	200	175,275
Ecopetrol SA,
Sr. Unsec’d. Notes	4.625	11/02/31	187	152,031
Sr. Unsec’d. Notes	6.875	04/29/30	122	118,127
Sr. Unsec’d. Notes	7.750	02/01/32	275	262,281
Sr. Unsec’d. Notes	8.625	01/19/29	360	375,300
Sr. Unsec’d. Notes	8.875	01/13/33	476	476,290
Grupo Aval Ltd.,
Gtd. Notes, 144A	4.375	02/04/30	200	175,250

				1,734,554

Costa Rica 0.1%
Instituto Costarricense de Electricidad,
Sr. Unsec’d. Notes, 144A	6.750	10/07/31	200	201,412

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Guatemala 0.2%

Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL,
Gtd. Notes	5.250%	04/27/29		167	$158,984
CT Trust,
Sr. Sec’d. Notes, 144A	5.125	02/03/32		200	180,440

					339,424

Hungary 0.5%

MFB Magyar Fejlesztesi Bank Zrt,
Gov’t. Gtd. Notes	6.500	06/29/28		215	221,048
MVM Energetika Zrt,
Sr. Unsec’d. Notes	6.500	03/13/31		650	662,188
Sr. Unsec’d. Notes	7.500	06/09/28		208	216,977

					1,100,213

India 1.0%

Adani Ports & Special Economic Zone Ltd.,
Sr. Unsec’d. Notes, 144A	5.000	08/02/41		200	150,000
CA Magnum Holdings,
Sr. Sec’d. Notes, 144A	5.375	10/31/26		400	389,500
GMR Hyderabad International Airport Ltd.,
Sr. Sec’d. Notes	4.250	10/27/27		400	380,376
HPCL-Mittal Energy Ltd.,
Sr. Unsec’d. Notes	5.250	04/28/27		400	388,000
NTPC Ltd.,
Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	100	112,457
Periama Holdings LLC,
Gtd. Notes	5.950	04/19/26		400	397,500
Summit Digitel Infrastructure Ltd.,
Sr. Sec’d. Notes, 144A	2.875	08/12/31		435	378,854

					2,196,687

Indonesia 1.5%

Freeport Indonesia PT,
Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		200	197,400
Indofood CBP Sukses Makmur Tbk PT,
Sr. Unsec’d. Notes	3.541	04/27/32		200	179,688

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 5

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Indonesia (cont’d.)

Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT,
Sr. Unsec’d. Notes	5.450%	05/15/30		600	$604,800
Sr. Unsec’d. Notes, 144A	4.750	05/15/25		200	199,700
Pertamina Geothermal Energy PT,
Sr. Unsec’d. Notes, 144A	5.150	04/27/28		200	200,250
Pertamina Persero PT,
Sr. Unsec’d. Notes	6.000	05/03/42		200	192,200
Sr. Unsec’d. Notes, 144A, MTN	4.700	07/30/49		200	159,938
Sr. Unsec’d. Notes, EMTN	3.650	07/30/29		200	190,312
Sr. Unsec’d. Notes, EMTN	4.700	07/30/49		200	159,938
Sr. Unsec’d. Notes, EMTN	6.500	11/07/48		200	201,878
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	400	389,841
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	200	226,398
Sr. Unsec’d. Notes, 144A, MTN	5.450	05/21/28		400	405,000

					3,307,343

Israel 0.2%

Bank Leumi Le-Israel BM,
Sr. Unsec’d. Notes, 144A	5.125	07/27/27		203	203,445
Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A	5.875	03/30/31		290	262,631

					466,076

Jamaica 0.1%

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC,
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%	10.942	05/25/27		100	100,143
Digicel MidCo Ltd./DIFL US II LLC,
Sr. Unsec’d. Notes, PIK 10.500%	10.500	11/25/28		71	65,157

					165,300

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Kazakhstan 0.7%

Development Bank of Kazakhstan JSC,
Sr. Unsec’d. Notes, 144A	5.250%	10/23/29	200	$197,578
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes	3.500	04/14/33	200	165,050
Sr. Unsec’d. Notes	5.750	04/19/47	200	167,376
Sr. Unsec’d. Notes	6.375	10/24/48	200	177,626
Sr. Unsec’d. Notes, EMTN	5.375	04/24/30	800	777,800

				1,485,430

Kuwait 0.1%

MEGlobal BV,
Gtd. Notes, EMTN	2.625	04/28/28	300	281,156

Macau 0.1%

MGM China Holdings Ltd.,
Sr. Unsec’d. Notes	4.750	02/01/27	330	321,915

Malaysia 1.1%

GENM Capital Labuan Ltd.,
Gtd. Notes	3.882	04/19/31	400	353,300
Gohl Capital Ltd.,
Gtd. Notes	4.250	01/24/27	250	244,765
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN	4.550	04/21/50	400	335,600
Gtd. Notes, 144A, MTN	4.800	04/21/60	200	170,000
Gtd. Notes, 144A, MTN	5.848	04/03/55	320	318,973
Gtd. Notes, EMTN	2.480	01/28/32	400	342,400
Gtd. Notes, EMTN	4.550	04/21/50	500	419,500
Gtd. Notes, EMTN	4.800	04/21/60	200	170,000

				2,354,538

Mexico 3.8%

Comision Federal de Electricidad,
Gtd. Notes	4.688	05/15/29	710	681,742
Fermaca Enterprises S de RL de CV,
Sr. Sec’d. Notes	6.375	03/30/38	523	500,134
Mexico City Airport Trust,
Sr. Sec’d. Notes	3.875	04/30/28	200	190,180

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 7

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Mexico (cont’d.)

Mexico City Airport Trust, (cont’d.)
Sr. Sec’d. Notes	5.500%	07/31/47		1,640	$1,282,168
Sr. Sec’d. Notes, 144A	5.500	10/31/46		400	314,750
Sr. Sec’d. Notes, 144A	5.500	07/31/47		400	312,724
Petroleos Mexicanos,
Gtd. Notes	5.350	02/12/28		879	810,965
Gtd. Notes	5.950	01/28/31		370	305,768
Gtd. Notes	6.350	02/12/48		253	160,427
Gtd. Notes	6.490	01/23/27		355	347,314
Gtd. Notes	6.500	03/13/27		466	454,536
Gtd. Notes	6.500	06/02/41		335	229,860
Gtd. Notes	6.700	02/16/32		1,061	908,641
Gtd. Notes	6.840	01/23/30		443	394,447
Gtd. Notes	6.950	01/28/60		45	29,925
Gtd. Notes	7.690	01/23/50		396	289,080
Gtd. Notes	10.000	02/07/33		109	108,744
Gtd. Notes, EMTN	2.750	04/21/27	EUR	200	209,294
Gtd. Notes, MTN	6.750	09/21/47		805	538,143
Gtd. Notes, MTN	8.750	06/02/29		150	147,210

					8,216,052

Morocco 0.2%

OCP SA,
Sr. Unsec’d. Notes, 144A	6.750	05/02/34		430	433,419

Panama 0.3%

Aeropuerto Internacional de Tocumen SA,
Sr. Sec’d. Notes	4.000	08/11/41		200	145,000
Sr. Sec’d. Notes, 144A	5.125	08/11/61		200	134,875
AES Panama Generation Holdings SRL,
Sr. Sec’d. Notes	4.375	05/31/30		379	331,407

					611,282

Peru 0.7%

Banco Internacional del Peru SAA Interbank,
Sr. Unsec’d. Notes	3.250	10/04/26		350	340,550
Corp. Financiera de Desarrollo SA,
Sr. Unsec’d. Notes	2.400	09/28/27		200	187,150

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Peru (cont’d.)

Fondo MIVIVIENDA SA,
Sr. Unsec’d. Notes, 144A	4.625%	04/12/27	150	$148,125
InRetail Consumer,
Sr. Sec’d. Notes	3.250	03/22/28	300	279,975
Petroleos del Peru SA,
Sr. Unsec’d. Notes	4.750	06/19/32	225	165,797
Sr. Unsec’d. Notes	5.625	06/19/47	700	426,300

				1,547,897

Philippines 0.1%

Globe Telecom, Inc.,
Sr. Unsec’d. Notes	3.000	07/23/35	200	158,626

Poland 0.7%

Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes, 144A	6.250	07/09/54	530	528,421
Gov’t. Gtd. Notes, 144A, MTN	5.375	05/22/33	400	402,028
Gov’t. Gtd. Notes, EMTN	5.375	05/22/33	500	502,535

				1,432,984

Qatar 0.5%

QatarEnergy,
Sr. Unsec’d. Notes	3.300	07/12/51	200	134,000
Sr. Unsec’d. Notes, 144A	3.125	07/12/41	1,240	905,200

				1,039,200

Saudi Arabia 0.8%

EIG Pearl Holdings Sarl,
Sr. Sec’d. Notes, 144A	3.545	08/31/36	735	649,852
Greensaif Pipelines Bidco Sarl,
Sr. Sec’d. Notes, 144A	6.129	02/23/38	440	448,936
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes	2.250	11/24/30	260	228,881
Sr. Unsec’d. Notes, EMTN	4.250	04/16/39	200	172,312

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 9

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Saudi Arabia (cont’d.)

TMS Issuer Sarl,
Sr. Sec’d. Notes, 144A	5.780%	08/23/32		200	$206,444

					1,706,425

South Africa 1.3%

Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		1,240	1,219,850
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		260	262,925
MTN Mauritius Investments Ltd.,
Gtd. Notes, 144A	6.500	10/13/26		200	201,438
Sasol Financing USA LLC,
Gtd. Notes	6.500	09/27/28		300	276,825
Gtd. Notes, 144A	8.750	05/03/29		200	190,312
Transnet SOC Ltd.,
Sr. Unsec’d. Notes	8.250	02/06/28		200	201,125
Sr. Unsec’d. Notes, 144A	8.250	02/06/28		420	422,362

					2,774,837

Trinidad & Tobago 0.1%

Heritage Petroleum Co. Ltd.,
Sr. Sec’d. Notes, 144A	9.000	08/12/29		200	201,000

Turkey 0.1%

Aydem Yenilenebilir Enerji A/S,
Sr. Sec’d. Notes, 144A	7.750	02/02/27		180	178,470

Ukraine 0.2%

NAK Naftogaz Ukraine via Kondor Finance PLC,
Sr. Unsec’d. Notes	7.125	07/19/26(d)	EUR	359	346,606

United Arab Emirates 2.1%

Abu Dhabi Crude Oil Pipeline LLC,
Sr. Sec’d. Notes	4.600	11/02/47		400	355,000
Adnoc Murban Rsc Ltd.,
Sr. Unsec’d. Notes, 144A	5.125	09/11/54		352	316,140
DP World Crescent Ltd.,
Sr. Unsec’d. Notes, EMTN	3.875	07/18/29		300	288,390

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United Arab Emirates (cont’d.)

DP World Ltd.,
Sr. Unsec’d. Notes, EMTN	6.850%	07/02/37	1,720	$1,874,679
Galaxy Pipeline Assets Bidco Ltd.,
Sr. Sec’d. Notes, 144A	2.940	09/30/40	883	718,184
MDGH GMTN RSC Ltd.,
Gtd. Notes, 144A, MTN	5.084	05/22/53	200	181,926
Gtd. Notes, EMTN	3.700	11/07/49	240	176,160
Gtd. Notes, GMTN	3.950	05/21/50	200	152,750
Gtd. Notes, GMTN	5.294	06/04/34	410	414,715

				4,477,944

Venezuela 0.5%

Petroleos de Venezuela SA,
Gtd. Notes	5.375	04/12/27(d)	205	23,780
Gtd. Notes	6.000	05/16/24(d)	1,280	147,200
Gtd. Notes	6.000	11/15/26(d)	2,010	229,140
Gtd. Notes	9.750	05/17/35(d)	350	44,100
Sr. Sec’d. Notes	8.500	10/27/20(d)	645	599,850

				1,044,070

Vietnam 0.1%

Mong Duong Finance Holdings BV,
Sr. Sec’d. Notes	5.125	05/07/29	191	182,214

TOTAL CORPORATE BONDS (cost $46,012,118)				43,913,532

SOVEREIGN BONDS 74.0%

Angola 1.4%

Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28	1,200	1,011,540
Sr. Unsec’d. Notes	8.750	04/14/32	300	231,093
Sr. Unsec’d. Notes	9.375	05/08/48	600	420,186
Sr. Unsec’d. Notes	9.500	11/12/25	305	296,918
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29	1,200	956,628

				2,916,365

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 11

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Argentina 3.4%

Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.000%	12/15/35(d)	EUR	13,352	$1,321,413
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		1,743	1,336,567
Sr. Unsec’d. Notes	1.000	07/09/29		733	591,280
Sr. Unsec’d. Notes	3.500(cc)	07/09/41		1,274	786,331
Sr. Unsec’d. Notes	4.125(cc)	07/09/35		2,542	1,685,564
Sr. Unsec’d. Notes	4.125(cc)	07/09/46		327	213,129
Sr. Unsec’d. Notes	5.000	01/09/38		1,906	1,340,045

					7,274,329

Bahrain 1.4%

Bahrain Government International Bond,
Sr. Unsec’d. Notes	6.000	09/19/44		200	163,188
Sr. Unsec’d. Notes	6.750	09/20/29		600	606,750
Sr. Unsec’d. Notes	7.000	10/12/28		750	765,000
Sr. Unsec’d. Notes	7.375	05/14/30		870	901,538
Sr. Unsec’d. Notes	7.500	09/20/47		200	192,876
Sr. Unsec’d. Notes, 144A	7.500	02/12/36		325	331,256
Sr. Unsec’d. Notes, EMTN	6.250	01/25/51		200	162,949

					3,123,557

Brazil 3.3%

Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333	02/15/28		86	84,729
Brazilian Government International Bond,
Sr. Unsec’d. Notes	3.875	06/12/30		715	668,525
Sr. Unsec’d. Notes	4.750	01/14/50		250	176,500
Sr. Unsec’d. Notes	5.000	01/27/45		1,431	1,087,560
Sr. Unsec’d. Notes(a)	5.625	01/07/41		845	749,101
Sr. Unsec’d. Notes	6.000	10/20/33		1,085	1,070,352
Sr. Unsec’d. Notes	6.125	01/22/32		1,221	1,242,978
Sr. Unsec’d. Notes	6.250	03/18/31		529	545,399
Sr. Unsec’d. Notes	6.625	03/15/35		420	418,530
Sr. Unsec’d. Notes	7.125	05/13/54		325	308,425
Sr. Unsec’d. Notes	8.250	01/20/34		683	764,960

					7,117,059

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Chile 0.2%

Chile Government International Bond,
Sr. Unsec’d. Notes	4.000%	01/31/52	235	$177,014
Sr. Unsec’d. Notes	4.340	03/07/42	280	240,240

				417,254

Colombia 3.3%

Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30	1,518	1,284,228
Sr. Unsec’d. Notes	3.875	04/25/27	400	391,420
Sr. Unsec’d. Notes	4.500	03/15/29	990	928,125
Sr. Unsec’d. Notes	5.000	06/15/45	400	261,000
Sr. Unsec’d. Notes	5.200	05/15/49	502	324,292
Sr. Unsec’d. Notes	5.625	02/26/44	510	364,012
Sr. Unsec’d. Notes	6.125	01/18/41	620	487,475
Sr. Unsec’d. Notes	7.500	02/02/34	840	819,420
Sr. Unsec’d. Notes	8.000	04/20/33	910	924,560
Sr. Unsec’d. Notes	8.375	11/07/54	500	457,750
Sr. Unsec’d. Notes	8.750	11/14/53	630	603,540
Sr. Unsec’d. Notes	10.375	01/28/33	200	236,350

				7,082,172

Costa Rica 1.2%

Costa Rica Government International Bond,
Sr. Unsec’d. Notes	6.125	02/19/31	650	665,824
Sr. Unsec’d. Notes	6.550	04/03/34	330	336,724
Sr. Unsec’d. Notes	7.000	04/04/44	400	403,200
Sr. Unsec’d. Notes, 144A	6.550	04/03/34	465	474,474
Unsec’d. Notes, 144A	7.300	11/13/54	797	808,357

				2,688,579

Dominican Republic 4.2%

Dominican Republic International Bond,
Sr. Unsec’d. Notes	4.500	01/30/30	1,641	1,528,386
Sr. Unsec’d. Notes	4.875	09/23/32	390	350,633
Sr. Unsec’d. Notes	5.300	01/21/41	400	332,950
Sr. Unsec’d. Notes	5.500	02/22/29	1,133	1,117,138
Sr. Unsec’d. Notes	5.950	01/25/27	705	707,203

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 13

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Dominican Republic (cont’d.)

Dominican Republic International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.000%	07/19/28		695	$700,560
Sr. Unsec’d. Notes	6.400	06/05/49		620	566,680
Sr. Unsec’d. Notes	6.850	01/27/45		410	394,113
Sr. Unsec’d. Notes	7.050	02/03/31		810	835,515
Sr. Unsec’d. Notes(a)	7.450	04/30/44		720	739,350
Sr. Unsec’d. Notes, 144A	5.300	01/21/41		150	124,856
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		810	798,660
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		170	171,360
Sr. Unsec’d. Notes, 144A	6.950	03/15/37		400	397,400
Sr. Unsec’d. Notes, 144A	7.150	02/24/55		315	307,913

					9,072,717

Ecuador 1.6%

Ecuador Government International Bond,
Sr. Unsec’d. Notes	5.000(cc)	07/31/40		1,177	613,093
Sr. Unsec’d. Notes	6.900	07/31/30		350	262,139
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/31/40		1,341	697,122
Sr. Unsec’d. Notes, 144A	5.500(cc)	07/31/35		1,231	735,825
Sr. Unsec’d. Notes, 144A	6.900	07/31/30		1,453	1,086,789
Sr. Unsec’d. Notes, 144A	7.961(s)	07/31/30		129	78,621

					3,473,589

Egypt 2.8%

Egypt Government International Bond,
Sr. Unsec’d. Notes	5.800	09/30/27		200	188,250
Sr. Unsec’d. Notes	7.625	05/29/32		1,000	842,000
Sr. Unsec’d. Notes	7.903	02/21/48		200	136,885
Sr. Unsec’d. Notes	8.500	01/31/47		500	362,250
Sr. Unsec’d. Notes	8.700	03/01/49		850	624,325
Sr. Unsec’d. Notes, 144A	8.700	03/01/49		410	301,145
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	220	213,463
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	365	410,596
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	1,403	1,364,077
Sr. Unsec’d. Notes, EMTN	6.375	04/11/31	EUR	1,515	1,469,983
Sr. Unsec’d. Notes, EMTN	7.053	01/15/32		200	165,938

					6,078,912

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

El Salvador 1.5%

El Salvador Government International Bond,
Sr. Unsec’d. Notes	7.625%	02/01/41	150	$135,225
Sr. Unsec’d. Notes	7.650	06/15/35	57	53,423
Sr. Unsec’d. Notes	8.250	04/10/32	275	269,294
Sr. Unsec’d. Notes	8.625	02/28/29	547	555,205
Sr. Unsec’d. Notes	9.250	04/17/30	200	206,400
Sr. Unsec’d. Notes, 144A	0.250	04/17/30	930	18,600
Sr. Unsec’d. Notes, 144A	9.250	04/17/30	1,340	1,382,880
Sr. Unsec’d. Notes, 144A	9.650	11/21/54	600	595,200

				3,216,227

Gabon 0.2%

Gabon Government International Bond,
Sr. Unsec’d. Notes	6.625	02/06/31	515	363,559

Ghana 1.5%

Ghana Government International Bond,
Sr. Unsec’d. Notes	5.000(cc)	07/03/29	705	596,606
Sr. Unsec’d. Notes	5.000(cc)	07/03/35	130	86,450
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/03/29	1,386	1,172,767
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/03/35	1,531	1,018,089
Sr. Unsec’d. Notes, 144A	4.710(s)	07/03/26	132	124,531
Sr. Unsec’d. Notes, 144A	5.033(s)	01/03/30	324	243,954

				3,242,397

Guatemala 1.7%

Guatemala Government Bond,
Sr. Unsec’d. Notes	3.700	10/07/33	200	166,062
Sr. Unsec’d. Notes	4.500	05/03/26	302	298,415
Sr. Unsec’d. Notes	4.875	02/13/28	400	392,752
Sr. Unsec’d. Notes	4.900	06/01/30	360	347,760
Sr. Unsec’d. Notes	5.250	08/10/29	430	422,905
Sr. Unsec’d. Notes	6.125	06/01/50	350	310,888
Sr. Unsec’d. Notes	6.600	06/13/36	208	207,792
Sr. Unsec’d. Notes	7.050	10/04/32	892	935,708
Sr. Unsec’d. Notes, 144A	4.650	10/07/41	200	154,938

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 15

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Guatemala (cont’d.)

Guatemala Government Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	6.050%	08/06/31	200	$199,000
Sr. Unsec’d. Notes, 144A	6.550	02/06/37	200	198,850

				3,635,070

Honduras 0.1%

Honduras Government International Bond,
Sr. Unsec’d. Notes	6.250	01/19/27	200	197,919

Hungary 2.5%

Hungary Government International Bond,
Sr. Unsec’d. Notes	3.125	09/21/51	200	116,453
Sr. Unsec’d. Notes	5.500	06/16/34	300	289,125
Sr. Unsec’d. Notes	6.125	05/22/28	400	411,052
Sr. Unsec’d. Notes	6.250	09/22/32	220	226,435
Sr. Unsec’d. Notes, 144A	5.250	06/16/29	540	538,785
Sr. Unsec’d. Notes, 144A	5.500	03/26/36	1,020	964,920
Sr. Unsec’d. Notes, 144A	6.250	09/22/32	1,235	1,271,124
Sr. Unsec’d. Notes, 144A	6.750	09/25/52	220	219,670
Sr. Unsec’d. Notes, Series 30Y	7.625	03/29/41	760	839,800
Magyar Export-Import Bank Zrt,
Gov’t. Gtd. Notes, 144A	6.125	12/04/27	400	407,002

				5,284,366

India 0.2%

Export-Import Bank of India,
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/15/30	400	372,272
Sr. Unsec’d. Notes, EMTN	2.250	01/13/31	200	172,856

				545,128

Indonesia 1.8%

Indonesia Government International Bond,
Sr. Unsec’d. Notes	4.650	09/20/32	590	574,512
Sr. Unsec’d. Notes	5.650	01/11/53	200	195,000
Sr. Unsec’d. Notes	6.625	02/17/37	150	164,700
Sr. Unsec’d. Notes	7.750	01/17/38	500	598,750
Sr. Unsec’d. Notes	8.500	10/12/35	400	497,400

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Indonesia (cont’d.)

Indonesia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	6.625%	02/17/37		290	$318,420
Sr. Unsec’d. Notes, EMTN	4.625	04/15/43		200	175,900
Sr. Unsec’d. Notes, EMTN(a)	5.125	01/15/45		200	186,250
Sr. Unsec’d. Notes, EMTN	5.250	01/17/42		400	384,400
Sr. Unsec’d. Notes, EMTN	6.750	01/15/44		100	110,813
Perusahaan Penerbit SBSN Indonesia III,
Sr. Unsec’d. Notes	4.700	06/06/32		600	589,128

					3,795,273

Ivory Coast 1.6%

Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	320	311,373
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	1,000	1,052,418
Sr. Unsec’d. Notes	5.750	12/31/32		72	65,282
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	950	976,658
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	350	318,189
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		315	294,131
Sr. Unsec’d. Notes, 144A	8.075	04/01/36		200	183,250
Sr. Unsec’d. Notes, 144A	8.250	01/30/37		200	183,500

					3,384,801

Jamaica 0.4%

Jamaica Government International Bond,
Sr. Unsec’d. Notes	6.750	04/28/28		300	306,675
Sr. Unsec’d. Notes	7.875	07/28/45		200	225,050
Sr. Unsec’d. Notes	8.000	03/15/39		320	362,880

					894,605

Jordan 0.7%

Jordan Government International Bond,
Sr. Unsec’d. Notes	5.750	01/31/27		200	197,688
Sr. Unsec’d. Notes	6.125	01/29/26		200	199,500
Sr. Unsec’d. Notes	7.375	10/10/47		200	167,626
Sr. Unsec’d. Notes	7.750	01/15/28		550	556,358

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 17

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Jordan (cont’d.)

Jordan Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	7.500%	01/13/29		205	$204,168
Sr. Unsec’d. Notes, 144A	7.750	01/15/28		220	222,543

					1,547,883

Kenya 0.2%

Republic of Kenya Government International Bond,
Sr. Unsec’d. Notes, 144A	9.500	03/05/36		290	252,155
Sr. Unsec’d. Notes, 144A	9.750	02/16/31		265	251,750

					503,905

Lebanon 0.8%

Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)		75	12,638
Sr. Unsec’d. Notes, EMTN	6.850	05/25/29(d)		460	77,510
Sr. Unsec’d. Notes, EMTN	8.250	04/12/21(d)		2,850	480,225
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)		245	41,283
Sr. Unsec’d. Notes, GMTN	6.250	11/04/24(d)		320	53,920
Sr. Unsec’d. Notes, GMTN	6.375	03/09/20(d)		220	37,070
Sr. Unsec’d. Notes, GMTN	6.400	05/26/23(d)		250	42,125
Sr. Unsec’d. Notes, GMTN	6.650	11/03/28(d)		504	84,924
Sr. Unsec’d. Notes, GMTN	6.650	02/26/30(d)		80	13,480
Sr. Unsec’d. Notes, GMTN	7.050	11/02/35(d)		175	29,488
Sr. Unsec’d. Notes, GMTN	7.150	11/20/31(d)		415	69,927
Sr. Unsec’d. Notes, Series 08Y	6.650	04/22/24(d)		172	28,982
Sr. Unsec’d. Notes, Series 10Y	6.000	01/27/23(d)		191	32,184
Sr. Unsec’d. Notes, Series 10Y	6.850	03/23/27(d)		1,095	184,507
Sr. Unsec’d. Notes, Series 15Y	6.750	11/29/27(d)		780	131,430
Sr. Unsec’d. Notes, Series 15Y	7.000	04/22/31(d)		115	19,378
Sr. Unsec’d. Notes, Series 15Y	7.000	03/23/32(d)		771	129,913
Sr. Unsec’d. Notes, Series 20Y	7.250	03/23/37(d)		1,035	174,397

					1,643,381

Mexico 3.1%
Mexican Bonos,
Sr. Unsec’d. Notes, Series M	7.750	11/23/34	MXN	344	1,576,137

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Mexico (cont’d.)

Mexico Government International Bond,
Sr. Unsec’d. Notes	2.659%	05/24/31	465	$394,669
Sr. Unsec’d. Notes	3.250	04/16/30	725	659,478
Sr. Unsec’d. Notes	3.500	02/12/34	270	221,233
Sr. Unsec’d. Notes	3.771	05/24/61	200	113,200
Sr. Unsec’d. Notes	4.600	02/10/48	300	213,150
Sr. Unsec’d. Notes	4.875	05/19/33	550	506,000
Sr. Unsec’d. Notes	6.000	05/13/30	770	790,886
Sr. Unsec’d. Notes	6.000	05/07/36	345	329,647
Sr. Unsec’d. Notes	6.338	05/04/53	290	254,620
Sr. Unsec’d. Notes	6.350	02/09/35	250	248,125
Sr. Unsec’d. Notes	6.400	05/07/54	200	176,500
Sr. Unsec’d. Notes	7.375	05/13/55	200	197,825
Sr. Unsec’d. Notes, MTN	4.750	03/08/44	140	105,770
Sr. Unsec’d. Notes, MTN	6.050	01/11/40	730	679,995
Sr. Unsec’d. Notes, Series A, MTN	6.750	09/27/34	203	210,612

				6,677,847

Mongolia 0.4%

Mongolia Government International Bond,
Sr. Unsec’d. Notes	4.450	07/07/31	200	168,650
Sr. Unsec’d. Notes	8.650	01/19/28	200	206,250
Sr. Unsec’d. Notes, 144A	6.625	02/25/30	200	192,000
Sr. Unsec’d. Notes, 144A	7.875	06/05/29	200	202,300

				769,200

Montenegro 0.1%

Montenegro Government International Bond,
Sr. Unsec’d. Notes, 144A	7.250	03/12/31	200	201,355

Morocco 0.8%

Morocco Government International Bond,
Sr. Unsec’d. Notes	4.000	12/15/50	400	263,000
Sr. Unsec’d. Notes	6.500	09/08/33	400	413,000
Sr. Unsec’d. Notes, 144A	5.950	03/08/28	330	335,259
Sr. Unsec’d. Notes, 144A	6.500	09/08/33	595	614,338

				1,625,597

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 19

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Nigeria 1.3%

Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.696%	02/23/38	200	$152,250
Sr. Unsec’d. Notes	7.875	02/16/32	200	170,550
Sr. Unsec’d. Notes	8.747	01/21/31	400	363,546
Sr. Unsec’d. Notes, 144A	7.696	02/23/38	200	152,250
Sr. Unsec’d. Notes, 144A	9.625	06/09/31	200	187,800
Sr. Unsec’d. Notes, 144A	10.375	12/09/34	675	637,706
Sr. Unsec’d. Notes, 144A, MTN	7.375	09/28/33	200	161,126
Sr. Unsec’d. Notes, EMTN	6.500	11/28/27	300	281,400
Sr. Unsec’d. Notes, EMTN	8.250	09/28/51	250	181,750
Sr. Unsec’d. Notes, EMTN	8.375	03/24/29	600	560,550

				2,848,928

Oman 2.5%

Oman Government International Bond,
Sr. Unsec’d. Notes	4.750	06/15/26	410	407,438
Sr. Unsec’d. Notes	5.375	03/08/27	430	431,578
Sr. Unsec’d. Notes	5.625	01/17/28	1,280	1,292,806
Sr. Unsec’d. Notes	6.500	03/08/47	635	627,043
Sr. Unsec’d. Notes	6.750	10/28/27	800	828,576
Sr. Unsec’d. Notes	7.000	01/25/51	600	624,378
Sr. Unsec’d. Notes, 144A	6.750	01/17/48	200	201,500
Sr. Unsec’d. Notes, EMTN	6.000	08/01/29	850	874,973

				5,288,292

Pakistan 1.0%

Pakistan Government International Bond,
Sr. Unsec’d. Notes	6.875	12/05/27	680	597,040
Sr. Unsec’d. Notes	8.250	09/30/25	200	196,250
Sr. Unsec’d. Notes, 144A, MTN	7.375	04/08/31	200	157,000
Sr. Unsec’d. Notes, EMTN	6.000	04/08/26	810	759,375
Sr. Unsec’d. Notes, EMTN	7.375	04/08/31	600	471,000

				2,180,665

Panama 2.1%

Panama Government International Bond,
Sr. Unsec’d. Notes	3.160	01/23/30	980	858,725

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Panama (cont’d.)

Panama Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	3.298%	01/19/33	200	$156,600
Sr. Unsec’d. Notes	3.875	03/17/28	473	451,951
Sr. Unsec’d. Notes	4.300	04/29/53	470	287,992
Sr. Unsec’d. Notes	4.500	04/16/50	480	307,680
Sr. Unsec’d. Notes	4.500	04/01/56	1,092	670,488
Sr. Unsec’d. Notes	6.700	01/26/36	15	14,483
Sr. Unsec’d. Notes	7.500	03/01/31	1,280	1,333,120
Sr. Unsec’d. Notes	8.000	03/01/38	200	207,800
Sr. Unsec’d. Notes	9.375	04/01/29	165	183,315

				4,472,154

Papua New Guinea 0.1%

Papua New Guinea Government International Bond,
Sr. Unsec’d. Notes	8.375	10/04/28	220	213,975

Paraguay 0.6%

Paraguay Government International Bond,
Sr. Unsec’d. Notes	4.950	04/28/31	200	196,650
Sr. Unsec’d. Notes(a)	6.100	08/11/44	500	470,000
Sr. Unsec’d. Notes, 144A	5.400	03/30/50	200	169,824
Sr. Unsec’d. Notes, 144A	6.000	02/09/36	200	201,200
Sr. Unsec’d. Notes, 144A	6.650	03/04/55	200	197,775

				1,235,449

Peru 1.6%

Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.780	12/01/60	200	107,000
Sr. Unsec’d. Notes	2.783	01/23/31	600	532,200
Sr. Unsec’d. Notes(a)	3.000	01/15/34	795	662,632
Sr. Unsec’d. Notes	3.230	07/28/2121	110	58,630
Sr. Unsec’d. Notes	3.600	01/15/72	515	315,695
Sr. Unsec’d. Notes	5.375	02/08/35	60	59,220
Sr. Unsec’d. Notes	5.625	11/18/50	502	469,998
Sr. Unsec’d. Notes	5.875	08/08/54	345	328,440

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 21

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Peru (cont’d.)

Peruvian Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.550%	03/14/37		225	$238,950
Sr. Unsec’d. Notes	8.750	11/21/33		620	752,680

					3,525,445

Philippines 1.9%

Philippine Government International Bond,
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	265	212,489
Sr. Unsec’d. Notes	2.650	12/10/45		200	127,500
Sr. Unsec’d. Notes	3.200	07/06/46		200	139,938
Sr. Unsec’d. Notes	3.556	09/29/32		300	273,750
Sr. Unsec’d. Notes	3.700	03/01/41		400	321,200
Sr. Unsec’d. Notes	3.950	01/20/40		450	383,400
Sr. Unsec’d. Notes	4.200	03/29/47		300	244,314
Sr. Unsec’d. Notes	5.000	07/17/33		770	770,770
Sr. Unsec’d. Notes	5.500	02/04/35		750	771,750
Sr. Unsec’d. Notes	5.609	04/13/33		200	207,388
Sr. Unsec’d. Notes	6.375	10/23/34		200	218,000
Sr. Unsec’d. Notes	7.750	01/14/31		420	485,100

					4,155,599

Poland 1.0%

Republic of Poland Government International Bond,
Bonds	5.375	02/12/35		375	379,500
Sr. Unsec’d. Notes	5.500	04/04/53		785	735,993
Sr. Unsec’d. Notes	5.500	03/18/54		906	845,298
Sr. Unsec’d. Notes	5.750	11/16/32		230	241,778

					2,202,569

Qatar 1.2%

Qatar Government International Bond,
Sr. Unsec’d. Notes	4.625	06/02/46		330	296,485
Sr. Unsec’d. Notes	5.103	04/23/48		1,242	1,173,690
Sr. Unsec’d. Notes	6.400	01/20/40		100	112,094
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		870	790,830
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	189,000

					2,562,099

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Romania 3.7%

Romanian Government International Bond,
Sr. Unsec’d. Notes	5.125%	06/15/48		180	$130,680
Sr. Unsec’d. Notes	5.875	01/30/29		420	416,065
Sr. Unsec’d. Notes	6.625	02/17/28		956	976,315
Sr. Unsec’d. Notes, 144A	5.750	03/24/35		364	322,027
Sr. Unsec’d. Notes, 144A	6.375	01/30/34		520	491,239
Sr. Unsec’d. Notes, 144A	6.625	02/17/28		800	817,000
Sr. Unsec’d. Notes, 144A	7.125	01/17/33		478	481,642
Sr. Unsec’d. Notes, 144A	7.500	02/10/37		378	376,110
Sr. Unsec’d. Notes, 144A(a)	7.625	01/17/53		426	411,090
Sr. Unsec’d. Notes, 144A, MTN	6.000	05/25/34		1,022	941,262
Sr. Unsec’d. Notes, EMTN	2.000	04/14/33	EUR	260	217,592
Sr. Unsec’d. Notes, EMTN	2.125	03/07/28	EUR	960	1,038,260
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	440	399,700
Sr. Unsec’d. Notes, EMTN	5.375	03/22/31	EUR	380	421,335
Sr. Unsec’d. Notes, EMTN	6.000	05/25/34		80	73,680
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	460	553,488

					8,067,485

Saudi Arabia 2.4%

Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	5.000	01/16/34		385	382,374
Sr. Unsec’d. Notes, 144A, MTN	5.000	01/18/53		600	508,314
Sr. Unsec’d. Notes, 144A, MTN	5.250	01/16/50		400	355,000
Sr. Unsec’d. Notes, 144A, MTN	5.750	01/16/54		365	343,100
Sr. Unsec’d. Notes, EMTN	4.500	10/26/46		1,940	1,569,460
Sr. Unsec’d. Notes, EMTN	4.625	10/04/47		1,140	930,810
Sr. Unsec’d. Notes, EMTN	5.000	04/17/49		800	684,200
Sr. Unsec’d. Notes, EMTN	5.250	01/16/50		480	426,000

					5,199,258

Senegal 0.3%

Senegal Government International Bond,
Sr. Unsec’d. Notes	4.750	03/13/28	EUR	285	270,397
Sr. Unsec’d. Notes	5.375	06/08/37	EUR	435	308,610
Sr. Unsec’d. Notes	6.250	05/23/33		200	138,700

					717,707

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 23

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Serbia 1.8%

Serbia International Bond,
Sr. Unsec’d. Notes	1.500%	06/26/29	EUR	1,265	$1,283,430
Sr. Unsec’d. Notes	6.250	05/26/28		200	205,400
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	640	575,038
Sr. Unsec’d. Notes, 144A	6.000	06/12/34		380	375,250
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		400	410,800
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		935	963,635

					3,813,553

South Africa 2.0%

Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	4.300	10/12/28		810	767,013
Sr. Unsec’d. Notes	4.850	09/30/29		770	724,763
Sr. Unsec’d. Notes	5.750	09/30/49		1,515	1,075,029
Sr. Unsec’d. Notes	5.875	06/22/30		325	314,600
Sr. Unsec’d. Notes	5.875	04/20/32		200	188,959
Sr. Unsec’d. Notes	7.100	11/19/36		200	189,951
Sr. Unsec’d. Notes	7.300	04/20/52		480	407,760
Sr. Unsec’d. Notes	7.950	11/19/54		200	180,650
Sr. Unsec’d. Notes, 144A	7.100	11/19/36		285	270,680
Sr. Unsec’d. Notes, 144A	7.950	11/19/54		200	180,650

					4,300,055

Sri Lanka 1.0%

Sri Lanka Government International Bond,
Sr. Unsec’d. Notes, 144A	3.100(cc)	01/15/30		501	407,734
Sr. Unsec’d. Notes, 144A	3.350(cc)	03/15/33		782	551,377
Sr. Unsec’d. Notes, 144A	3.600(cc)	06/15/35		473	303,444
Sr. Unsec’d. Notes, 144A	3.600(cc)	05/15/36		501	344,458
Sr. Unsec’d. Notes, 144A	3.600(cc)	02/15/38		416	288,314
Sr. Unsec’d. Notes, 144A	4.000	04/15/28		340	314,087

					2,209,414

Turkey 4.0%

Turkiye Government International Bond,
Sr. Unsec’d. Notes	7.125	07/17/32		1,150	1,120,100

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Turkey (cont’d.)

Turkiye Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	9.125%	07/13/30	1,245	$1,349,580
Sr. Unsec’d. Notes, Series 06Y	9.375	03/14/29	1,351	1,455,128
Sr. Unsec’d. Notes, Series 10Y	5.250	03/13/30	810	747,630
Sr. Unsec’d. Notes, Series 10Y	5.950	01/15/31	800	747,752
Sr. Unsec’d. Notes, Series 10Y	6.000	03/25/27	440	439,314
Sr. Unsec’d. Notes, Series 10Y	7.625	04/26/29	400	408,252
Sr. Unsec’d. Notes, Series 10Y	9.375	01/19/33	800	876,480
Sr. Unsec’d. Notes, Series 11Y	4.875	10/09/26	200	197,410
Sr. Unsec’d. Notes, Series 11Y	6.125	10/24/28	310	305,117
Sr. Unsec’d. Notes, Series 30Y	5.750	05/11/47	1,000	719,000
Sr. Unsec’d. Notes, Series 30Y	6.000	01/14/41	200	159,126

				8,524,889

Ukraine 1.3%

Ukraine Government International Bond,
Sr. Unsec’d. Notes	0.000(cc)	02/01/35	195	97,013
Sr. Unsec’d. Notes	1.750(cc)	02/01/29	220	133,430
Sr. Unsec’d. Notes	1.750(cc)	02/01/34	160	78,960
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/30	179	87,076
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/34	669	250,820
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/35	565	281,201
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/36	471	233,157
Sr. Unsec’d. Notes, 144A	1.750(cc)	02/01/29	315	190,957
Sr. Unsec’d. Notes, 144A	1.750(cc)	02/01/34	1,212	598,167
Sr. Unsec’d. Notes, 144A	1.750(cc)	02/01/35	857	417,549
Sr. Unsec’d. Notes, 144A	1.750(cc)	02/01/36	702	337,839

				2,706,169

United Arab Emirates 1.1%

Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	3.125	09/30/49	600	405,150
Sr. Unsec’d. Notes, 144A	3.125	09/30/49	500	337,625
Sr. Unsec’d. Notes, 144A, MTN	3.875	04/16/50	200	154,880
Sr. Unsec’d. Notes, EMTN	3.875	04/16/50	400	309,760
Emirate of Dubai Government International Bonds,
Sr. Unsec’d. Notes, EMTN	5.250	01/30/43	390	366,233

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 25

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

United Arab Emirates (cont’d.)

Finance Department Government of Sharjah,
Sr. Unsec’d. Notes	6.500%	11/23/32	200	$208,188
Sr. Unsec’d. Notes, 144A	6.500	11/23/32	355	369,533
Sr. Unsec’d. Notes, 144A, MTN	4.000	07/28/50	200	127,000
Sr. Unsec’d. Notes, MTN	4.000	07/28/50	200	127,000

				2,405,369

Uruguay 1.4%

Oriental Republic of Uruguay,
Sr. Unsec’d. Notes(a)	5.250	09/10/60	130	117,126
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.975	04/20/55	650	572,975
Sr. Unsec’d. Notes	5.100	06/18/50	904	830,324
Sr. Unsec’d. Notes	7.625	03/21/36	830	981,475
Sr. Unsec’d. Notes(a)	7.875	01/15/33	435	510,255

				3,012,155

Uzbekistan 0.3%

Republic of Uzbekistan International Bond,
Sr. Unsec’d. Notes	6.900	02/28/32	410	409,110
Sr. Unsec’d. Notes, EMTN	5.375	02/20/29	200	193,700

				602,810

Venezuela 0.3%

Venezuela Government International Bond,
Sr. Unsec’d. Notes	8.250	10/13/24(d)	260	36,400
Sr. Unsec’d. Notes	9.000	05/07/23(d)	545	76,300
Sr. Unsec’d. Notes	9.250	09/15/27(d)	1,670	292,250
Sr. Unsec’d. Notes	9.375	01/13/34(d)	235	49,862
Sr. Unsec’d. Notes	11.750	10/21/26(d)	445	80,545
Sr. Unsec’d. Notes	12.750	08/23/22(d)	840	138,600

				673,957

Zambia 0.7%

Zambia Government International Bond,
Unsec’d. Notes	5.750(cc)	06/30/33	588	507,693

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Zambia (cont’d.)

Zambia Government International Bond, (cont’d.)
Unsec’d. Notes, 144A	0.500%	12/31/53	376	$213,248
Unsec’d. Notes, 144A	5.750(cc)	06/30/33	986	851,657

				1,572,598

TOTAL SOVEREIGN BONDS (cost $161,276,988)				159,263,640

U.S. TREASURY OBLIGATIONS 2.3%
U.S. Treasury Notes(k)	3.500	09/30/26	505	503,363
U.S. Treasury Notes(k)	3.750	08/31/26	380	379,837
U.S. Treasury Notes	3.750	04/30/27	200	200,609
U.S. Treasury Notes(k)	4.125	10/31/26	1,000	1,005,781
U.S. Treasury Notes(k)	4.125	11/15/27	1,100	1,114,180
U.S. Treasury Notes(k)	4.250	11/30/26	1,600	1,613,375

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,774,827)				4,817,145

			Shares

COMMON STOCK 0.0%

Jamaica

Digicel International Finance Ltd.* (cost $1,536)			853	5,971

TOTAL LONG-TERM INVESTMENTS (cost $212,065,469)				208,000,288

SHORT-TERM INVESTMENTS 3.9%

AFFILIATED MUTUAL FUNDS 3.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(wb)			4,959,579	4,959,579

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 27

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 4.540%) (cost $3,417,818; includes $3,400,593 of cash collateral for securities onloan)(b)(wb)	3,420,362	$3,417,969

TOTAL AFFILIATED MUTUAL FUNDS (cost $8,377,397)		8,377,548

OPTIONS PURCHASED*~ 0.0%
(cost $26,167)		44,988

TOTAL SHORT-TERM INVESTMENTS
(cost $8,403,564)		8,422,536

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.6%
(cost $220,469,033)		216,422,824

OPTIONS WRITTEN*~ (0.1)%
(premiums received $235,677)		(288,923)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.5%
(cost $220,233,356)		216,133,901
Liabilities in excess of other assets(z) (0.5)%		(1,006,186)

NET ASSETS 100.0%		$215,127,715

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,906 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,335,066; cash collateral of $3,400,593 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs CZK	Call	MSI	05/15/25	26.50	—	EUR	534	$2
Currency Option EUR vs MXN	Call	MSI	05/22/25	27.00	—	EUR	464	19
Currency Option EUR vs TRY	Call	JPM	05/06/25	70.00	—	EUR	1,083	11
Currency Option EUR vs TRY	Call	JPM	05/27/25	80.00	—	EUR	960	488
Currency Option EUR vs USD	Call	JPM	05/05/25	1.12	—	EUR	2,206	34,608
Currency Option USD vs BRL	Call	MSI	05/08/25	7.20	—		521	—
Currency Option USD vs BRL	Call	JPM	05/08/25	7.60	—		263	—
Currency Option USD vs BRL	Call	MSI	05/22/25	7.00	—		533	17
Currency Option USD vs BRL	Call	CITI	05/23/25	7.00	—		536	18
Currency Option USD vs COP	Call	HSBC	05/08/25	5,500.00	—		1,051	—
Currency Option USD vs COP	Call	MSI	05/14/25	5,200.00	—		518	2
Currency Option USD vs INR	Call	JPM	01/08/26	91.00	—		2,328	8,303
Currency Option USD vs KRW	Call	CITI	05/08/25	1,650.00	—		524	—
Currency Option USD vs KRW	Call	MSI	05/19/25	1,600.00	—		532	5
Currency Option USD vs KRW	Call	MSI	05/23/25	1,600.00	—		536	7
Currency Option USD vs MXN	Call	CITI	05/05/25	24.00	—		544	—
Currency Option USD vs MXN	Call	CITI	05/08/25	27.00	—		526	—
Currency Option USD vs MXN	Call	MSI	05/14/25	24.00	—		518	3
Currency Option USD vs TRY	Call	JPM	05/02/25	70.00	—		544	—
Currency Option USD vs TRY	Call	JPM	05/19/25	65.00	—		545	454
Currency Option USD vs TRY	Call	JPM	05/27/25	75.00	—		269	159
Currency Option USD vs ZAR	Call	CITI	05/01/25	22.00	—		539	—
Currency Option USD vs ZAR	Call	CITI	05/20/25	23.00	—		539	8
Currency Option USD vs ZAR	Call	JPM	05/28/25	22.00	—		538	37
Currency Option USD vs BRL	Put	JPM	05/05/25	5.00	—		544	—
Currency Option USD vs BRL	Put	CITI	05/08/25	5.20	—		524	3
Currency Option USD vs BRL	Put	MSI	05/08/25	5.20	—		1,626	9
Currency Option USD vs BRL	Put	HSBC	05/14/25	5.00	—		518	2
Currency Option USD vs CNH	Put	JPM	05/08/25	6.10	—		1,074	—
Currency Option USD vs CNH	Put	MSI	06/26/25	6.50	—		3,255	96
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		3,152	482
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		1,496	229
Currency Option USD vs MXN	Put	MSI	05/20/25	17.50	—		266	1
Currency Option USD vs ZAR	Put	MSI	05/28/25	16.80	—		541	25

Total Options Purchased (cost $26,167)								$44,988

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 29

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs CZK	Call	MSI	05/15/25	25.08	—	EUR	534	$(1,027)
Currency Option EUR vs MXN	Call	MSI	05/22/25	23.25	—	EUR	464	(1,444)
Currency Option EUR vs TRY	Call	JPM	05/27/25	47.00	—	EUR	960	(10,374)
Currency Option EUR vs USD	Call	JPM	05/05/25	1.15	—	EUR	2,206	(2,209)
Currency Option USD vs BRL	Call	MSI	05/22/25	5.90	—		533	(1,887)
Currency Option USD vs BRL	Call	CITI	05/23/25	5.85	—		536	(2,704)
Currency Option USD vs COP	Call	HSBC	05/08/25	4,290.00	—		1,051	(3,870)
Currency Option USD vs COP	Call	MSI	05/14/25	4,200.00	—		518	(7,874)
Currency Option USD vs KRW	Call	MSI	05/19/25	1,420.00	—		532	(6,082)
Currency Option USD vs KRW	Call	MSI	05/23/25	1,435.00	—		536	(3,800)
Currency Option USD vs MXN	Call	MSI	05/14/25	19.90	—		518	(2,423)
Currency Option USD vs TRY	Call	JPM	05/02/25	40.00	—		544	(30)
Currency Option USD vs TRY	Call	JPM	05/19/25	40.00	—		545	(4,227)
Currency Option USD vs TRY	Call	JPM	05/27/25	41.50	—		269	(1,858)
Currency Option USD vs ZAR	Call	CITI	05/20/25	19.00	—		539	(2,824)
Currency Option USD vs ZAR	Call	JPM	05/28/25	19.00	—		538	(3,805)
Currency Option USD vs BRL	Put	JPM	05/05/25	5.55	—		544	(213)
Currency Option USD vs BRL	Put	CITI	05/08/25	5.80	—		524	(12,518)
Currency Option USD vs BRL	Put	MSI	05/08/25	6.20	—		1,626	(150,964)
Currency Option USD vs BRL	Put	HSBC	05/14/25	5.75	—		518	(9,383)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		2,328	(53,950)
Currency Option USD vs MXN	Put	MSI	05/20/25	19.75	—		266	(3,629)
Currency Option USD vs ZAR	Put	MSI	05/28/25	18.10	—		541	(1,828)

Total Options Written (premiums received $235,677)								$(288,923)

Futures contracts outstanding at April 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
110	2 Year U.S.Treasury Notes	Jun. 2025	$22,896,328	$159,884
34	5 Year U.S.Treasury Notes	Jun. 2025	3,712,641	23,051
6	10 Year U.S. Treasury Notes	Jun. 2025	673,313	6,960
57	10 Year U.S. Ultra Treasury Notes	Jun. 2025	6,539,860	43,811
12	20 Year U.S. Treasury Bonds	Jun. 2025	1,399,500	(2,727)
38	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	4,599,188	120,336

				351,315

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Futures contracts outstanding at April 30, 2025 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions:
13	5 Year Euro-Bobl	Jun. 2025	$1,761,797	$(10,601)
15	10 Year Euro-Bund	Jun. 2025	2,239,305	9,841

				(760)

				$350,555

Forward foreign currency exchange contracts outstanding at April 30, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
Expiring 05/05/25	GSI	BRL	16,701	$2,930,232	$2,939,272	$—	$(9,040)
Expiring 05/05/25	GSI	BRL	16,701	$2,930,232	$2,939,272	$—	$(9,040)

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/05/25	GSI	BRL	20,459	$3,565,399	$3,600,670	$ 35,271	$ —
Expiring 06/03/25	GSI	BRL	16,814	2,930,053	2,937,465	7,412	—
Chilean Peso,
Expiring 06/18/25	CITI	CLP	257,270	270,000	271,606	1,606	—
Expiring 06/18/25	CITI	CLP	203,841	213,000	215,200	2,200	—
Chinese Renminbi,
Expiring 06/18/25	CITI	CNH	1,917	263,000	264,743	1,743	—
Colombian Peso,
Expiring 06/18/25	GSI	COP	3,251,160	781,792	763,945	—	(17,847)
Expiring 06/18/25	TD	COP	2,370,427	568,000	556,994	—	(11,006)
Egyptian Pound,
Expiring 06/17/25	CITI	EGP	27,697	500,572	532,155	31,583	—
Expiring 07/09/25	CITI	EGP	38,655	713,859	735,727	21,868	—
Expiring 07/09/25	CITI	EGP	31,397	575,881	597,578	21,697	—
Euro,
Expiring 07/22/25	BOA	EUR	236	270,001	269,065	—	(936)
Hungarian Forint,
Expiring 07/22/25	BARC	HUF	66,307	183,830	184,924	1,094	—
Indian Rupee,
Expiring 06/18/25	CITI	INR	298,967	3,414,388	3,520,492	106,104	—
Expiring 06/18/25	JPM	INR	183,238	2,082,356	2,157,721	75,365	—
Indonesian Rupiah,
Expiring 06/18/25	BOA	IDR	36,062,109	2,196,097	2,174,637	—	(21,460)
Expiring 06/18/25	HSBC	IDR	11,831,025	718,000	713,441	—	(4,559)
Expiring 06/18/25	JPM	IDR	9,000,570	534,000	542,757	8,757	—
Japanese Yen,
Expiring 07/22/25	HSBC	JPY	51,199	359,000	361,459	2,459	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 31

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Forward foreign currency exchange contracts outstanding at April 30, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/22/25	SCB	JPY	98,457	$696,720	$695,100	$—	$(1,620)
Malaysian Ringgit,
Expiring 06/18/25	BARC	MYR	2,452	553,000	569,401	16,401	—
Expiring 06/18/25	MSI	MYR	1,213	275,000	281,624	6,624	—
Mexican Peso,
Expiring 06/18/25	BNP	MXN	13,392	658,000	678,340	20,340	—
New Taiwanese Dollar,
Expiring 06/18/25	CITI	TWD	8,362	262,000	263,169	1,169	—
Expiring 06/18/25	HSBC	TWD	32,483	1,010,000	1,022,345	12,345	—
Expiring 06/18/25	HSBC	TWD	25,246	767,000	794,563	27,563	—
Expiring 06/18/25	SCB	TWD	29,870	909,000	940,092	31,092	—
Peruvian Nuevo Sol,
Expiring 06/18/25	CITI	PEN	2,621	710,000	713,647	3,647	—
Expiring 06/18/25	CITI	PEN	2,386	650,618	649,884	—	(734)
Philippine Peso,
Expiring 06/18/25	MSI	PHP	112,575	1,964,216	2,015,951	51,735	—
Polish Zloty,
Expiring 07/22/25	HSBC	PLN	1,975	520,814	521,402	588	—
South African Rand,
Expiring 06/18/25	CITI	ZAR	3,373	180,000	180,625	625	—
Expiring 06/18/25	HSBC	ZAR	18,805	1,021,691	1,007,008	—	(14,683)
South Korean Won,
Expiring 06/18/25	BOA	KRW	1,003,580	695,000	706,732	11,732	—
Expiring 06/18/25	CITI	KRW	370,366	262,000	260,815	—	(1,185)
Thai Baht,
Expiring 06/18/25	HSBC	THB	21,149	636,000	635,425	—	(575)
Turkish Lira,
Expiring 05/27/25	BARC	TRY	19,445	489,794	489,226	—	(568)
Expiring 05/27/25	MSI	TRY	10,606	267,000	266,848	—	(152)
Expiring 06/03/25	HSBC	TRY	50,812	1,269,106	1,267,995	—	(1,111)

				$33,936,187	$34,360,771	501,020	(76,436)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/05/25	CITI	BRL	3,758	$637,000	$661,398	$ —	$ (24,398)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Forward foreign currency exchange contracts outstanding at April 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 05/05/25	GSI	BRL	16,701	$2,930,232	$2,939,272	$—	$(9,040)
British Pound,
Expiring 07/22/25	DB	GBP	102	135,354	136,383	—	(1,029)
Chilean Peso,
Expiring 06/18/25	BOA	CLP	252,008	272,000	266,051	5,949	—
Expiring 06/18/25	CITI	CLP	367,183	394,477	387,645	6,832	—
Expiring 06/18/25	DB	CLP	252,572	271,000	266,647	4,353	—
Chinese Renminbi,
Expiring 06/18/25	CITI	CNH	1,925	263,000	265,850	—	(2,850)
Expiring 06/18/25	JPM	CNH	36,027	4,993,447	4,975,180	18,267	—
Colombian Peso,
Expiring 06/18/25	BARC	COP	1,329,289	319,500	312,351	7,149	—
Expiring 06/18/25	CITI	COP	1,381,403	319,500	324,597	—	(5,097)
Expiring 06/18/25	CITI	COP	1,169,041	262,000	274,697	—	(12,697)
Expiring 06/18/25	CITI	COP	828,954	189,000	194,784	—	(5,784)
Expiring 06/18/25	DB	COP	1,144,568	270,000	268,946	1,054	—
Czech Koruna,
Expiring 07/22/25	CITI	CZK	21,758	990,593	989,846	747	—
Euro,
Expiring 07/22/25	HSBC	EUR	4,560	5,017,080	5,192,320	—	(175,240)
Expiring 07/22/25	HSBC	EUR	383	437,000	435,736	1,264	—
Expiring 07/22/25	SSB	EUR	4,327	4,954,953	4,927,456	27,497	—
Expiring 07/22/25	TD	EUR	4,012	4,585,556	4,569,168	16,388	—
Indian Rupee,
Expiring 06/18/25	CITI	INR	67,663	782,000	796,761	—	(14,761)
Expiring 06/18/25	HSBC	INR	67,180	776,000	791,082	—	(15,082)
Expiring 06/18/25	MSI	INR	89,844	1,022,000	1,057,959	—	(35,959)
Expiring 06/18/25	MSI	INR	71,344	815,000	840,115	—	(25,115)
Mexican Peso,
Expiring 06/18/25	CITI	MXN	8,431	409,136	427,039	—	(17,903)
Expiring 06/18/25	DB	MXN	13,555	649,000	686,585	—	(37,585)
New Taiwanese Dollar,
Expiring 06/18/25	BOA	TWD	27,523	840,000	866,221	—	(26,221)
Expiring 06/18/25	HSBC	TWD	129,551	3,970,926	4,077,382	—	(106,456)
Expiring 06/18/25	HSBC	TWD	30,129	919,000	948,245	—	(29,245)
Expiring 06/18/25	MSI	TWD	27,911	856,000	878,436	—	(22,436)
Peruvian Nuevo Sol,
Expiring 06/18/25	SCB	PEN	2,492	679,000	678,776	224	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 33

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Forward foreign currency exchange contracts outstanding at April 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 06/18/25	BOA	SGD	3,553	$2,682,477	$2,727,684	$—	$(45,207)
Expiring 06/18/25	BOA	SGD	1,094	823,000	839,915	—	(16,915)
South African Rand,
Expiring 06/18/25	CITI	ZAR	3,367	180,000	180,281	—	(281)
Expiring 06/18/25	HSBC	ZAR	3,366	180,000	180,265	—	(265)
South Korean Won,
Expiring 06/18/25	BNP	KRW	3,105,336	2,159,197	2,186,810	—	(27,613)
Expiring 06/18/25	BNY	KRW	3,105,336	2,158,027	2,186,810	—	(28,783)
Thai Baht,
Expiring 06/18/25	CITI	THB	28,497	841,000	856,219	—	(15,219)
Expiring 06/18/25	HSBC	THB	87,317	2,594,272	2,623,486	—	(29,214)
Expiring 06/18/25	HSBC	THB	9,221	275,000	277,043	—	(2,043)

				$50,852,727	$51,495,441	89,724	(732,438)

						$590,744	$(808,874)

Cross currency exchange contracts outstanding at April 30, 2025:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
07/22/25	Buy	EUR	176	JPY	28,194	$1,135	$—	MSI
07/22/25	Buy	JPY	28,339	EUR	176	—	(115)	CITI
07/22/25	Buy	JPY	56,731	EUR	352	152	—	MSI
07/22/25	Buy	PLN	2,297	EUR	531	1,444	—	BNP

						$2,731	$(115)

Credit default swap agreements outstanding at April 30, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Islamic Republic of Pakistan	09/20/25	1.000%(Q)	300	4.454%	$(3,662)	$(8,162)	$4,500	BARC

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	12/24/25	3.750%(M)	233	4.157%	$(436)	$—	$(436)	GSI
Petroleos Mexicanos^	03/23/26	4.100%(M)	330	*	(158)	—	(158)	GSI
Petroleos Mexicanos^	05/07/26	4.750%(M)	360	*	2,064	—	2,064	GSI
Republic of Argentina	09/20/25	5.000%(Q)	260	7.305%	(785)	(2,873)	2,088	BARC
Republic of Argentina	09/20/25	5.000%(Q)	218	7.305%	(658)	(1,963)	1,305	BARC
Republic of Argentina	06/20/30	5.000%(Q)	334	9.033%	(46,728)	(47,612)	884	GSI
Republic of Ivory Coast	06/20/27	1.000%(Q)	250	3.525%	(12,236)	(8,200)	(4,036)	MSI

					$(62,599)	$(68,810)	$6,211

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.36.V3	12/20/26	1.000%(Q)	11,040	1.052%	$(35,674)	$3,774	$39,448
CDX.EM.37.V2	06/20/27	1.000%(Q)	9,279	1.253%	(7,984)	(37,177)	(29,193)
CDX.EM.39.V1	06/20/28	1.000%(Q)	4,794	1.401%	(36,525)	(50,608)	(14,083)
CDX.EM.43.V1	06/20/30	1.000%(Q)	5,163	1.992%	(227,987)	(222,675)	5,312

					$(308,170)	$(306,686)	$1,484

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 35

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at April 30, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
BRL	2,676	01/04/27	10.000	%(T)	1 Day BROIS(2)(T)/ 0.053%	$—	$(45,902)	$(45,902)
BRL	342	01/04/27	11.120	%(T)	1 Day BROIS(2)(T)/ 0.053%	1,332	(3,908)	(5,240)
BRL	7,258	01/04/27	12.640	%(T)	1 Day BROIS(1)(T)/ 0.053%	(44,025)	13,550	57,575

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	1,826	01/04/27	15.060%(T)	1 Day BROIS(2)(T)/ 0.053%	$—	$7,331	$7,331
BRL	6,680	01/02/29	13.482%(T)	1 Day BROIS(2)(T)/ 0.053%	—	1,169	1,169
CZK	19,526	06/21/25	5.919%(A)	6 Month PRIBOR(1)(S)/ 3.520%	147	(36,086)	(36,233)
CZK	23,880	06/18/30	3.218%(A)	6 Month PRIBOR(2)(S)/ 3.520%	—	(1,925)	(1,925)
HUF	317,176	03/20/26	6.195%(A)	6 Month BUBOR(1)(S)/ 6.500%	(5,615)	3,104	8,719
HUF	199,328	12/18/29	5.909%(A)	6 Month BUBOR(1)(S)/ 6.500%	3,932	504	(3,428)
HUF	145,770	12/20/33	7.420%(A)	6 Month BUBOR(2)(S)/ 6.500%	—	33,255	33,255
INR	71,730	12/18/29	5.993%(S)	1 Day MIBOR(2)(S)/ 6.000%	—	11,868	11,868
INR	90,196	06/18/30	5.613%(S)	1 Day MIBOR(2)(S)/ 6.000%	—	421	421
KRW	400,000	09/21/27	3.639%(Q)	3 Month KWCDC(1)(Q)/ 2.710%	(3,603)	(9,583)	(5,980)
KRW	870,000	12/21/27	4.197%(Q)	3 Month KWCDC(2)(Q)/ 2.710%	21,128	32,167	11,039
KRW	600,000	03/15/28	2.965%(Q)	3 Month KWCDC(2)(Q)/ 2.710%	—	8,922	8,922
KRW	499,398	12/20/28	3.830%(Q)	3 Month KWCDC(2)(Q)/ 2.710%	5,211	20,197	14,986
KRW	1,235,349	12/18/29	2.886%(Q)	3 Month KWCDC(1)(Q)/ 2.710%	—	(24,667)	(24,667)
KRW	1,698,450	06/18/30	2.423%(Q)	3 Month KWCDC(2)(Q)/ 2.710%	—	10,294	10,294

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 37

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	19,690	06/12/30	7.933%(M)	28 Day Mexican Interbank Rate(2)(M)/ 9.341%	$—	$10,819	$10,819
MXN	14,520	06/12/30	8.060%(M)	28 Day Mexican Interbank Rate(2)(M)/ 9.341%	—	11,885	11,885
MXN	18,150	06/12/30	8.084%(M)	28 Day Mexican Interbank Rate(2)(M)/ 9.341%	—	15,756	15,756
PLN	6,830	06/21/25	6.021%(A)	6 Month WIBOR(1)(S)/ 5.100%	4,201	(56,208)	(60,409)
PLN	1,204	06/15/27	4.970%(A)	6 Month WIBOR(2)(S)/ 5.100%	(6,120)	12,881	19,001
PLN	2,826	09/21/27	5.487%(A)	6 Month WIBOR(1)(S)/ 5.100%	—	(43,689)	(43,689)
PLN	5,393	09/21/27	6.547%(A)	6 Month WIBOR(1)(S)/ 5.100%	1,194	(126,255)	(127,449)
PLN	1,175	10/06/27	6.826%(A)	6 Month WIBOR(2)(S)/ 5.100%	—	30,262	30,262
PLN	460	10/25/27	7.900%(A)	6 Month WIBOR(2)(S)/ 5.100%	—	15,959	15,959
PLN	18	12/21/27	6.845%(A)	6 Month WIBOR(2)(S)/ 5.100%	135	355	220
PLN	1,884	06/19/29	4.812%(A)	6 Month WIBOR(2)(S)/ 5.100%	(3,164)	26,938	30,102
THB	29,706	06/18/30	1.358%(Q)	1 Day THOR(2)(Q)/ 1.741%	—	(2,044)	(2,044)
ZAR	52,851	09/21/27	7.490%(Q)	3 Month JIBAR(1)(Q)/ 7.542%	49,954	(25,281)	(75,235)
ZAR	26,104	09/21/27	7.995%(Q)	3 Month JIBAR(2)(Q)/ 7.542%	(2,559)	28,805	31,364
ZAR	6,182	06/21/28	8.455%(Q)	3 Month JIBAR(1)(Q)/ 7.542%	(670)	(12,461)	(11,791)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	6,653	06/19/29	8.930%(Q)	3 Month JIBAR(2)(Q)/ 7.542%	$3,463	$21,180	$17,717
ZAR	6,810	06/19/29	8.933%(Q)	3 Month JIBAR(1)(Q)/ 7.542%	—	(21,714)	(21,714)
ZAR	25,280	12/18/29	7.825%(Q)	3 Month JIBAR(2)(Q)/ 7.542%	4,878	22,377	17,499
ZAR	5,785	03/19/30	7.765%(Q)	3 Month JIBAR(1)(Q)/ 7.542%	327	(3,859)	(4,186)
ZAR	10,902	03/19/30	7.981%(Q)	3 Month JIBAR(2)(Q)/ 7.542%	2,025	12,618	10,593
ZAR	7,782	03/19/30	8.060%(Q)	3 Month JIBAR(1)(Q)/ 7.542%	—	(10,403)	(10,403)
ZAR	5,396	11/10/32	9.160%(Q)	3 Month JIBAR(2)(Q)/ 7.542%	(13)	17,913	17,926
ZAR	13,800	12/18/34	8.683%(Q)	3 Month JIBAR(2)(Q)/ 7.542%	—	3,497	3,497
ZAR	14,290	03/19/35	8.825%(Q)	3 Month JIBAR(2)(Q)/ 7.542%	—	8,643	8,643

					$32,158	$(41,315)	$(73,473)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$(68,810)	$10,841	$(4,630)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$—	$4,616,536

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 39

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Corporate Bonds
Argentina	$—	$306,728	$—
Azerbaijan	—	817,164	—
Bahrain	—	530,000	—
Brazil	—	933,937	—
Chile	—	2,494,198	—
China	—	526,431	—
Colombia	—	1,734,554	—
Costa Rica	—	201,412	—
Guatemala	—	339,424	—
Hungary	—	1,100,213	—
India	—	2,196,687	—
Indonesia	—	3,307,343	—
Israel	—	466,076	—
Jamaica	—	165,300	—
Kazakhstan	—	1,485,430	—
Kuwait	—	281,156	—
Macau	—	321,915	—
Malaysia	—	2,354,538	—
Mexico	—	8,216,052	—
Morocco	—	433,419	—
Panama	—	611,282	—
Peru	—	1,547,897	—
Philippines	—	158,626	—
Poland	—	1,432,984	—
Qatar	—	1,039,200	—
Saudi Arabia	—	1,706,425	—
South Africa	—	2,774,837	—
Trinidad & Tobago	—	201,000	—
Turkey	—	178,470	—
Ukraine	—	346,606	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Corporate Bonds (continued)
United Arab Emirates	$—	$4,477,944	$—
Venezuela	—	1,044,070	—
Vietnam	—	182,214	—
Sovereign Bonds
Angola	—	2,916,365	—
Argentina	—	7,274,329	—
Bahrain	—	3,123,557	—
Brazil	—	7,117,059	—
Chile	—	417,254	—
Colombia	—	7,082,172	—
Costa Rica	—	2,688,579	—
Dominican Republic	—	9,072,717	—
Ecuador	—	3,473,589	—
Egypt	—	6,078,912	—
El Salvador	—	3,216,227	—
Gabon	—	363,559	—
Ghana	—	3,242,397	—
Guatemala	—	3,635,070	—
Honduras	—	197,919	—
Hungary	—	5,284,366	—
India	—	545,128	—
Indonesia	—	3,795,273	—
Ivory Coast	—	3,384,801	—
Jamaica	—	894,605	—
Jordan	—	1,547,883	—
Kenya	—	503,905	—
Lebanon	—	1,643,381	—
Mexico	—	6,677,847	—
Mongolia	—	769,200	—
Montenegro	—	201,355	—
Morocco	—	1,625,597	—
Nigeria	—	2,848,928	—
Oman	—	5,288,292	—
Pakistan	—	2,180,665	—
Panama	—	4,472,154	—
Papua New Guinea	—	213,975	—
Paraguay	—	1,235,449	—
Peru	—	3,525,445	—
Philippines	—	4,155,599	—
Poland	—	2,202,569	—
Qatar	—	2,562,099	—
Romania	—	8,067,485	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 41

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
Saudi Arabia	$—	$5,199,258	$—
Senegal	—	717,707	—
Serbia	—	3,813,553	—
South Africa	—	4,300,055	—
Sri Lanka	—	2,209,414	—
Turkey	—	8,524,889	—
Ukraine	—	2,706,169	—
United Arab Emirates	—	2,405,369	—
Uruguay	—	3,012,155	—
Uzbekistan	—	602,810	—
Venezuela	—	673,957	—
Zambia	—	1,572,598	—
U.S. Treasury Obligations	—	4,817,145	—
Common Stock
Jamaica	—	5,971	—
Short-Term Investments
Affiliated Mutual Funds	8,377,548	—	—
Options Purchased	—	44,988	—

Total	$8,377,548	$208,045,276	$—

Liabilities
Options Written	$—	$(288,923)	$—

Other Financial Instruments*
Assets
Futures Contracts	$363,883	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	590,744	—
OTC Cross Currency Exchange Contracts	—	2,731	—
Centrally Cleared Credit Default Swap Agreements	—	44,760	—
OTC Credit Default Swap Agreement	—	—	2,064
Centrally Cleared Interest Rate Swap Agreements	—	406,822	—

Total	$363,883	$1,045,057	$2,064

Liabilities
Futures Contracts	$(13,328)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(808,874)	—
OTC Cross Currency Exchange Contracts	—	(115)	—
Centrally Cleared Credit Default Swap Agreements	—	(43,276)	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Credit Default Swap Agreements	$—	$(64,505)	$(158)
Centrally Cleared Interest Rate Swap Agreements	—	(480,295)	—

Total	$(13,328)	$(1,397,065)	$(158)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Sovereign Bonds	74.0%
Oil & Gas	7.7
Affiliated Mutual Funds (1.6% represents investments purchased with collateral from securities on loan)	3.9
Electric	2.6
U.S. Treasury Obligations	2.3
Pipelines	1.5
Engineering & Construction	1.4
Banks	1.4
Mining	1.3
Commercial Services	1.1
Chemicals	0.7
Investment Companies	0.4
Telecommunications	0.4
Transportation	0.3
Lodging	0.3
Iron/Steel	0.2
Computers	0.2
Entertainment	0.2

Internet	0.1%
Retail	0.1
Gas	0.1
Media	0.1
Foods	0.1
Beverages	0.1
Diversified Financial Services	0.1
Options Purchased	0.0 *
Real Estate	0.0 *
Wireless Telecommunication Services	0.0 *

100.6
Options Written	(0.1)
Liabilities in excess of other assets	(0.5)

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 43

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$44,760	*	Due from/to broker-variation margin swaps	$43,276	*
Credit contracts	—	—		Premiums received for OTC swap agreements	68,810
Credit contracts	Unrealized appreciation on OTC swap agreements	10,841		Unrealized depreciation on OTC swap agreements	4,630
Foreign exchange contracts	Unaffiliated investments	44,988		Options written outstanding, at value	288,923
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	2,731		Unrealized depreciation on OTC cross currency exchange contracts	115
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	590,744		Unrealized depreciation on OTC forward foreign currency exchange contracts	808,874
Interest rate contracts	Due from/to broker-variation margin futures	363,883	*	Due from/to broker-variation margin futures	13,328	*
Interest rate contracts	Due from/to broker-variation margin swaps	406,822	*	Due from/to broker-variation margin swaps	480,295	*

		$1,464,769			$1,708,251

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$113,797
Foreign exchange contracts	(78,930)	410,862	—	(174,517)	—
Interest rate contracts	—	—	(268,201)	—	(487,212)

Total	$(78,930)	$410,862	$(268,201)	$(174,517)	$(373,415)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$(64,514)
Foreign exchange contracts	38,232	(43,035)	—	(271,786)	—
Interest rate contracts	—	—	582,071	—	464,539

Total	$38,232	$(43,035)	$582,071	$(271,786)	$400,025

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$35,968
Options Written (2)	12,710,561
Futures Contracts - Long Positions (2)	32,978,097
Futures Contracts - Short Positions (2)	9,834,392
Forward Foreign Currency Exchange Contracts - Purchased (3)	40,326,086
Forward Foreign Currency Exchange Contracts - Sold (3)	56,626,407
Cross Currency Exchange Contracts (4)	470,007
Interest Rate Swap Agreements (2)	34,712,526
Credit Default Swap Agreements - Buy Protection (2)	3,966,667

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 45

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Derivative Contract Type	Average Volume of Derivative Activities*
Credit Default Swap Agreements - Sell Protection (2)	$26,105,388

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$3,335,066	$(3,335,066)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$32,537	$(13,566)	$18,971	$—	$18,971
BNP	21,784	(27,613)	(5,829)	—	(5,829)
BNY	—	(28,783)	(28,783)	—	(28,783)
BOA	17,681	(110,739)	(93,058)	—	(93,058)
CITI	199,850	(119,070)	80,780	—	80,780
DB	5,407	(38,614)	(33,207)	—	(33,207)
GSI	45,631	(75,093)	(29,462)	—	(29,462)
HSBC	44,221	(391,726)	(347,505)	347,505	—
JPM	147,160	(76,666)	70,494	—	70,494
MSI	59,832	(276,856)	(217,024)	—	(217,024)
SCB	31,316	(1,620)	29,696	—	29,696
SSB	27,497	—	27,497	—	27,497
TD	16,388	(11,006)	5,382	—	5,382

	$649,304	$(1,171,352)	$(522,048)	$347,505	$(174,543)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 47

PGIM Emerging Markets Debt Hard Currency Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value, including securities on loan of $3,335,066:
Unaffiliated investments (cost $212,091,636)	$208,045,276
Affiliated investments (cost $8,377,397)	8,377,548
Foreign currency, at value (cost $840,797)	829,506
Cash segregated for counterparty - OTC	360,000
Dividends and interest receivable	3,039,434
Unrealized appreciation on OTC forward foreign currency exchange contracts	590,744
Receivable for investments sold	205,954
Receivable for Fund shares sold	177,889
Due from broker—variation margin swaps	52,806
Unrealized appreciation on OTC swap agreements	10,841
Unrealized appreciation on OTC cross currency exchange contracts	2,731
Prepaid expenses	1,359

Total Assets	221,694,088

Liabilities

Payable to broker for collateral for securities on loan	3,400,593
Payable for Fund shares purchased	1,617,284
Unrealized depreciation on OTC forward foreign currency exchange contracts	808,874
Options written outstanding, at value (premiums received $235,677)	288,923
Accrued expenses and other liabilities	135,992
Management fee payable	88,811
Payable for investments purchased	85,019
Premiums received for OTC swap agreements	68,810
Dividends payable	51,190
Due to broker—variation margin futures	14,330
Unrealized depreciation on OTC swap agreements	4,630
Directors’ fees payable	1,363
Affiliated transfer agent fee payable	389
Unrealized depreciation on OTC cross currency exchange contracts	115
Distribution fee payable	50

Total Liabilities	6,566,373

Net Assets	$215,127,715

Net assets were comprised of:
Common stock, at par	$316
Paid-in capital in excess of par	262,259,276
Total distributable earnings (loss)	(47,131,877)

Net assets, April 30, 2025	$215,127,715

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Statement of Assets & Liabilities  (unaudited) (continued)

as of April 30, 2025

Class A

Net asset value, offering price and redemption price per share, ($ 232,545 ÷ 34,190 shares of beneficial interest issued and outstanding)	$6.80
Maximum sales charge (3.25% of offering price)	0.23

Maximum offering price to public	$7.03

Class C

Net asset value, offering price and redemption price per share, ($ 10,170 ÷ 1,494 shares of beneficial interest issued and outstanding)	$6.81

Class Z

Net asset value, offering price and redemption price per share, ($ 105,385,772 ÷ 15,463,369 shares of beneficial interest issued and outstanding)	$6.82

Class R6

Net asset value, offering price and redemption price per share, ($ 109,499,228 ÷ 16,080,902 shares of beneficial interest issued and outstanding)	$6.81

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 49

PGIM Emerging Markets Debt Hard Currency Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Income
Interest income (net of $58,717 foreign withholding tax)	$7,557,496
Affiliated dividend income	61,329
Affiliated income from securities lending, net	4,741

Total income	7,623,566

Expenses
Management fee	688,590
Distribution fee(a)	211
Custodian and accounting fees	31,396
Audit fee	28,699
Professional fees	20,280
Registration fees(a)	20,260
Shareholders’ reports	19,715
Transfer agent’s fees and expenses (including affiliated expense of $1,466)(a)	13,941
Directors’ fees	6,577
Miscellaneous	27,587

Total expenses	857,256
Less: Fee waiver and/or expense reimbursement(a)	(151,484)

Net expenses	705,772

Net investment income (loss)	6,917,794

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(971))	(563,496)
Futures transactions	(268,201)
Forward and cross currency contract transactions	(174,517)
Options written transactions	410,862
Swap agreement transactions	(373,415)
Foreign currency transactions	(262,431)

(1,231,198)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $151)	(2,145,053)
Futures	582,071
Forward and cross currency contracts	(271,786)
Options written	(43,035)
Swap agreements	400,025
Foreign currencies	4,869

(1,472,909)

Net gain (loss) on investment and foreign currency transactions	(2,704,107)

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,213,687

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Statement of Operations (unaudited) (continued)

Six Months Ended April 30, 2025

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	161	50	—	—
Registration fees	3,225	2,976	6,924	7,135
Transfer agent’s fees and expenses	334	21	12,380	1,206
Fee waiver and/or expense reimbursement	(3,543)	(2,994)	(59,236)	(85,711)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 51

PGIM Emerging Markets Debt Hard Currency Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$6,917,794	$13,744,243
Net realized gain (loss) on investment and foreign currency transactions	(1,231,198)	(8,784,257)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,472,909)	33,395,017

Net increase (decrease) in net assets resulting from operations	4,213,687	38,355,003

Dividends and Distributions
Distributions from distributable earnings
Class A	(6,602)	(8,757)
Class C	(521)	(591)
Class Z	(5,529,836)	(900,258)
Class R6	(6,640,190)	(15,836,764)

	(12,177,149)	(16,746,370)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	100,918,999	53,189,906
Net asset value of shares issued in reinvestment of dividends and distributions	11,661,171	16,442,312
Cost of shares purchased	(103,291,461)	(82,070,616)

Net increase (decrease) in net assets from Fund share transactions	9,288,709	(12,438,398)

Total increase (decrease)	1,325,247	9,170,235

Net Assets:
Beginning of period	213,802,468	204,632,233

End of period	$215,127,715	$213,802,468

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.07		$6.41		$6.40		$9.06	$8.86	$9.51
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.40		0.36		0.34	0.36	0.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.09)		0.74		0.17	(b)	(2.57)	0.25	(0.56)
Total from investment operations	0.12		1.14		0.53		(2.23)	0.61	(0.18)
Less Dividends and Distributions:
Dividends from net investment income	(0.39)		(0.48)		(0.52)		(0.43)	(0.41)	(0.47)
Net asset value, end of period	$6.80		$7.07		$6.41		$6.40	$9.06	$8.86
Total Return(c):	1.70%		18.19%		8.07%		(25.24)%	6.91%	(1.82)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$233		$104		$93		$63	$59	$28
Average net assets (000)	$129		$129		$83		$74	$47	$18
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.05	%(e)	1.06	%(f)	1.06	%(f)	1.05%	1.05%	1.05%
Expenses before waivers and/or expense reimbursement	6.57	%(e)	7.28%		8.75%		11.65%	19.07%	66.11%
Net investment income (loss)	6.14	%(e)	5.70%		5.29%		4.36%	3.84%	4.19%
Portfolio turnover rate(g)	15%		28%		29%		20%	20%	23%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 53

PGIM Emerging Markets Debt Hard Currency Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.08		$6.41		$6.40	$9.06	$8.86	$9.51
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.34		0.30	0.27	0.28	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.10)		0.76		0.17 (b)	(2.55)	0.26	(0.57)
Total from investment operations	0.09		1.10		0.47	(2.28)	0.54	(0.25)
Less Dividends and Distributions:
Dividends from net investment income	(0.36)		(0.43)		(0.46)	(0.38)	(0.34)	(0.40)
Net asset value, end of period	$6.81		$7.08		$6.41	$6.40	$9.06	$8.86
Total Return(c):	1.32%		17.47%		7.26%	(25.82)%	6.11%	(2.55)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10		$10		$9	$8	$11	$10
Average net assets (000)	$10		$10		$9	$9	$11	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.80	%(e)	1.81	%(f)	1.80%	1.80%	1.80%	1.80%
Expenses before waivers and/or expense reimbursement	61.53	%(e)	74.82%		63.23%	81.50%	78.90%	114.46%
Net investment income (loss)	5.39	%(e)	4.88%		4.52%	3.53%	3.08%	3.56%
Portfolio turnover rate(g)	15%		28%		29%	20%	20%	23%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2024.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.08		$6.42		$6.40	$9.06	$8.87	$9.51
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.41		0.37	0.35	0.38	0.40
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.08)		0.75		0.19 (b)	(2.55)	0.25	(0.54)
Total from investment operations	0.14		1.16		0.56	(2.20)	0.63	(0.14)
Less Dividends and Distributions:
Dividends from net investment income	(0.40)		(0.50)		(0.54)	(0.46)	(0.44)	(0.50)
Net asset value, end of period	$6.82		$7.08		$6.42	$6.40	$9.06	$8.87
Total Return(c):	1.87%		18.52%		8.57%	(25.01)%	7.11%	(1.43)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$105,386		$15,969		$8,793	$10,670	$18,069	$18,982
Average net assets (000)	$92,576		$12,365		$11,553	$14,687	$25,561	$10,951
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.69	%(e)	0.76	%(f)	0.75%	0.75%	0.75%	0.75%
Expenses before waivers and/or expense reimbursement	0.82	%(e)	1.07%		1.03%	1.06%	1.07%	1.53%
Net investment income (loss)	6.49	%(e)	5.95%		5.57%	4.54%	4.12%	4.45%
Portfolio turnover rate(g)	15%		28%		29%	20%	20%	23%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2024.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 55

PGIM Emerging Markets Debt Hard Currency Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.08		$6.41		$6.40		$9.06	$8.86	$9.51
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.42		0.38		0.36	0.39	0.43
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.09)		0.76		0.17	(b)	(2.56)	0.26	(0.57)
Total from investment operations	0.13		1.18		0.55		(2.20)	0.65	(0.14)
Less Dividends and Distributions:
Dividends from net investment income	(0.40)		(0.51)		(0.54)		(0.46)	(0.45)	(0.51)
Net asset value, end of period	$6.81		$7.08		$6.41		$6.40	$9.06	$8.86
Total Return(c):	1.90%		18.83%		8.50%		(24.94)%	7.34%	(1.44)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$109,499		$197,719		$195,739		$129,233	$136,285	$97,771
Average net assets (000)	$120,915		$215,554		$180,012		$137,772	$107,966	$30,037
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.65	%(e)	0.66	%(f)	0.66	%(f)	0.65%	0.65%	0.66%
Expenses before waivers and/or expense reimbursement	0.79	%(e)	0.79%		0.79%		0.78%	0.81%	1.16%
Net investment income (loss)	6.56	%(e)	6.03%		5.68%		4.73%	4.24%	4.69%
Portfolio turnover rate(g)	15%		28%		29%		20%	20%	23%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 89.9%

CORPORATE BONDS 1.4%

Supranational Bank

Corp. Andina de Fomento,
Sr. Unsec’d. Notes, EMTN	7.500%	04/08/30	INR	20,300	$243,522
Inter-American Development Bank,
Sr. Unsec’d. Notes, GMTN	7.350	10/06/30	INR	21,000	256,105

TOTAL CORPORATE BONDS (cost $490,589)					499,627

SOVEREIGN BONDS 87.8%

Brazil 4.9%

Brazil Notas do Tesouro Nacional,
Notes, Series NTNB	6.000	08/15/30	BRL	2	255,419
Notes, Series NTNF	10.000	01/01/27	BRL	9	1,494,842

					1,750,261

Chile 1.0%

Bonos de la Tesoreria de la Republica en pesos,
Bonds	5.000	03/01/35	CLP	75,000	75,270
Bonds, Series 30Y	6.000	01/01/43	CLP	135,000	147,950
Unsec’d. Notes, 144A	2.800	10/01/33	CLP	50,000	43,091
Unsec’d. Notes, 144A	4.700	09/01/30	CLP	95,000	96,889

					363,200

China 4.8%

China Government Bond,
Bonds, Series 1910	3.860	07/22/49	CNH	380	71,748
Bonds, Series INBK	1.870	09/15/31	CNH	1,040	145,328
Bonds, Series INBK	2.110	08/25/34	CNH	3,710	528,434
Bonds, Series INBK	2.190	09/25/54	CNH	1,000	147,515
Bonds, Series INBK	2.270	05/25/34	CNH	1,640	236,739
Bonds, Series INBK	2.790	12/15/29	CNH	1,010	146,760
Bonds, Series INBK	3.020	05/27/31	CNH	550	82,071
Bonds, Series INBK	3.270	11/19/30	CNH	1,650	248,853
Bonds, Series INBK	3.320	04/15/52	CNH	260	46,137
Bonds, Series INBK	3.810	09/14/50	CNH	330	62,489

					1,716,074

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 57

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Colombia 5.7%

Colombia Government International Bond,
Sr. Unsec’d. Notes	4.500%	03/15/29		210	$196,875
Colombian TES,
Bonds, Series B	5.750	11/03/27	COP	250,000	54,061
Bonds, Series B	6.000	04/28/28	COP	1,221,000	259,157
Bonds, Series B	6.250	07/09/36	COP	3,889,300	586,480
Bonds, Series B	7.000	03/26/31	COP	631,200	121,041
Bonds, Series B	7.000	06/30/32	COP	1,536,300	281,541
Bonds, Series B	7.250	10/26/50	COP	210,000	29,042
Bonds, Series B	7.750	09/18/30	COP	1,589,600	326,341
Bonds, Series G	7.000	03/26/31	COP	759,800	145,697
Sr. Unsec’d. Notes, Series UVR	3.750	06/16/49	COP	252,156	43,855

					2,044,090

Czech Republic 3.7%

Czech Republic Government Bond,
Sr. Unsec’d. Notes, Series 049	4.200	12/04/36	CZK	2,950	133,971
Sr. Unsec’d. Notes, Series 078	2.500	08/25/28	CZK	2,100	92,667
Sr. Unsec’d. Notes, Series 094	0.950	05/15/30	CZK	4,480	179,043
Sr. Unsec’d. Notes, Series 103	2.000	10/13/33	CZK	2,860	111,496
Sr. Unsec’d. Notes, Series 105	2.750	07/23/29	CZK	13,290	585,652
Sr. Unsec’d. Notes, Series 130	0.050	11/29/29	CZK	6,050	235,106

					1,337,935

Dominican Republic 0.7%

Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.950	01/25/27		100	100,312
Sr. Unsec’d. Notes	11.250	09/15/35	DOP	8,000	140,905

					241,217

Guatemala 0.5%

Guatemala Government Bond,
Sr. Unsec’d. Notes	4.900	06/01/30		200	193,200

Hungary 1.9%

Hungary Government Bond,
Bonds, Series 29/A	2.000	05/23/29	HUF	142,890	340,725

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Hungary (cont’d.)

Hungary Government Bond, (cont’d.)
Bonds, Series 31/A	3.250%	10/22/31	HUF	33,070	$76,958
Bonds, Series 32/A	4.750	11/24/32	HUF	52,770	131,413
Bonds, Series 33/A	2.250	04/20/33	HUF	24,760	50,881
Bonds, Series 38/A	3.000	10/27/38	HUF	21,890	40,383
Bonds, Series 51/G	4.000	04/28/51	HUF	29,330	51,978

					692,338

India 4.1%

India Government Bond,
Sr. Unsec’d. Notes	7.180	08/14/33	INR	46,470	579,069
Sr. Unsec’d. Notes	7.260	02/06/33	INR	20,000	249,820
Sr. Unsec’d. Notes	7.300	06/19/53	INR	14,530	182,937
Sr. Unsec’d. Notes	7.410	12/19/36	INR	37,560	478,993

					1,490,819

Indonesia 11.3%

Indonesia Treasury Bond,
Bonds, Series 056	8.375	09/15/26	IDR	2,486,000	153,699
Bonds, Series 059	7.000	05/15/27	IDR	7,548,000	459,520
Bonds, Series 068	8.375	03/15/34	IDR	2,405,000	158,959
Bonds, Series 071	9.000	03/15/29	IDR	3,640,000	237,247
Bonds, Series 072	8.250	05/15/36	IDR	3,843,000	253,962
Bonds, Series 073	8.750	05/15/31	IDR	6,870,000	453,950
Bonds, Series 075	7.500	05/15/38	IDR	1,359,000	85,125
Bonds, Series 078	8.250	05/15/29	IDR	1,099,000	70,204
Bonds, Series 079	8.375	04/15/39	IDR	1,031,000	69,183
Bonds, Series 082	7.000	09/15/30	IDR	4,516,000	276,695
Bonds, Series 087	6.500	02/15/31	IDR	7,837,000	467,972
Bonds, Series 092	7.125	06/15/42	IDR	1,354,000	82,300
Bonds, Series 095	6.375	08/15/28	IDR	2,401,000	144,277
Bonds, Series 096	7.000	02/15/33	IDR	7,126,000	433,718
Bonds, Series 100	6.625	02/15/34	IDR	5,804,000	345,623
Bonds, Series 101	6.875	04/15/29	IDR	2,629,000	160,043
Bonds, Series 103	6.750	07/15/35	IDR	3,265,000	194,861

					4,047,338

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 59

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Ivory Coast 0.4%

Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	5.250%	03/22/30	EUR	140	$147,338

Malaysia 4.9%

Malaysia Government Bond,
Bonds, Series 120	4.065	06/15/50	MYR	1,361	316,697
Bonds, Series 222	4.696	10/15/42	MYR	800	204,013
Bonds, Series 317	4.762	04/07/37	MYR	842	213,089
Bonds, Series 318	4.642	11/07/33	MYR	305	75,686
Bonds, Series 411	4.232	06/30/31	MYR	280	67,374
Bonds, Series 413	3.844	04/15/33	MYR	390	91,480
Bonds, Series 415	4.254	05/31/35	MYR	450	109,116
Bonds, Series 419	3.828	07/05/34	MYR	365	85,610
Bonds, Series 519	3.757	05/22/40	MYR	682	156,402
Malaysia Government Investment Issue,
Bonds, Series 121	3.447	07/15/36	MYR	430	97,118
Bonds, Series 219	4.467	09/15/39	MYR	790	196,439
Bonds, Series 223	4.291	08/14/43	MYR	590	143,291

					1,756,315

Mexico 6.7%

Mexican Bonos,
Bonds, Series M	7.500	05/26/33	MXN	35	160,829
Bonds, Series M	7.750	05/29/31	MXN	119	573,164
Bonds, Series M	8.000	11/07/47	MXN	43	180,617
Bonds, Series M	8.500	02/28/30	MXN	60	301,895
Bonds, Series M	10.000	11/20/36	MXN	18	96,581
Sr. Unsec’d. Notes, Series M	7.750	11/23/34	MXN	160	734,736
Sr. Unsec’d. Notes, Series M	7.750	11/13/42	MXN	46	192,061
Sr. Unsec’d. Notes, Series M	8.500	11/18/38	MXN	33	153,308

					2,393,191

Peru 3.0%

Peru Government Bond,
Bonds	5.940	02/12/29	PEN	800	229,394
Bonds	6.900	08/12/37	PEN	260	69,879
Bonds	6.950	08/12/31	PEN	190	56,096
Sr. Unsec’d. Notes	5.350	08/12/40	PEN	540	122,354

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Peru (cont’d.)

Peru Government Bond, (cont’d.)
Sr. Unsec’d. Notes	6.150%	08/12/32	PEN	1,484	$411,429
Peruvian Government International Bond,
Sr. Unsec’d. Notes	6.850	02/12/42	PEN	245	64,415
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	7	1,884
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	478	141,125

					1,096,576

Philippines 0.3%

Philippine Government Bond,
Bonds, Series 1060	3.625	09/09/25	PHP	5,600	98,608

Poland 4.9%

Republic of Poland Government Bond,
Bonds, Series 0428	2.750	04/25/28	PLN	1,480	373,758
Bonds, Series 0429	5.750	04/25/29	PLN	1,366	375,621
Bonds, Series 0432	1.750	04/25/32	PLN	710	153,250
Bonds, Series 1030	1.250	10/25/30	PLN	3,350	741,718
Bonds, Series 1033	6.000	10/25/33	PLN	390	109,291

					1,753,638

Romania 4.3%

Romania Government Bond,
Bonds, Series 05Y	4.250	04/28/36	RON	830	146,615
Bonds, Series 07Y	2.500	10/25/27	RON	1,170	238,649
Bonds, Series 07Y	4.850	04/22/26	RON	1,395	311,749
Bonds, Series 08Y	7.350	04/28/31	RON	540	122,074
Bonds, Series 10Y	6.700	02/25/32	RON	405	88,517
Bonds, Series 10Y	7.200	10/30/33	RON	545	121,897
Bonds, Series 11Y	7.100	07/31/34	RON	300	66,371
Bonds, Series 15Y	3.650	09/24/31	RON	345	63,641
Romanian Government International Bond,
Sr. Unsec’d. Notes	6.625	02/17/28		100	102,125
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	230	276,744

					1,538,382

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 61

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Serbia 1.0%

Serbia International Bond,
Sr. Unsec’d. Notes, EMTN	1.000%	09/23/28	EUR	200	$204,734
Serbia Treasury Bonds,
Bonds, Series 07Y	4.500	01/11/26	RSD	9,460	91,508
Bonds, Series 12.5	4.500	08/20/32	RSD	6,240	58,462

					354,704

South Africa 14.3%

Republic of South Africa Government Bond,
Bonds, Series 2038	10.875	03/31/38	ZAR	6,110	321,190
Sr. Unsec’d. Notes, Series 2030	8.000	01/31/30	ZAR	11,705	609,854
Sr. Unsec’d. Notes, Series 2032	8.250	03/31/32	ZAR	16,474	821,667
Sr. Unsec’d. Notes, Series 2035	8.875	02/28/35	ZAR	12,799	616,797
Sr. Unsec’d. Notes, Series 2037	8.500	01/31/37	ZAR	17,472	778,300
Sr. Unsec’d. Notes, Series 2040	9.000	01/31/40	ZAR	10,065	442,903
Sr. Unsec’d. Notes, Series 2044	8.750	01/31/44	ZAR	6,120	254,597
Sr. Unsec’d. Notes, Series 2048	8.750	02/28/48	ZAR	10,183	417,289
Sr. Unsec’d. Notes, Series R209	6.250	03/31/36	ZAR	3,850	146,420
Sr. Unsec’d. Notes, Series R213	7.000	02/28/31	ZAR	10,845	523,686
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	4.300	10/12/28		200	189,386

					5,122,089

Thailand 8.1%

Thailand Government Bond,
Bonds	1.600	12/17/29	THB	3,885	116,114
Bonds	2.000	06/17/42	THB	2,080	58,935
Bonds	2.875	12/17/28	THB	22,134	690,756
Bonds	2.875	06/17/46	THB	6,220	197,055
Bonds	3.300	06/17/38	THB	5,750	195,763
Sr. Unsec’d. Notes	1.585	12/17/35	THB	5,915	171,155
Sr. Unsec’d. Notes	1.600	06/17/35	THB	2,700	78,490
Sr. Unsec’d. Notes	1.875	06/17/49	THB	1,063	28,092
Sr. Unsec’d. Notes	2.000	12/17/31	THB	11,505	349,748
Sr. Unsec’d. Notes	2.250	03/17/27	THB	6,300	190,669
Sr. Unsec’d. Notes	3.350	06/17/33	THB	6,230	207,033
Sr. Unsec’d. Notes	3.450	06/17/43	THB	3,523	120,587

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Thailand (cont’d.)

Thailand Government Bond, (cont’d.)
Sr. Unsec’d. Notes	3.650%	06/20/31	THB	7,249	$241,243
Sr. Unsec’d. Notes	3.775	06/25/32	THB	7,760	262,476

					2,908,116

Turkey 1.2%

Turkiye Government Bond,
Bonds, Series 05Y	31.080	11/08/28	TRY	10,070	232,230
Bonds, Series 10Y	11.700	11/13/30	TRY	1,400	16,898
Bonds, Series 10Y	17.800	07/13/33	TRY	2,600	40,732
Bonds, Series 10Y	26.200	10/05/33	TRY	6,620	144,391

					434,251

Uruguay 0.1%

Uruguay Government International Bond,
Sr. Unsec’d. Notes, 144A	8.500	03/15/28	UYU	1,870	43,328

TOTAL SOVEREIGN BONDS (cost $32,230,389)					31,523,008

U.S. TREASURY OBLIGATION(k) 0.6%
U.S. Treasury Notes
(cost $199,612)	4.250	12/31/26		200	201,828

				Shares

COMMON STOCK 0.1%

Jamaica

Digicel International Finance Ltd.* (cost $9,437)				5,242	36,694

TOTAL LONG-TERM INVESTMENTS (cost $32,930,027)					32,261,157

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 63

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description			Shares	Value

SHORT-TERM INVESTMENTS 7.1%

AFFILIATED MUTUAL FUND 5.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $1,800,711)(wb)			1,800,711	$1,800,711

			Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 1.9%

U.S. Treasury Bills
(cost $693,295)	4.250%	07/22/25	700	693,316

OPTIONS PURCHASED*~ 0.2%
(cost $28,096)				49,888

TOTAL SHORT-TERM INVESTMENTS
(cost $2,522,102)				2,543,915

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 97.0%
(cost $35,452,129)				34,805,072

OPTIONS WRITTEN*~ (0.3)%
(premiums received $109,277)				(108,269)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 96.7%
(cost $35,342,852)				34,696,803
Other assets in excess of liabilities(z) 3.3%				1,199,395

NET ASSETS 100.0%				$35,896,198

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,720 and 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs CZK	Call	MSI	05/15/25	26.50	—	EUR	181	$1
Currency Option EUR vs MXN	Call	MSI	05/22/25	27.00	—	EUR	155	6
Currency Option EUR vs TRY	Call	JPM	05/06/25	70.00	—	EUR	423	4
Currency Option EUR vs TRY	Call	JPM	05/27/25	80.00	—	EUR	317	161
Currency Option EUR vs USD	Call	JPM	05/05/25	1.12	—	EUR	1,002	15,719
Currency Option USD vs BRL	Call	MSI	05/08/25	7.20	—		174	—
Currency Option USD vs BRL	Call	JPM	05/08/25	7.60	—		87	—
Currency Option USD vs BRL	Call	MSI	05/22/25	7.00	—		178	6
Currency Option USD vs BRL	Call	CITI	05/23/25	7.00	—		177	6
Currency Option USD vs COP	Call	HSBC	05/08/25	5,500.00	—		350	—
Currency Option USD vs COP	Call	MSI	05/14/25	5,200.00	—		178	1
Currency Option USD vs INR	Call	JPM	01/08/26	91.00	—		956	3,410
Currency Option USD vs KRW	Call	CITI	05/08/25	1,650.00	—		176	—
Currency Option USD vs KRW	Call	MSI	05/19/25	1,600.00	—		174	2
Currency Option USD vs KRW	Call	MSI	05/23/25	1,600.00	—		177	2
Currency Option USD vs MXN	Call	CITI	05/05/25	24.00	—		209	—
Currency Option USD vs MXN	Call	CITI	05/08/25	27.00	—		175	—
Currency Option USD vs MXN	Call	MSI	05/14/25	24.00	—		178	1
Currency Option USD vs TRY	Call	JPM	05/02/25	70.00	—		209	—
Currency Option USD vs TRY	Call	JPM	05/19/25	65.00	—		251	209
Currency Option USD vs TRY	Call	JPM	05/27/25	75.00	—		89	53
Currency Option USD vs ZAR	Call	CITI	05/01/25	22.00	—		208	—
Currency Option USD vs ZAR	Call	CITI	05/20/25	23.00	—		208	3
Currency Option USD vs ZAR	Call	JPM	05/28/25	22.00	—		178	12
Currency Option USD vs BRL	Put	JPM	05/05/25	5.00	—		209	—
Currency Option USD vs BRL	Put	CITI	05/08/25	5.20	—		176	1
Currency Option USD vs BRL	Put	MSI	05/08/25	5.20	—		546	3
Currency Option USD vs BRL	Put	HSBC	05/14/25	5.00	—		178	1
Currency Option USD vs CNH	Put	JPM	05/08/25	6.10	—		534	—
Currency Option USD vs CNH	Put	MSI	06/26/25	6.50	—		1,248	37
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		1,508	231
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		398	61
Currency Option USD vs MXN	Put	MSI	05/20/25	17.50	—		87	—
Currency Option USD vs ZAR	Put	MSI	05/28/25	16.80	—		178	8

Total OTC Traded (cost $11,018)								$19,938

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 65

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5-Year Interest Rate Swap, 02/26/31	Call	MSI	02/24/26	2.80%	2.80%(A)	1 Day SOFR(A)/ 4.410%	3,400	$29,950
2-Year Interest Rate Swap, 05/13/27	Put	MSI	05/09/25	5.50%	1 Day SOFR(A)/ 4.410%	5.50%(A)	5,800	—
2-Year Interest Rate Swap, 05/14/27	Put	MSI	05/12/25	2.40%	6 Month EURIBOR(S)/ 2.129%	2.40%(A)	EUR 2,100	—
2-Year Interest Rate Swap, 05/14/27	Put	MSI	05/12/25	3.15%	6 Month EURIBOR(S)/ 2.129%	3.15%(A)	EUR 2,100	—

Total OTC Swaptions (cost $17,078)								$29,950

Total Options Purchased (cost $28,096)								$49,888

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs CZK	Call	MSI	05/15/25	25.08	—	EUR	181	$(348)
Currency Option EUR vs MXN	Call	MSI	05/22/25	23.25	—	EUR	155	(482)
Currency Option EUR vs TRY	Call	JPM	05/27/25	47.00	—	EUR	317	(3,425)
Currency Option EUR vs USD	Call	JPM	05/05/25	1.15	—	EUR	1,002	(1,003)
Currency Option USD vs BRL	Call	MSI	05/22/25	5.90	—		178	(630)
Currency Option USD vs BRL	Call	CITI	05/23/25	5.85	—		177	(893)
Currency Option USD vs COP	Call	HSBC	05/08/25	4,290.00	—		350	(1,289)
Currency Option USD vs COP	Call	MSI	05/14/25	4,200.00	—		178	(2,706)
Currency Option USD vs KRW	Call	MSI	05/19/25	1,420.00	—		174	(1,989)
Currency Option USD vs KRW	Call	MSI	05/23/25	1,435.00	—		177	(1,255)
Currency Option USD vs MXN	Call	MSI	05/14/25	19.90	—		178	(833)
Currency Option USD vs TRY	Call	JPM	05/02/25	40.00	—		209	(11)
Currency Option USD vs TRY	Call	JPM	05/19/25	40.00	—		251	(1,947)
Currency Option USD vs TRY	Call	JPM	05/27/25	41.50	—		89	(615)
Currency Option USD vs ZAR	Call	CITI	05/20/25	19.00	—		208	(1,090)
Currency Option USD vs ZAR	Call	JPM	05/28/25	19.00	—		178	(1,259)
Currency Option USD vs BRL	Put	JPM	05/05/25	5.55	—		209	(82)
Currency Option USD vs BRL	Put	CITI	05/08/25	5.80	—		176	(4,204)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	MSI	05/08/25	6.20	—	546	$(50,693)
Currency Option USD vs BRL	Put	HSBC	05/14/25	5.75	—	178	(3,224)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—	956	(22,155)
Currency Option USD vs MXN	Put	MSI	05/20/25	19.75	—	87	(1,187)
Currency Option USD vs ZAR	Put	MSI	05/28/25	18.10	—	178	(601)

Total OTC Traded (premiums received $82,620)							$(101,921)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 05/13/27	Put	MSI	05/09/25	3.60%	3.60%(A)	1 Day SOFR(A)/ 4.410%	5,800	$(931)
2-Year Interest Rate Swap, 05/14/27	Put	MSI	05/12/25	2.53%	2.53%(A)	6 Month EURIBOR(S)/ 2.129%	EUR 4,200	—
5-Year Interest Rate Swap, 02/26/31	Put	MSI	02/24/26	4.60%	4.60%(A)	1 Day SOFR(A)/ 4.410%	1,700	(5,417)

Total OTC Swaptions (premiums received $26,657)								$(6,348)

Total Options Written (premiums received $109,277)								$(108,269)

Futures contracts outstanding at April 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
28	5 Year U.S. Treasury Notes	Jun. 2025	$3,057,469	$28,168
1	20 Year U.S. Treasury Bonds	Jun. 2025	116,625	2,217

				30,385

Short Positions:
2	2 Year U.S. Treasury Notes	Jun. 2025	416,297	(2,682)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 67

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Futures contracts outstanding at April 30, 2025 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
4	5 Year Euro-Bobl	Jun. 2025	$542,091	$(3,262)
4	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	484,125	(7,475)

				(13,419)

				$16,966

Forward foreign currency exchange contracts outstanding at April 30, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/05/25	CITI	BRL	2,349	$396,301	$413,419	$17,118	$—
Expiring 05/05/25	GSI	BRL	12,915	2,250,714	2,272,979	22,265	—
Expiring 05/05/25	MSI	BRL	190	32,028	33,459	1,431	—
Expiring 06/03/25	CITI	BRL	177	30,979	30,945	—	(34)
Expiring 06/03/25	GSI	BRL	9,836	1,714,029	1,718,365	4,336	—
Expiring 06/03/25	MSI	BRL	636	111,553	111,065	—	(488)
Chilean Peso,
Expiring 06/18/25	CITI	CLP	293,533	315,353	309,891	—	(5,462)
Expiring 06/18/25	CITI	CLP	99,096	104,000	104,619	619	—
Expiring 06/18/25	CITI	CLP	17,226	18,000	18,186	186	—
Chinese Renminbi,
Expiring 06/18/25	BARC	CNH	527	72,750	72,833	83	—
Expiring 06/18/25	BNP	CNH	911	124,550	125,803	1,253	—
Expiring 06/18/25	CITI	CNH	634	87,000	87,576	576	—
Expiring 06/18/25	HSBC	CNH	395	54,835	54,501	—	(334)
Expiring 06/18/25	JPM	CNH	459	63,525	63,409	—	(116)
Colombian Peso,
Expiring 06/18/25	BNY	COP	2,000,000	455,919	469,953	14,034	—
Expiring 06/18/25	BNY	COP	1,800,000	432,578	422,957	—	(9,621)
Expiring 06/18/25	BNY	COP	675,000	155,736	158,609	2,873	—
Expiring 06/18/25	CITI	COP	280,111	63,902	65,820	1,918	—
Expiring 06/18/25	TD	COP	1,060,015	254,000	249,078	—	(4,922)
Czech Koruna,
Expiring 07/22/25	BOA	CZK	3,511	158,208	159,748	1,540	—
Expiring 07/22/25	CITI	CZK	1,003	45,684	45,650	—	(34)
Egyptian Pound,
Expiring 05/19/25	CITI	EGP	7,651	141,396	149,002	7,606	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Forward foreign currency exchange contracts outstanding at April 30, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Egyptian Pound (cont’d.),
Expiring 05/19/25	SCB	EGP	6,987	$129,335	$136,065	$6,730	$—
Expiring 05/27/25	CITI	EGP	8,806	161,733	170,779	9,046	—
Expiring 05/27/25	SCB	EGP	6,869	126,802	133,205	6,403	—
Expiring 06/17/25	CITI	EGP	13,822	249,817	265,579	15,762	—
Expiring 07/09/25	CITI	EGP	4,136	75,866	78,724	2,858	—
Euro,
Expiring 07/22/25	BOA	EUR	78	89,000	88,692	—	(308)
Expiring 07/22/25	SCB	EUR	31	35,742	35,677	—	(65)
Hungarian Forint,
Expiring 07/22/25	BARC	HUF	49,036	135,948	136,757	809	—
Indian Rupee,
Expiring 06/18/25	BARC	INR	1,898	22,205	22,351	146	—
Expiring 06/18/25	CITI	INR	245,065	2,798,796	2,885,770	86,974	—
Expiring 06/18/25	CITI	INR	14,500	169,701	170,740	1,039	—
Expiring 06/18/25	CITI	INR	13,593	157,772	160,065	2,293	—
Expiring 06/18/25	JPM	INR	150,201	1,706,921	1,768,698	61,777	—
Expiring 06/18/25	MSI	INR	27,205	316,369	320,348	3,979	—
Expiring 06/18/25	MSI	INR	3,205	37,031	37,742	711	—
Indonesian Rupiah,
Expiring 06/18/25	BARC	IDR	716,191	42,860	43,188	328	—
Expiring 06/18/25	BARC	IDR	455,127	26,994	27,445	451	—
Expiring 06/18/25	BNY	IDR	12,500,000	733,568	753,782	20,214	—
Expiring 06/18/25	BNY	IDR	7,000,000	423,908	422,117	—	(1,791)
Expiring 06/18/25	BNY	IDR	5,000,000	295,911	301,513	5,602	—
Expiring 06/18/25	BNY	IDR	4,000,000	240,891	241,210	319	—
Expiring 06/18/25	BNY	IDR	970,163	59,265	58,504	—	(761)
Expiring 06/18/25	HSBC	IDR	5,454,135	331,000	328,898	—	(2,102)
Expiring 06/18/25	JPM	IDR	4,230,605	251,000	255,116	4,116	—
Expiring 06/18/25	MSI	IDR	1,800,626	108,429	108,582	153	—
Expiring 06/18/25	MSI	IDR	585,404	34,721	35,301	580	—
Japanese Yen,
Expiring 07/22/25	SCB	JPY	45,333	320,793	320,047	—	(746)
Malaysian Ringgit,
Expiring 06/18/25	BARC	MYR	1,113	251,000	258,444	7,444	—
Expiring 06/18/25	BARC	MYR	95	21,811	22,045	234	—
Expiring 06/18/25	MSI	MYR	11,285	2,567,435	2,620,629	53,194	—
Expiring 06/18/25	MSI	MYR	560	127,000	130,059	3,059	—
Expiring 06/18/25	MSI	MYR	144	32,707	33,449	742	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 69

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Forward foreign currency exchange contracts outstanding at April 30, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 06/18/25	BARC	MXN	2,304	$113,958	$116,691	$2,733	$—
Expiring 06/18/25	BNP	MXN	6,452	317,000	326,799	9,799	—
Expiring 06/18/25	CITI	MXN	44,580	2,163,414	2,258,079	94,665	—
Expiring 06/18/25	CITI	MXN	791	38,326	40,087	1,761	—
Expiring 06/18/25	GSI	MXN	460	23,210	23,284	74	—
New Taiwanese Dollar,
Expiring 06/18/25	BARC	TWD	10,297	313,156	324,065	10,909	—
Expiring 06/18/25	BARC	TWD	2,992	91,900	94,155	2,255	—
Expiring 06/18/25	CITI	TWD	15,796	480,822	497,140	16,318	—
Expiring 06/18/25	CITI	TWD	2,840	89,000	89,397	397	—
Expiring 06/18/25	CITI	TWD	1,303	40,628	41,010	382	—
Expiring 06/18/25	HSBC	TWD	9,713	302,000	305,691	3,691	—
Expiring 06/18/25	HSBC	TWD	9,710	295,000	305,601	10,601	—
Expiring 06/18/25	SCB	TWD	9,102	277,000	286,475	9,475	—
Peruvian Nuevo Sol,
Expiring 06/18/25	CITI	PEN	1,177	319,000	320,638	1,638	—
Expiring 06/18/25	CITI	PEN	1,000	274,620	272,329	—	(2,291)
Expiring 06/18/25	CITI	PEN	500	136,998	136,165	—	(833)
Expiring 06/18/25	MSI	PEN	272	74,314	73,949	—	(365)
Philippine Peso,
Expiring 06/18/25	MSI	PHP	49,697	867,109	889,947	22,838	—
Polish Zloty,
Expiring 07/22/25	GSI	PLN	1,584	417,758	418,277	519	—
Expiring 07/22/25	GSI	PLN	84	22,661	22,290	—	(371)
Expiring 07/22/25	HSBC	PLN	2,656	704,519	701,351	—	(3,168)
Expiring 07/22/25	MSI	PLN	132	34,763	34,764	1	—
Romanian Leu,
Expiring 07/22/25	HSBC	RON	349	79,254	79,023	—	(231)
Singapore Dollar,
Expiring 06/18/25	CITI	SGD	260	193,217	199,469	6,252	—
Expiring 06/18/25	MSI	SGD	346	259,420	265,839	6,419	—
Expiring 06/18/25	SSB	SGD	39	29,430	29,632	202	—
Expiring 06/18/25	TD	SGD	167	126,061	128,543	2,482	—
South African Rand,
Expiring 06/18/25	CITI	ZAR	3,427	178,896	183,493	4,597	—
Expiring 06/18/25	CITI	ZAR	1,312	70,000	70,243	243	—
Expiring 06/18/25	CITI	ZAR	487	24,850	26,089	1,239	—
Expiring 06/18/25	DB	ZAR	8,418	458,712	450,789	—	(7,923)
Expiring 06/18/25	SSB	ZAR	7,269	368,353	389,229	20,876	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Forward foreign currency exchange contracts outstanding at April 30, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/18/25	UAG	ZAR	524	$27,857	$28,058	$201	$—
South Korean Won,
Expiring 06/18/25	BARC	KRW	309,984	212,624	218,294	5,670	—
Expiring 06/18/25	BOA	KRW	293,132	203,000	206,427	3,427	—
Expiring 06/18/25	CITI	KRW	500,000	342,334	352,105	9,771	—
Expiring 06/18/25	CITI	KRW	144,747	101,884	101,932	48	—
Expiring 06/18/25	CITI	KRW	125,811	89,000	88,598	—	(402)
Expiring 06/18/25	MSI	KRW	51,376	36,302	36,179	—	(123)
Thai Baht,
Expiring 06/18/25	CITI	THB	752	22,294	22,585	291	—
Expiring 06/18/25	GSI	THB	14,970	445,000	449,781	4,781	—
Expiring 06/18/25	HSBC	THB	17,099	493,307	513,762	20,455	—
Expiring 06/18/25	HSBC	THB	6,052	182,000	181,835	—	(165)
Expiring 06/18/25	HSBC	THB	507	15,389	15,238	—	(151)
Expiring 06/18/25	SCB	THB	7,037	208,040	211,419	3,379	—
Turkish Lira,
Expiring 05/27/25	BARC	TRY	18,014	453,744	453,218	—	(526)
Expiring 05/27/25	MSI	TRY	3,377	85,000	84,952	—	(48)
Expiring 06/03/25	HSBC	TRY	2,621	65,457	65,400	—	(57)

				$31,333,952	$31,939,704	649,190	(43,438)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/05/25	CITI	BRL	2,817	$477,525	$495,815	$—	$(18,290)
Expiring 05/05/25	CITI	BRL	1,156	196,000	203,507	—	(7,507)
Expiring 05/05/25	CITI	BRL	1,135	192,667	199,745	—	(7,078)
Expiring 05/05/25	CITI	BRL	366	61,918	64,500	—	(2,582)
Expiring 05/05/25	GSI	BRL	9,770	1,714,133	1,719,421	—	(5,288)
Expiring 05/05/25	MSI	BRL	209	35,684	36,869	—	(1,185)
Chilean Peso,
Expiring 06/18/25	BOA	CLP	115,813	125,000	122,266	2,734	—
Expiring 06/18/25	CITI	CLP	86,642	87,389	91,470	—	(4,081)
Expiring 06/18/25	DB	CLP	96,928	104,000	102,329	1,671	—
Chinese Renminbi,
Expiring 06/18/25	CA	CNH	258	35,505	35,645	—	(140)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 71

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Forward foreign currency exchange contracts outstanding at April 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 06/18/25	CITI	CNH	637	$87,000	$87,943	$—	$(943)
Expiring 06/18/25	DB	CNH	801	111,396	110,668	728	—
Expiring 06/18/25	SSB	CNH	636	87,263	87,793	—	(530)
Colombian Peso,
Expiring 06/18/25	BARC	COP	474,300	114,000	111,449	2,551	—
Expiring 06/18/25	BARC	COP	169,683	40,628	39,872	756	—
Expiring 06/18/25	CITI	COP	2,963,424	712,756	696,335	16,421	—
Expiring 06/18/25	CITI	COP	1,760,479	419,861	413,670	6,191	—
Expiring 06/18/25	CITI	COP	1,000,632	226,600	235,125	—	(8,525)
Expiring 06/18/25	CITI	COP	789,480	180,000	185,509	—	(5,509)
Expiring 06/18/25	CITI	COP	492,895	114,000	115,819	—	(1,819)
Expiring 06/18/25	CITI	COP	392,655	88,000	92,265	—	(4,265)
Expiring 06/18/25	CITI	COP	364,028	82,423	85,538	—	(3,115)
Expiring 06/18/25	DB	COP	440,871	104,000	103,594	406	—
Egyptian Pound,
Expiring 05/27/25	CITI	EGP	7,756	149,229	150,416	—	(1,187)
Expiring 07/09/25	SCB	EGP	5,928	109,028	112,824	—	(3,796)
Euro,
Expiring 07/22/25	HSBC	EUR	343	377,086	390,257	—	(13,171)
Expiring 07/22/25	HSBC	EUR	125	143,000	142,586	414	—
Expiring 07/22/25	SSB	EUR	99	113,563	112,933	630	—
Hungarian Forint,
Expiring 07/22/25	BARC	HUF	13,270	37,149	37,009	140	—
Indian Rupee,
Expiring 06/18/25	BARC	INR	63,560	735,903	748,451	—	(12,548)
Expiring 06/18/25	BARC	INR	17,850	203,530	210,193	—	(6,663)
Expiring 06/18/25	CITI	INR	49,987	579,457	588,622	—	(9,165)
Expiring 06/18/25	HSBC	INR	21,816	252,000	256,898	—	(4,898)
Expiring 06/18/25	MSI	INR	39,911	454,000	469,974	—	(15,974)
Expiring 06/18/25	MSI	INR	32,915	376,000	387,587	—	(11,587)
Expiring 06/18/25	SSB	INR	21,091	244,000	248,362	—	(4,362)
Indonesian Rupiah,
Expiring 06/18/25	BARC	IDR	12,858,142	757,029	775,378	—	(18,349)
Expiring 06/18/25	BARC	IDR	1,571,493	96,145	94,765	1,380	—
Expiring 06/18/25	CITI	IDR	2,231,102	132,362	134,541	—	(2,179)
Expiring 06/18/25	CITI	IDR	1,728,550	103,863	104,236	—	(373)
Expiring 06/18/25	JPM	IDR	14,436,468	873,561	870,556	3,005	—
Expiring 06/18/25	MSI	IDR	899,782	53,408	54,259	—	(851)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Forward foreign currency exchange contracts outstanding at April 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Malaysian Ringgit,
Expiring 06/18/25	BARC	MYR	2,031	$459,868	$471,692	$—	$(11,824)
Expiring 06/18/25	BARC	MYR	1,539	343,841	357,472	—	(13,631)
Expiring 06/18/25	BARC	MYR	202	45,791	46,948	—	(1,157)
Expiring 06/18/25	MSI	MYR	235	53,362	54,610	—	(1,248)
Mexican Peso,
Expiring 06/18/25	BARC	MXN	1,594	80,945	80,748	197	—
Expiring 06/18/25	DB	MXN	4,365	209,000	221,104	—	(12,104)
Expiring 06/18/25	GSI	MXN	870	41,758	44,070	—	(2,312)
Expiring 06/18/25	MSI	MXN	8,652	426,143	438,259	—	(12,116)
Expiring 06/18/25	SSB	MXN	6,044	289,225	306,117	—	(16,892)
Expiring 06/18/25	SSB	MXN	1,850	91,926	93,720	—	(1,794)
New Taiwanese Dollar,
Expiring 06/18/25	BOA	TWD	11,468	350,000	360,925	—	(10,925)
Expiring 06/18/25	HSBC	TWD	62,102	1,903,503	1,954,534	—	(51,031)
Expiring 06/18/25	HSBC	TWD	14,163	432,000	445,747	—	(13,747)
Expiring 06/18/25	MSI	TWD	13,988	429,000	440,244	—	(11,244)
Peruvian Nuevo Sol,
Expiring 06/18/25	BARC	PEN	112	30,446	30,380	66	—
Expiring 06/18/25	CITI	PEN	2,732	744,962	744,122	840	—
Expiring 06/18/25	CITI	PEN	105	27,874	28,542	—	(668)
Philippine Peso,
Expiring 06/18/25	BARC	PHP	6,280	109,358	112,467	—	(3,109)
Expiring 06/18/25	CITI	PHP	8,581	149,383	153,665	—	(4,282)
Expiring 06/18/25	CITI	PHP	2,885	50,318	51,665	—	(1,347)
Expiring 06/18/25	CITI	PHP	1,060	18,687	18,987	—	(300)
Romanian Leu,
Expiring 07/22/25	BARC	RON	167	38,024	37,890	134	—
Expiring 07/22/25	GSI	RON	250	56,788	56,556	232	—
Singapore Dollar,
Expiring 06/18/25	BOA	SGD	1,830	1,381,672	1,404,957	—	(23,285)
Expiring 06/18/25	BOA	SGD	508	382,000	389,851	—	(7,851)
South African Rand,
Expiring 06/18/25	BNP	ZAR	686	36,232	36,727	—	(495)
Expiring 06/18/25	CITI	ZAR	1,309	70,000	70,109	—	(109)
Expiring 06/18/25	HSBC	ZAR	50,237	2,729,370	2,690,144	39,226	—
Expiring 06/18/25	HSBC	ZAR	2,524	126,854	135,153	—	(8,299)
Expiring 06/18/25	HSBC	ZAR	1,309	70,000	70,103	—	(103)
Expiring 06/18/25	HSBC	ZAR	1,111	56,823	59,509	—	(2,686)
Expiring 06/18/25	JPM	ZAR	1,859	100,434	99,531	903	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 73

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Forward foreign currency exchange contracts outstanding at April 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/18/25	SSB	ZAR	1,793	$93,912	$96,030	$—	$(2,118)
South Korean Won,
Expiring 06/18/25	BNP	KRW	1,544,046	1,073,604	1,087,334	—	(13,730)
Expiring 06/18/25	BNY	KRW	1,544,046	1,073,022	1,087,334	—	(14,312)
Thai Baht,
Expiring 06/18/25	BARC	THB	855	25,548	25,683	—	(135)
Expiring 06/18/25	CITI	THB	12,436	367,000	373,641	—	(6,641)
Expiring 06/18/25	CITI	THB	11,827	342,866	355,352	—	(12,486)
Expiring 06/18/25	HSBC	THB	41,575	1,235,236	1,249,146	—	(13,910)
Expiring 06/18/25	HSBC	THB	4,258	127,000	127,944	—	(944)

				$26,861,836	$27,236,006	78,625	(452,795)

						$727,815	$(496,233)

Cross currency exchange contracts outstanding at April 30, 2025:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
07/22/25	Buy	EUR	58	JPY	9,276	$373	$—	MSI
07/22/25	Buy	JPY	9,324	EUR	58	—	(38)	CITI
07/22/25	Buy	JPY	18,665	EUR	116	50	—	MSI
07/22/25	Buy	PLN	1,050	EUR	243	660	—	BNP

						$1,083	$(38)

Credit default swap agreements outstanding at April 30, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Petroleos Mexicanos^	05/07/26	4.750	%(M)	300	*	$1,720	$—	$1,720	GSI
Republic of Argentina	09/20/25	5.000	%(Q)	70	7.305%	(212)	(774)	562	BARC

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Argentina	09/20/25	5.000%(Q)	53	7.305%	$(160)	$(477)	$317	BARC
Republic of Ivory Coast	06/20/26	1.000%(Q)	300	2.969%	(6,159)	(5,341)	(818)	JPM
Republic of Ivory Coast	06/20/27	1.000%(Q)	150	3.525%	(7,341)	(4,920)	(2,421)	MSI
Republic of Panama	06/20/27	1.000%(Q)	500	1.385%	(3,351)	(2,932)	(419)	MSI
Republic of Turkey	12/20/25	1.000%(Q)	600	1.754%	(2,165)	(2,543)	378	MSI
Republic of Turkey	12/20/25	1.000%(Q)	200	1.754%	(722)	(608)	(114)	MSI

					$(18,390)	$(17,595)	$(795)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.36.V3	12/20/26	1.000%(Q)	1,242	1.052%	$(4,473)	$425	$4,898
CDX.EM.37.V2	06/20/27	1.000%(Q)	779	1.253%	(770)	(3,121)	(2,351)
CDX.EM.39.V1	06/20/28	1.000%(Q)	887	1.401%	(6,826)	(9,364)	(2,538)

					$(12,069)	$(12,060)	$9

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 75

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at April 30, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
BRL	668	01/04/27	6.325%(T)	1 Day BROIS(2)(T)/ 0.053%	$—	$(41,199)	$(41,199)
BRL	1,056	01/04/27	6.529%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(62,159)	(62,159)
BRL	2,210	01/04/27	9.775%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(34,522)	(34,522)
BRL	413	01/04/27	11.680%(T)	1 Day BROIS(2)(T)/ 0.053%	176	(5,302)	(5,478)
BRL	1,688	01/04/27	11.755%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(17,009)	(17,009)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	518	01/04/27	13.270%(T)	1 Day BROIS(1)(T)/ 0.053%	$—	$(1,779)	$(1,779)
BRL	4,999	01/04/27	15.060%(T)	1 Day BROIS(2)(T)/ 0.053%	—	20,068	20,068
BRL	3,127	01/03/28	13.572%(T)	1 Day BROIS(2)(T)/ 0.053%	—	1,862	1,862
BRL	1,039	01/02/29	10.960%(T)	1 Day BROIS(2)(T)/ 0.053%	(2,606)	(17,672)	(15,066)
BRL	2,776	01/02/29	13.450%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(41)	(41)
BRL	1,260	01/02/29	13.482%(T)	1 Day BROIS(2)(T)/ 0.053%	—	221	221
CLP	25,080	03/15/33	5.100%(S)	1 Day CLOIS(2)(S)/ 5.000%	(491)	488	979
CNH	3,000	07/28/27	2.438%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.950%	—	9,454	9,454
CNH	2,407	12/15/27	2.680%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.950%	(1,350)	11,344	12,694
CNH	5,630	04/24/28	2.811%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.950%	—	32,362	32,362
COP	6,941,027	06/18/27	8.020%(Q)	1 Day COOIS(1)(Q)/ 8.953%	239	1,538	1,299
COP	2,058,313	06/18/27	8.060%(Q)	1 Day COOIS(1)(Q)/ 8.953%	—	99	99
COP	236,760	12/21/27	10.125%(Q)	1 Day COOIS(1)(Q)/ 8.953%	—	(2,737)	(2,737)
COP	1,928,350	03/20/29	7.210%(Q)	1 Day COOIS(2)(Q)/ 8.953%	—	(15,968)	(15,968)
COP	211,800	11/09/31	6.650%(Q)	1 Day COOIS(2)(Q)/ 8.953%	—	(4,844)	(4,844)
CZK	19,848	06/21/25	5.919%(A)	6 Month PRIBOR(1)(S)/ 3.520%	150	(36,681)	(36,831)
CZK	11,310	06/18/30	3.218%(A)	6 Month PRIBOR(2)(S)/ 3.520%	—	(912)	(912)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 77

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CZK	6,507	06/15/31	1.730%(A)	6 Month PRIBOR(2)(S)/ 3.520%	$—	$(26,184)	$(26,184)
CZK	5,913	09/18/34	3.955%(A)	6 Month PRIBOR(2)(S)/ 3.520%	2,191	15,398	13,207
HUF	351,566	03/20/26	6.195%(A)	6 Month BUBOR(1)(S)/ 6.500%	(6,224)	3,440	9,664
HUF	150,000	03/17/27	6.250%(A)	6 Month BUBOR(1)(S)/ 6.500%	—	(2,079)	(2,079)
INR	70,385	12/18/29	5.993%(S)	1 Day MIBOR(2)(S)/ 6.000%	(1,317)	11,646	12,963
INR	35,320	06/18/30	5.613%(S)	1 Day MIBOR(2)(S)/ 6.000%	—	165	165
INR	84,486	06/18/30	5.966%(S)	1 Day MIBOR(2)(S)/ 6.000%	(20)	15,242	15,262
INR	177,878	06/18/30	6.075%(S)	1 Day MIBOR(2)(S)/ 6.000%	—	41,745	41,745
KRW	496,507	09/21/27	3.087%(Q)	3 Month KWCDC(2)(Q)/ 2.710%	(435)	7,167	7,602
KRW	180,000	12/21/27	4.197%(Q)	3 Month KWCDC(2)(Q)/ 2.710%	4,425	6,655	2,230
KRW	904,550	03/15/28	2.965%(Q)	3 Month KWCDC(2)(Q)/ 2.710%	(3,073)	13,450	16,523
KRW	107,825	12/20/28	3.830%(Q)	3 Month KWCDC(1)(Q)/ 2.710%	(3,058)	(4,361)	(1,303)
KRW	500,440	06/19/29	3.390%(Q)	3 Month KWCDC(1)(Q)/ 2.710%	(12,418)	(16,355)	(3,937)
KRW	447,383	12/18/29	2.886%(Q)	3 Month KWCDC(2)(Q)/ 2.710%	3,726	8,933	5,207
KRW	1,010,441	06/18/30	2.423%(Q)	3 Month KWCDC(2)(Q)/ 2.710%	—	6,124	6,124

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	44,232	06/18/30	2.645%(Q)	3 Month KWCDC(2)(Q)/ 2.710%	$76	$597	$521
MXN	9,102	03/13/30	8.860%(M)	28 Day Mexican Interbank Rate(2)(M)/ 9.341%	450	22,422	21,972
MXN	30,860	06/12/30	8.152%(M)	28 Day Mexican Interbank Rate(2)(M)/ 9.341%	6,668	31,250	24,582
PLN	6,921	06/21/25	6.021%(A)	6 Month WIBOR(1)(S)/ 5.100%	4,254	(56,960)	(61,214)
PLN	2,730	09/08/25	0.638%(A)	6 Month WIBOR(2)(S)/ 5.100%	(332)	(16,323)	(15,991)
PLN	1,670	08/02/27	5.680%(A)	6 Month WIBOR(2)(S)/ 5.100%	—	27,623	27,623
PLN	1,190	09/21/27	6.632%(A)	6 Month WIBOR(1)(S)/ 5.100%	(2,697)	(28,617)	(25,920)
PLN	1,434	10/06/27	6.826%(A)	6 Month WIBOR(2)(S)/ 5.100%	—	36,932	36,932
PLN	117	10/25/27	7.900%(A)	6 Month WIBOR(1)(S)/ 5.100%	(3,383)	(4,059)	(676)
PLN	2,116	12/21/27	6.845%(A)	6 Month WIBOR(1)(S)/ 5.100%	(32,911)	(41,726)	(8,815)
PLN	2,250	06/18/30	3.963%(A)	6 Month WIBOR(2)(S)/ 5.100%	—	1,707	1,707
PLN	271	05/10/32	6.410%(A)	6 Month WIBOR(1)(S)/ 5.100%	—	(12,601)	(12,601)
THB	79,390	05/06/27	1.180%(Q)	1 Day THOR(2)(Q)/ 1.741%	—	(782)	(782)
THB	28,333	06/18/30	1.358%(Q)	1 Day THOR(2)(Q)/ 1.741%	—	(1,949)	(1,949)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund  79

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	18,880	06/21/25	8.250%(Q)	3 Month JIBAR(1)(Q)/ 7.542%	$12,729	$(1,809)	$(14,538)
ZAR	5,789	08/21/25	4.978%(Q)	3 Month JIBAR(2)(Q)/ 7.542%	(2,044)	(3,811)	(1,767)
ZAR	2,808	03/16/27	6.960%(Q)	3 Month JIBAR(1)(Q)/ 7.542%	5,758	393	(5,365)
ZAR	1,744	09/21/27	7.490%(Q)	3 Month JIBAR(2)(Q)/ 7.542%	(2,039)	834	2,873
ZAR	2,634	06/21/28	8.455%(Q)	3 Month JIBAR(1)(Q)/ 7.542%	(286)	(5,310)	(5,024)
ZAR	646	06/19/29	8.930%(Q)	3 Month JIBAR(2)(Q)/ 7.542%	1,493	2,057	564
ZAR	2,510	06/19/29	8.933%(Q)	3 Month JIBAR(1)(Q)/ 7.542%	—	(8,003)	(8,003)
ZAR	14,064	12/18/29	7.975%(Q)	3 Month JIBAR(1)(Q)/ 7.542%	(3,962)	(17,042)	(13,080)
ZAR	686	03/19/30	7.765%(Q)	3 Month JIBAR(2)(Q)/ 7.542%	—	458	458
ZAR	10,847	03/19/30	7.981%(Q)	3 Month JIBAR(2)(Q)/ 7.542%	2,015	12,555	10,540
ZAR	7,743	03/19/30	8.060%(Q)	3 Month JIBAR(1)(Q)/ 7.542%	—	(10,350)	(10,350)
ZAR	7,119	04/13/31	7.530%(Q)	3 Month JIBAR(2)(Q)/ 7.542%	(4,951)	(3,757)	1,194
ZAR	6,680	07/13/31	7.415%(Q)	3 Month JIBAR(1)(Q)/ 7.542%	93	6,871	6,778
ZAR	6,610	09/27/31	7.493%(Q)	3 Month JIBAR(1)(Q)/ 7.542%	1,662	6,596	4,934
ZAR	4,635	01/04/32	7.595%(Q)	3 Month JIBAR(1)(Q)/ 7.542%	5,064	4,345	(719)
ZAR	2,682	11/10/32	9.160%(Q)	3 Month JIBAR(2)(Q)/ 7.542%	(11)	8,903	8,914

					$(32,439)	$(131,959)	$(99,520)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
MYR	2,300	07/21/27	3.640%(Q)	3 Month KLIBOR(2)(Q)/ 3.650%	$4,607	$(4)	$4,611	GSI
MYR	3,000	07/29/27	3.500%(Q)	3 Month KLIBOR(2)(Q)/ 3.650%	3,962	(5)	3,967	JPM
MYR	1,165	06/21/28	3.442%(Q)	3 Month KLIBOR(2)(Q)/ 3.650%	1,584	—	1,584	BOA
MYR	1,170	03/19/30	3.515%(Q)	3 Month KLIBOR(2)(Q)/ 3.650%	2,811	—	2,811	CITI

					$12,964	$(9)	$12,973

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$(17,604)	$15,950	$(3,772)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CITI	$167,924	$693,316
JPS	—	201,828

Total	$167,924	$895,144

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund  81

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Corporate Bonds
Supranational Bank	$—	$499,627	$—
Sovereign Bonds
Brazil	—	1,750,261	—
Chile	—	363,200	—
China	—	1,716,074	—
Colombia	—	2,044,090	—
Czech Republic	—	1,337,935	—
Dominican Republic	—	241,217	—
Guatemala	—	193,200	—
Hungary	—	692,338	—
India	—	1,490,819	—
Indonesia	—	4,047,338	—
Ivory Coast	—	147,338	—
Malaysia	—	1,756,315	—
Mexico	—	2,393,191	—
Peru	—	1,096,576	—
Philippines	—	98,608	—
Poland	—	1,753,638	—
Romania	—	1,538,382	—
Serbia	—	354,704	—
South Africa	—	5,122,089	—
Thailand	—	2,908,116	—
Turkey	—	434,251	—
Uruguay	—	43,328	—
U.S. Treasury Obligation	—	201,828	—
Common Stock
Jamaica	—	36,694	—
Short-Term Investments
Affiliated Mutual Fund	1,800,711	—	—
U.S. Treasury Obligation	—	693,316	—
Options Purchased	—	49,888	—

Total	$1,800,711	$33,004,361	$—

Liabilities
Options Written	$—	$(108,269)	$—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

	Level 1	Level 2	Level 3

Other Financial Instruments*
Assets
Futures Contracts	$30,385	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	727,815	—
OTC Cross Currency Exchange Contracts	—	1,083	—
Centrally Cleared Credit Default Swap Agreement	—	4,898	—
OTC Credit Default Swap Agreement	—	—	1,720
Centrally Cleared Interest Rate Swap Agreements	—	359,322	—
OTC Interest Rate Swap Agreements	—	12,964	—

Total	$30,385	$1,106,082	$1,720

Liabilities
Futures Contracts	$(13,419)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(496,233)	—
OTC Cross Currency Exchange Contracts	—	(38)	—
Centrally Cleared Credit Default Swap Agreements	—	(4,889)	—
OTC Credit Default Swap Agreements	—	(20,110)	—
Centrally Cleared Interest Rate Swap Agreements	—	(458,842)	—

Total	$(13,419)	$(980,112)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2025 were as follows:

Sovereign Bonds	87.8%
Affiliated Mutual Fund	5.0
U.S. Treasury Obligations	2.5
Multi-National	1.4
Options Purchased	0.2
Wireless Telecommunication Services	0.1

97.0
Options Written	(0.3)
Other assets in excess of liabilities	3.3

100.0%

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 83

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$4,898	*	Due from/to broker-variation margin swaps	$4,889	*
Credit contracts	—	—		Premiums received for OTC swap agreements	17,595
Credit contracts	Unrealized appreciation on OTC swap agreements	2,977		Unrealized depreciation on OTC swap agreements	3,772
Foreign exchange contracts	Unaffiliated investments	19,938		Options written outstanding, at value	101,921
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	1,083		Unrealized depreciation on OTC cross currency exchange contracts	38
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	727,815		Unrealized depreciation on OTC forward foreign currency exchange contracts	496,233
Interest rate contracts	Due from/to broker-variation margin futures	30,385	*	Due from/to broker-variation margin futures	13,419	*
Interest rate contracts	Due from/to broker-variation margin swaps	359,322	*	Due from/to broker-variation margin swaps	458,842	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	9
Interest rate contracts	Unaffiliated investments	29,950		Options written outstanding, at value	6,348
Interest rate contracts	Unrealized appreciation on OTC swap agreements	12,973		—	—

		$1,189,341			$1,103,066

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$33,487

Foreign exchange contracts	(40,221)	188,200	—	(88,533)	—
Interest rate contracts	—	6,237	32,674	—	(615,587)

Total	$(40,221)	$194,437	$32,674	$(88,533)	$(582,100)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$(22,000)
Foreign exchange contracts	20,352	(15,174)	—	463,445	—
Interest rate contracts	12,872	20,309	1,120	—	649,719

Total	$33,224	$5,135	$1,120	$463,445	$627,719

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 22,188
Options Written (2)	9,487,258
Futures Contracts - Long Positions (2)	1,247,615
Futures Contracts - Short Positions (2)	1,768,887
Forward Foreign Currency Exchange Contracts - Purchased (3)	34,566,922
Forward Foreign Currency Exchange Contracts - Sold (3)	30,283,422
Cross Currency Exchange Contracts (4)	180,535
Interest Rate Swap Agreements (2)	36,331,795

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 85

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Derivative Contract Type	Average Volume of Derivative Activities*
Credit Default Swap Agreements - Sell Protection (2)	$ 4,518,340

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$37,165	$(69,193)	$(32,028)	$—	$(32,028)
BNP	11,712	(14,225)	(2,513)	—	(2,513)
BNY	43,042	(26,485)	16,557	—	16,557
BOA	9,285	(42,369)	(33,084)	—	(33,084)
CA	—	(140)	(140)	—	(140)
CITI	309,870	(117,732)	192,138	—	192,138
DB	2,805	(20,027)	(17,222)	—	(17,222)
GSI	38,538	(7,975)	30,563	—	30,563
HSBC	74,388	(119,510)	(45,122)	—	(45,122)
JPM	93,628	(36,777)	56,851	—	56,851
MSI	123,925	(136,258)	(12,333)	—	(12,333)
SCB	25,987	(4,607)	21,380	—	21,380
SSB	21,708	(25,696)	(3,988)	—	(3,988)
TD	2,482	(4,922)	(2,440)	—	(2,440)
UAG	201	—	201	—	201

	$794,736	$(625,916)	$168,820	$—	$168,820

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value:
Unaffiliated investments (cost $33,651,418)	$33,004,361
Affiliated investments (cost $1,800,711)	1,800,711
Foreign currency, at value (cost $187,435)	188,215
Unrealized appreciation on OTC forward foreign currency exchange contracts	727,815
Dividends and interest receivable	642,714
Deposit with broker for centrally cleared/exchange-traded derivatives	167,924
Tax reclaim receivable	70,856
Receivable for investments sold	38,114
Receivable for Fund shares sold	16,408
Unrealized appreciation on OTC swap agreements	15,950
Due from broker—variation margin swaps	12,824
Due from Manager	8,595
Due from broker—variation margin futures	5,139
Unrealized appreciation on OTC cross currency exchange contracts	1,083
Prepaid expenses	531

Total Assets	36,701,240

Liabilities

Unrealized depreciation on OTC forward foreign currency exchange contracts	496,233
Options written outstanding, at value (premiums received $109,277)	108,269
Payable for Fund shares purchased	77,521
Audit fee payable	28,200
Accrued expenses and other liabilities	27,168
Premiums received for OTC swap agreements	17,604
Custodian and accounting fees payable	15,828
Foreign capital gains tax liability accrued	12,421
Dividends payable	8,956
Payable for investments purchased	7,096
Unrealized depreciation on OTC swap agreements	3,772
Directors’ fees payable	870
Affiliated transfer agent fee payable	623
Distribution fee payable	443
Unrealized depreciation on OTC cross currency exchange contracts	38

Total Liabilities	805,042

Net Assets	$35,896,198

Net assets were comprised of:
Common stock, at par	$77
Paid-in capital in excess of par	52,145,239
Total distributable earnings (loss)	(16,249,118)

Net assets, April 30, 2025	$35,896,198

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 87

PGIM Emerging Markets Debt Local Currency Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2025

Class A

Net asset value and redemption price per share, ($ 2,046,772 ÷ 440,121 shares of common stock issued and outstanding)	$4.65
Maximum sales charge (3.25% of offering price)	0.16

Maximum offering price to public	$4.81

Class C

Net asset value, offering price and redemption price per share, ($ 38,062 ÷ 8,125 shares of common stock issued and outstanding)	$4.68

Class Z

Net asset value, offering price and redemption price per share, ($ 29,075,457 ÷ 6,194,811 shares of common stock issued and outstanding)	$4.69

Class R6

Net asset value, offering price and redemption price per share, ($ 4,735,907 ÷ 1,009,827 shares of common stock issued and outstanding)	$4.69

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Income
Interest income (net of $70,961 foreign withholding tax)	$1,502,094
Affiliated dividend income	31,298

Total income	1,533,392

Expenses
Management fee	156,020
Distribution fee(a)	2,747
Transfer agent’s fees and expenses (including affiliated expense of $8,580)(a)	33,558
Custodian and accounting fees	32,573
Audit fee	28,700
Registration fees(a)	18,847
Professional fees	18,597
Shareholders’ reports	10,817
Directors’ fees	5,249
Commitment fees	3,166
Miscellaneous	13,982

Total expenses	324,256
Less: Fee waiver and/or expense reimbursement(a)	(148,216)

Net expenses	176,040

Net investment income (loss)	1,357,352

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (net of foreign capital gains taxes $(28,011))	(196,121)
Futures transactions	32,674
Forward and cross currency contract transactions	(88,533)
Options written transactions	194,437
Swap agreement transactions	(582,100)
Foreign currency transactions	(1,077,771)

(1,717,414)

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $(8,171))	1,098,992
Futures	1,120
Forward and cross currency contracts	463,445
Options written	5,135
Swap agreements	627,719
Foreign currencies	12,024

2,208,435

Net gain (loss) on investment and foreign currency transactions	491,021

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,848,373

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 89

PGIM Emerging Markets Debt Local Currency Fund

Statement of Operations (unaudited) (continued)

Six Months Ended April 30, 2025

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	2,565	182	—	—
Transfer agent’s fees and expenses	2,143	360	30,923	132
Registration fees	4,910	2,849	6,949	4,139
Fee waiver and/or expense reimbursement	(9,620)	(3,253)	(120,040)	(15,303)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,357,352	$3,331,805
Net realized gain (loss) on investment and foreign currency transactions	(1,717,414)	(2,587,233)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,208,435	3,513,268

Net increase (decrease) in net assets resulting from operations	1,848,373	4,257,840

Dividends and Distributions
Distributions from distributable earnings
Class A	(55,249)	(109,307)
Class C	(844)	(1,994)
Class Z	(1,193,456)	(2,390,898)
Class R6	(134,363)	(249,282)

	(1,383,912)	(2,751,481)

Tax return of capital distributions
Class A	—	(50,467)
Class C	—	(921)
Class Z	—	(1,103,877)
Class R6	—	(115,094)

	—	(1,270,359)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	3,789,604	17,917,041
Net asset value of shares issued in reinvestment of dividends and distributions	1,253,215	3,262,518
Cost of shares purchased	(22,240,367)	(28,419,557)

Net increase (decrease) in net assets from Fund share transactions	(17,197,548)	(7,239,998)

Total increase (decrease)	(16,733,087)	(7,003,998)

Net Assets:

Beginning of period	52,629,285	59,633,283

End of period	$35,896,198	$52,629,285

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 91

PGIM Emerging Markets Debt Local Currency Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023		2022		2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.56		$4.57	$4.27		$5.45		$5.57	$6.07
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.25	0.23	(b)	0.20		0.22	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.09		0.04	0.31	(c)	(1.17)		(0.09)	(0.47)
Total from investment operations	0.21		0.29	0.54		(0.97)		0.13	(0.23)
Less Dividends and Distributions:
Dividends from net investment income*	(0.12)		(0.20)	(0.24)		(0.04)		(0.25)	-
Tax return of capital distributions	-		(0.10)	-		(0.17)		-	(0.27)
Total dividends and distributions	(0.12)		(0.30)	(0.24)		(0.21)		(0.25)	(0.27)
Net asset value, end of period	$4.65		$4.56	$4.57		$4.27		$5.45	$5.57
Total Return(d):	4.72%		6.45%	12.66%		(18.18)%		2.19%	(3.75)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,047		$2,219	$2,391		$2,151		$3,489	$3,853
Average net assets (000)	$2,069		$2,450	$2,498		$2,762		$3,950	$3,518
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.13	%(f)	1.13%	1.14	%(g)	1.14	%(g)	1.13%	1.13%
Expenses before waivers and/or expense reimbursement	2.07	%(f)	1.89%	2.03	%(g)	1.90	%(g)	1.67%	2.04%
Net investment income (loss)	5.27	%(f)	5.41%	4.97%		4.13%		3.75%	4.24%
Portfolio turnover rate(h)	23%		43%	19%		26%		35%	64%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes certain non-recurring expenses of 0.01% for the year ended October 31, 2023 and interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the year ended October 31, 2022 which are being excluded from the Fund’s contractual waiver, if applicable.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Financial Highlights (unaudited) (continued)

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 93

PGIM Emerging Markets Debt Local Currency Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023	2022		2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.60		$4.60		$4.30	$5.49		$5.61	$6.11
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.22		0.20 (b)	0.17		0.18	0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.08		0.05		0.31 (c)	(1.19)		(0.09)	(0.47)
Total from investment operations	0.18		0.27		0.51	(1.02)		0.09	(0.27)
Less Dividends and Distributions:
Dividends from net investment income*	(0.10)		(0.17)		(0.21)	-		(0.21)	-
Tax return of capital distributions	-		(0.10)		-	(0.17)		-	(0.23)
Total dividends and distributions	(0.10)		(0.27)		(0.21)	(0.17)		(0.21)	(0.23)
Net asset value, end of period	$4.68		$4.60		$4.60	$4.30		$5.49	$5.61
Total Return(d):	4.10%		5.88%		11.76%	(18.82)%		1.44%	(4.41)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$38		$37		$62	$126		$190	$466
Average net assets (000)	$37		$49		$102	$144		$331	$484
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.88	%(f)	1.89	%(g)	1.88%	1.89	%(g)	1.88%	1.88%
Expenses before waivers and/or expense reimbursement	19.73	%(f)	15.28%		8.97%	7.40	%(g)	4.60%	5.82%
Net investment income (loss)	4.52	%(f)	4.65%		4.19%	3.35%		3.00%	3.54%
Portfolio turnover rate(h)	23%		43%		19%	26%		35%	64%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% for the year ended October 31, 2024 and interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the year ended October 31, 2022 which are being excluded from the Fund’s contractual waiver, if applicable.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Financial Highlights (unaudited) (continued)

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 95

PGIM Emerging Markets Debt Local Currency Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023		2022		2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.60		$4.61	$4.31		$5.50		$5.62	$6.13
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.28	0.26	(b)	0.22		0.24	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.09		0.04	0.30	(c)	(1.18)		(0.08)	(0.48)
Total from investment operations	0.22		0.32	0.56		(0.96)		0.16	(0.21)
Less Dividends and Distributions:
Dividends from net investment income*	(0.13)		(0.23)	(0.26)		(0.06)		(0.28)	-
Tax return of capital distributions	-		(0.10)	-		(0.17)		-	(0.30)
Total dividends and distributions	(0.13)		(0.33)	(0.26)		(0.23)		(0.28)	(0.30)
Net asset value, end of period	$4.69		$4.60	$4.61		$4.31		$5.50	$5.62
Total Return(d):	4.92%		6.88%	13.05%		(17.83)%		2.63%	(3.45)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,075		$45,167	$52,178		$23,229		$49,067	$57,392
Average net assets (000)	$41,678		$49,456	$42,236		$39,563		$59,794	$56,989
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.72	%(f)	0.72%	0.73	%(g)	0.73	%(g)	0.72%	0.74%
Expenses before waivers and/or expense reimbursement	1.30	%(f)	1.17%	1.26	%(g)	1.32	%(g)	1.16%	1.27%
Net investment income (loss)	5.66	%(f)	5.84%	5.40%		4.49%		4.16%	4.72%
Portfolio turnover rate(h)	23%		43%	19%		26%		35%	64%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes certain non-recurring expenses of 0.01% for the year ended October 31, 2023 and interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the year ended October 31, 2022 which are being excluded from the Fund’s contractual waiver, if applicable.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Financial Highlights (unaudited) (continued)

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 97

PGIM Emerging Markets Debt Local Currency Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023		2022		2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.60		$4.60	$4.31		$5.50		$5.62	$6.12
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.28	0.26	(b)	0.23		0.25	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.09		0.05	0.30	(c)	(1.19)		(0.09)	(0.47)
Total from investment operations	0.22		0.33	0.56		(0.96)		0.16	(0.20)
Less Dividends and Distributions:
Dividends from net investment income*	(0.13)		(0.23)	(0.27)		(0.06)		(0.28)	-
Tax return of capital distributions	-		(0.10)	-		(0.17)		-	(0.30)
Total dividends and distributions	(0.13)		(0.33)	(0.27)		(0.23)		(0.28)	(0.30)
Net asset value, end of period	$4.69		$4.60	$4.60		$4.31		$5.50	$5.62
Total Return(d):	4.95%		7.19%	12.88%		(17.77)%		2.70%	(3.24)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,736		$5,207	$5,002		$1,352		$3,237	$50
Average net assets (000)	$4,620		$5,243	$2,239		$2,001		$1,613	$42
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.65	%(f)	0.65%	0.66	%(g)	0.66	%(g)	0.65%	0.67%
Expenses before waivers and/or expense reimbursement	1.32	%(f)	1.21%	1.53	%(g)	1.47	%(g)	1.63%	40.50%
Net investment income (loss)	5.75	%(f)	5.89%	5.45%		4.56%		4.27%	4.64%
Portfolio turnover rate(h)	23%		43%	19%		26%		35%	64%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes certain non-recurring expenses of 0.01% for the year ended October 31, 2023 and interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the year ended October 31, 2022 which are being excluded from the Fund’s contractual waiver, if applicable.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Financial Highlights (unaudited) (continued)

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 99

Notes to Financial Statements (unaudited)

1.	Organization

Prudential World Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate to the following series of the RIC: PGIM Emerging Markets Debt Hard Currency Fund and PGIM Emerging Markets Debt Local Currency Fund (each, a “Fund” and collectively, the “Funds”). PGIM Emerging Markets Debt Hard Currency Fund is classified as a diversified fund for purposes of the 1940 Act and PGIM Emerging Markets Debt Local Currency Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM Emerging Markets Debt Hard Currency Fund (“Emerging Markets Debt Hard Currency”)	total return, through a combination of current income and capital appreciation
PGIM Emerging Markets Debt Local Currency Fund (“Emerging Markets Debt Local Currency”)	total return, through a combination of current income and capital appreciation

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Notes to Financial Statements (unaudited) (continued)

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign

Notes to Financial Statements (unaudited) (continued)

currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Funds enter into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Funds purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Funds may also use options to gain additional market exposure. The Funds’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty

Notes to Financial Statements (unaudited) (continued)

(“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Funds used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Funds’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of each Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to each Fund is held in a segregated account by each Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is

Notes to Financial Statements (unaudited) (continued)

presented in the Schedule of Investments. Collateral pledged by each Fund is segregated by each Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by each Fund and the applicable counterparty. Collateral requirements are determined based on each Fund’s net position with each counterparty. Termination events applicable to each Fund may occur upon a decline in each Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of each Fund’s counterparties to elect early termination could impact each Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and

Notes to Financial Statements (unaudited) (continued)

gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadvisers’ performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to the Funds through its PGIM Fixed Income unit, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of subadvisers.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2025, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Emerging Markets Debt Hard Currency	0.650% on average daily net assets up to $1 billion; 0.630% on average daily net assets from $1 billion to $3 billion; 0.610% on average daily net assets from $3 billion to $5 billion; 0.600% on average daily net assets from $5 billion to $10 billion; 0.590% on average daily net assets over $10 billion.	0.65%

Emerging Markets Debt Local Currency	0.650% on average daily net assets up to $1 billion; 0.630% on average daily net assets from $1 billion to $3 billion; 0.610% on average daily net assets from $3 billion to $5 billion; 0.600% on average daily net assets from $5 billion to $10 billion; 0.590% on average daily net assets over $10 billion.	0.65

The Manager has contractually agreed, through February 28, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation

Emerging Markets Debt Hard Currency - Class A	1.05%

Emerging Markets Debt Hard Currency - Class C	1.80

Emerging Markets Debt Hard Currency - Class Z	0.75

Notes to Financial Statements (unaudited) (continued)

Fund	Class Expense Limitation

Emerging Markets Debt Hard Currency - Class R6	0.65%

Emerging Markets Debt Local Currency - Class A	1.13

Emerging Markets Debt Local Currency - Class C	1.88

Emerging Markets Debt Local Currency - Class Z	0.72

Emerging Markets Debt Local Currency - Class R6	0.65

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

Each Fund’s annual gross and net distribution rates, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee

Emerging Markets Debt Hard Currency - Class A	0.25%	0.25%

Emerging Markets Debt Hard Currency - Class C	1.00	1.00

Emerging Markets Debt Hard Currency - Class Z	N/A	N/A

Emerging Markets Debt Hard Currency - Class R6	N/A	N/A

Emerging Markets Debt Local Currency - Class A	0.25	0.25

Emerging Markets Debt Local Currency - Class C	1.00	1.00

Emerging Markets Debt Local Currency - Class Z	N/A	N/A

Emerging Markets Debt Local Currency - Class R6	N/A	N/A

For the reporting period ended April 30, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC

Emerging Markets Debt Hard Currency - Class A	$254	$—

Emerging Markets Debt Hard Currency - Class C	—	—

Emerging Markets Debt Local Currency - Class A	37	—

Emerging Markets Debt Local Currency - Class C	—	—

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2025, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Emerging Markets Debt Hard Currency	$33,128,871	$32,094,124

Emerging Markets Debt Local Currency	9,683,465	23,638,216

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2025, is presented as follows:

Notes to Financial Statements (unaudited) (continued)

Emerging Markets Debt Hard Currency:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)

$2,192,388	$30,571,487	$27,804,296	$ —	$ —	$4,959,579	4,959,579	$61,329

PGIM Institutional Money Market Fund (7-day effective yield 4.540%)(1)(b)(wb)

3,028,567	20,163,997	19,773,775	151	(971)	3,417,969	3,420,362	4,741	(2)

$5,220,955	$50,735,484	$47,578,071	$151	$(971)	$8,377,548		$66,070
Emerging Markets Debt Local Currency:
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)

$1,469,009	$14,625,877	$14,294,175	$—	$—	$1,800,711	1,800,711	$31,298

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of April 30, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

Emerging Markets Debt Hard Currency	$221,451,430	$7,457,662	$(12,774,738)	$(5,317,076)

Emerging Markets Debt Local Currency	35,388,556	2,279,253	(2,826,350)	(547,097)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized

Emerging Markets Debt Hard Currency	$36,935,000	$—

Emerging Markets Debt Local Currency	12,681,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2024 are subject to such review.

7.	Capital and Ownership

Each Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is authorized to issue 10,225,000,000 shares of common stock, $0.00001 par value per share. The authorized shares of the Funds are currently classified and designated as follows:

Fund	Number of Shares

Emerging Markets Debt Hard Currency - Class A	100,000,000

Emerging Markets Debt Hard Currency - Class C	100,000,000

Emerging Markets Debt Hard Currency - Class Z	200,000,000

Emerging Markets Debt Hard Currency - Class R6	200,000,000

Emerging Markets Debt Local Currency - Class A	10,000,000

Emerging Markets Debt Local Currency - Class C	50,000,000

Emerging Markets Debt Local Currency - Class Z	250,000,000

Notes to Financial Statements (unaudited) (continued)

Fund	Number of Shares

Emerging Markets Debt Local Currency - Class T	190,000,000

Emerging Markets Debt Local Currency - Class R6	50,000,000

The Emerging Markets Debt Local Currency Fund currently does not have any Class T shares outstanding.

As of April 30, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares

Emerging Markets Debt Hard Currency–Class A	1,579	4.6%

Emerging Markets Debt Hard Currency–Class C	1,494	100.0

Emerging Markets Debt Hard Currency–Class R6	4,619,189	28.7

Emerging Markets Debt Local Currency–Class R6	231	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Emerging Markets Debt Hard Currency	1	14.5%

Emerging Markets Debt Local Currency	—	—

Unaffiliated:

Emerging Markets Debt Hard Currency	3	76.0

Emerging Markets Debt Local Currency	4	93.6

Transactions in shares of common stock were as follows:

Emerging Markets Debt Hard Currency:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2025:
Shares sold	16,038	$107,037
Shares issued in reinvestment of dividends and distributions	911	6,268
Shares purchased	(161)	(1,116)
Net increase (decrease) in shares outstanding before conversion	16,788	112,189
Shares issued upon conversion from other share class(es)	2,669	18,333
Net increase (decrease) in shares outstanding	19,457	$130,522

Emerging Markets Debt Hard Currency (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:
Shares sold	36,446	$248,039
Shares issued in reinvestment of dividends and distributions	1,013	7,058
Shares purchased	(50,558)	(348,830)
Net increase (decrease) in shares outstanding before conversion	(13,099)	(93,733)
Shares issued upon conversion from other share class(es)	13,393	94,916
Net increase (decrease) in shares outstanding	294	$1,183

Class C
Six months ended April 30, 2025:
Shares issued in reinvestment of dividends and distributions	76	$518
Net increase (decrease) in shares outstanding	76	$518

Year ended October 31, 2024:
Shares issued in reinvestment of dividends and distributions	85	$591
Net increase (decrease) in shares outstanding	85	$591

Class Z
Six months ended April 30, 2025:
Shares sold	13,605,055	$95,862,434
Shares issued in reinvestment of dividends and distributions	729,364	5,014,639
Shares purchased	(3,153,474)	(21,696,795)
Net increase (decrease) in shares outstanding before conversion	11,180,945	79,180,278
Shares issued upon conversion from other share class(es)	2,031,176	14,417,564
Shares purchased upon conversion into other share class(es)	(3,581)	(24,839)
Net increase (decrease) in shares outstanding	13,208,540	$93,573,003

Year ended October 31, 2024:
Shares sold	2,605,312	$18,182,870
Shares issued in reinvestment of dividends and distributions	85,912	598,971
Shares purchased	(1,726,583)	(12,087,795)
Net increase (decrease) in shares outstanding before conversion	964,641	6,694,046
Shares purchased upon conversion into other share class(es)	(80,329)	(559,635)
Net increase (decrease) in shares outstanding	884,312	$6,134,411

Class R6
Six months ended April 30, 2025:
Shares sold	718,036	$4,949,528
Shares issued in reinvestment of dividends and distributions	961,518	6,639,746
Shares purchased	(11,506,685)	(81,593,550)
Net increase (decrease) in shares outstanding before conversion	(9,827,131)	(70,004,276)
Shares issued upon conversion from other share class(es)	916	6,506
Shares purchased upon conversion into other share class(es)	(2,034,033)	(14,417,564)
Net increase (decrease) in shares outstanding	(11,860,248)	$(84,415,334)

Notes to Financial Statements (unaudited) (continued)

Emerging Markets Debt Hard Currency (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:
Shares sold	5,009,121	$34,758,997
Shares issued in reinvestment of dividends and distributions	2,272,830	15,835,692
Shares purchased	(9,939,323)	(69,633,991)
Net increase (decrease) in shares outstanding before conversion	(2,657,372)	(19,039,302)
Shares issued upon conversion from other share class(es)	67,008	464,719
Net increase (decrease) in shares outstanding	(2,590,364)	$(18,574,583)

Emerging Markets Debt Local Currency:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2025:
Shares sold	4,898	$21,863
Shares issued in reinvestment of dividends and distributions	12,085	54,584
Shares purchased	(61,034)	(275,434)
Net increase (decrease) in shares outstanding before conversion	(44,051)	(198,987)
Shares issued upon conversion from other share class(es)	122	551
Shares purchased upon conversion into other share class(es)	(2,273)	(10,250)
Net increase (decrease) in shares outstanding	(46,202)	$(208,686)

Year ended October 31, 2024:
Shares sold	99,756	$466,738
Shares issued in reinvestment of dividends and distributions	33,651	157,944
Shares purchased	(163,195)	(756,886)
Net increase (decrease) in shares outstanding before conversion	(29,788)	(132,204)
Shares issued upon conversion from other share class(es)	1,268	6,009
Shares purchased upon conversion into other share class(es)	(8,830)	(41,287)
Net increase (decrease) in shares outstanding	(37,350)	$(167,482)

Class C
Six months ended April 30, 2025:
Shares sold	(52,565)	$(239,130)
Shares issued in reinvestment of dividends and distributions	185	842
Shares purchased	(23)	(104)
Net increase (decrease) in shares outstanding before conversion	(52,403)	(238,392)
Shares issued upon conversion from other share class(es)	52,565	239,130
Shares purchased upon conversion into other share class(es)	(121)	(551)
Net increase (decrease) in shares outstanding	41	$187

Emerging Markets Debt Local Currency (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:
Shares issued in reinvestment of dividends and distributions	614	$2,909
Shares purchased	(4,743)	(22,000)
Net increase (decrease) in shares outstanding before conversion	(4,129)	(19,091)
Shares purchased upon conversion into other share class(es)	(1,260)	(6,009)
Net increase (decrease) in shares outstanding	(5,389)	$(25,100)

Class Z
Six months ended April 30, 2025:
Shares sold	878,416	$4,006,411
Shares issued in reinvestment of dividends and distributions	233,636	1,063,426
Shares purchased	(4,727,005)	(21,503,480)
Net increase (decrease) in shares outstanding	(3,614,953)	$(16,433,643)

Year ended October 31, 2024:
Shares sold	3,618,465	$17,251,276
Shares issued in reinvestment of dividends and distributions	575,747	2,737,302
Shares purchased	(5,720,095)	(27,294,286)
Net increase (decrease) in shares outstanding before conversion	(1,525,883)	(7,305,708)
Shares issued upon conversion from other share class(es)	8,754	41,287
Shares purchased upon conversion into other share class(es)	(51)	(246)
Net increase (decrease) in shares outstanding	(1,517,180)	$(7,264,667)

Class R6
Six months ended April 30, 2025:
Shares sold	100	$460
Shares issued in reinvestment of dividends and distributions	29,477	134,363
Shares purchased	(101,000)	(461,349)
Net increase (decrease) in shares outstanding before conversion	(71,423)	(326,526)
Shares purchased upon conversion into other share class(es)	(50,422)	(228,880)
Net increase (decrease) in shares outstanding	(121,845)	$(555,406)

Year ended October 31, 2024:
Shares sold	41,792	$199,027
Shares issued in reinvestment of dividends and distributions	77,039	364,363
Shares purchased	(73,642)	(346,385)
Net increase (decrease) in shares outstanding before conversion	45,189	217,005
Shares issued upon conversion from other share class(es)	51	246
Net increase (decrease) in shares outstanding	45,240	$217,251

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of

Notes to Financial Statements (unaudited) (continued)

temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA

Term of Commitment	9/27/2024 - 9/25/2025

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds indicated below utilized the SCA during the reporting period ended April 30, 2025. The average balance outstanding is for the number of days the Funds utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at April 30, 2025
Emerging Markets Debt Hard Currency	$793,000	5.68%	1	$ 793,000	$—
Emerging Markets Debt Local Currency	384,143	5.47	7	1,210,000	—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Emerging Markets Debt Hard Currency	Emerging Markets Debt Local Currency
Credit	X	X
Currency	X	X

Risks	Emerging Markets Debt Hard Currency	Emerging Markets Debt Local Currency
Debt Obligations	X	X
Derivatives	X	X
Economic and Market Events	X	X
Emerging Markets	X	X
Foreign Securities	X	X
Geographic Concentration	X	X
Increase in Expenses	X	X
Interest Rate	X	X
Junk Bonds	X	X
Large Shareholder and Large Scale Redemption	X	X
Liquidity	X	X
Management	X	X
Market Disruption and Geopolitical	X	X
Market	X	X
Non-Diversified Investment Company	–	X
Sovereign Debt	X	X

Credit Risk: Credit risk relates to the ability of the issuer of a fixed income instrument or the counterparty to a financial transaction with the Fund to meet interest and principal payments as they come due or to fulfill its obligations to the Fund. The value of the fixed income instruments held by the Fund will be adversely affected by any erosion in the ability of the relevant issuers to make interest and principal payments as they become due. The ratings given to a debt security by certain ratings agencies provide a generally useful guide as to such credit risk. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the rating agency with respect to that security. Increasing the amount of Fund assets invested in lower-rated securities generally will increase the Fund’s income, but also will increase the credit risk to which the Fund is subject. The Fund generally enters into financial transactions with major dealers that are deemed acceptable to the subadviser from a credit perspective.

Currency Risk: The Fund’s assets may be invested in securities that are denominated in non-US currencies or directly in currencies. Such investments are subject to the risk that the value of a particular currency will change in relation to the US dollar or other currencies. The weakening of a country’s currency relative to the US dollar will negatively affect the dollar value of the Fund’s assets. Among the factors that may affect currency values are trade balances, levels of short term interest rates, differences in relative values of similar assets in different currencies, long term opportunities for investment and capital appreciation, central bank policy, and political developments. The Fund may attempt to hedge such risks by selling or buying currencies in the forward market; selling or buying currency futures contracts, options or other securities thereon; borrowing funds denominated in particular currencies; or any combination thereof, depending on the availability of liquidity in the hedging instruments and their relative costs. There can be no assurance that such strategies will be implemented or, if implemented, will be effective. The Fund would incur additional costs from hedging.

Notes to Financial Statements (unaudited) (continued)

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease.

Notes to Financial Statements (unaudited) (continued)

Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain

Notes to Financial Statements (unaudited) (continued)

securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Sovereign Debt Risk: The Fund may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

10.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of April 30, 2025.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

 Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.

(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.

(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential World Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 20, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 20, 2025